UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03599

Name of Fund: The Royce Fund
Fund Address: 745 Fifth Avenue
                            New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2012

Date of reporting period: 9/30/2012

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.1%

Consumer Discretionary – 15.7%
Auto Components - 1.3%
China XD Plastics [1,2]	244,900	$928,171
Dorman Products [2]	1,093,163	34,445,566
Drew Industries [2]	836,088	25,258,219
Gentex Corporation	210,800	3,585,708
Spartan Motors	109,000	545,000
Strattec Security	150,000	3,193,500
Superior Industries International	488,000	8,339,920

		76,296,084

Automobiles - 0.7%
Thor Industries	658,750	23,925,800
Winnebago Industries [2,3]	1,504,450	19,001,204

		42,927,004

Distributors - 0.4%
Pool Corporation	261,400	10,869,012
Weyco Group [3]	590,500	14,378,675

		25,247,687

Diversified Consumer Services - 0.9%
Corinthian Colleges [2]	100,000	238,000
Lincoln Educational Services	154,000	646,800
Sotheby’s	1,261,308	39,731,202
Universal Technical Institute	824,114	11,290,362

		51,906,364

Hotels, Restaurants & Leisure - 0.1%
CEC Entertainment	140,600	4,234,872

Household Durables - 2.6%
Desarrolladora Homex ADR [1,2]	292,400	3,988,336
Ethan Allen Interiors [3]	1,623,910	35,596,107
Furniture Brands International [1,2]	1,029,400	1,492,630
Harman International Industries	401,900	18,551,704
La-Z-Boy [2]	907,300	13,273,799
Mohawk Industries [2]	413,200	33,064,264
Natuzzi ADR [2]	2,096,300	4,779,564
NVR [2]	42,651	36,018,770
Skullcandy [1,2]	133,200	1,831,500
Skyline Corporation [2]	183,400	992,194
Stanley Furniture [1,2,3]	912,235	4,442,584

		154,031,452

Internet & Catalog Retail - 0.0%
NutriSystem	33,400	351,702

Leisure Equipment & Products - 0.1%
Callaway Golf	250,000	1,535,000
Leapfrog Enterprises Cl. A [2]	122,800	1,107,656
Sturm, Ruger & Co.	27,850	1,378,296

		4,020,952

Media - 1.1%
Acquity Group ADR [2]	36,000	352,440
DreamWorks Animation SKG Cl. A [1,2]	746,800	14,360,964
Global Sources [2]	58,766	385,505
Morningstar	546,800	34,251,552
Rentrak Corporation [2]	64,746	1,096,150
Scholastic Corporation	393,000	12,489,540
World Wrestling Entertainment Cl. A	473,808	3,814,154

		66,750,305

Multiline Retail - 0.0%
Tuesday Morning [2]	370,000	2,423,500

Specialty Retail - 5.5%
American Eagle Outfitters	956,991	20,173,370
America’s Car-Mart [2,3]	501,600	22,807,752
Ascena Retail Group [2]	2,248,432	48,228,866
Buckle (The) [1]	692,509	31,460,684
Cato Corporation (The) Cl. A	1,400,802	41,617,828
GameStop Corporation Cl. A [1]	1,121,000	23,541,000
Guess?	895,114	22,753,798
Jos. A. Bank Clothiers [1,2]	680,479	32,989,622
Le Chateau Cl. A [1,2]	886,300	1,803,072
Men’s Wearhouse (The)	195,533	6,732,201
Penske Automotive Group	389,200	11,711,028
Pier 1 Imports	1,210,400	22,682,896
Shoe Carnival [3]	1,287,398	30,292,475
Stein Mart [2]	782,769	6,661,364
Wet Seal (The) Cl. A [2]	385,000	1,212,750

		324,668,706

Textiles, Apparel & Luxury Goods - 3.0%
Barry (R.G.)	198,969	2,932,803
Carter’s [2]	153,300	8,253,672
Columbia Sportswear	338,161	18,260,694
Crocs [2]	191,600	3,105,836
Deckers Outdoor [1,2]	481,563	17,644,468
G-III Apparel Group [2]	628,992	22,580,813
Gildan Activewear	239,000	7,571,520
K-Swiss Cl. A [1,2]	654,450	2,244,764
Maidenform Brands [2]	974,407	19,955,855
Movado Group	50,000	1,686,000
Steven Madden [2]	412,922	18,052,950
True Religion Apparel	432,100	9,216,693
Vera Bradley [1,2]	447,500	10,672,875
Warnaco Group (The) [2]	559,300	29,027,670
Wolverine World Wide	155,700	6,908,409

		178,115,022

Total		930,973,650

Consumer Staples – 1.4%
Food & Staples Retailing - 0.0%
Village Super Market Cl. A	60,009	2,205,931

Food Products - 0.5%
Calavo Growers	49,200	1,230,000
Cal-Maine Foods	252,321	11,339,306
Darling International [2]	20,000	365,800
Industrias Bachoco ADR	103,886	2,493,264
Sanderson Farms	366,900	16,279,353

		31,707,723

Household Products - 0.2%
Harbinger Group [2]	1,009,600	8,510,928

Personal Products - 0.7%
Inter Parfums	1,242,071	22,729,899
Nu Skin Enterprises Cl. A	352,700	13,695,341
Nutraceutical International [2]	312,500	4,925,000

		41,350,240

Total		83,774,822

Energy – 7.3%
Energy Equipment & Services - 6.5%
C&J Energy Services [1,2]	301,177	5,993,422
CARBO Ceramics	282,300	17,762,316
Ensign Energy Services	1,710,100	26,266,413
Exterran Holdings [2]	951,700	19,300,476
Geodrill [2]	497,300	799,241
Helmerich & Payne	1,114,569	53,064,630
ION Geophysical [2]	816,700	5,667,898
Lufkin Industries	167,600	9,020,232
Matrix Service [1,2]	1,261,943	13,338,738
Oil States International [2]	875,008	69,528,136
Pason Systems	2,235,900	37,321,857
Patterson-UTI Energy	419,800	6,649,632
Rowan Companies [2]	14,000	472,780
RPC	1,280,475	15,224,848
SEACOR Holdings [2]	267,200	22,273,792
ShawCor Cl. A	265,500	11,526,335
Tidewater	51,000	2,475,030
Trican Well Service	1,409,100	18,332,204
Unit Corporation [2]	1,065,543	44,220,034
Willbros Group [2]	230,800	1,239,396

		380,477,410

Oil, Gas & Consumable Fuels - 0.8%
Cimarex Energy	369,400	21,628,370
Gastar Exploration [2]	175,000	290,500
SM Energy	229,100	12,396,601
Sprott Resource [2]	2,957,400	11,882,546
VAALCO Energy [2]	239,600	2,048,580

		48,246,597

Total		428,724,007

Financials – 10.7%
Capital Markets - 5.3%
Affiliated Managers Group [2]	251,065	30,880,995
AGF Management Cl. B	846,600	9,679,365
AllianceBernstein Holding L.P.	1,911,560	29,457,140
Artio Global Investors Cl. A	1,397,300	4,163,954
Cohen & Steers	857,170	25,389,375
Cowen Group [2]	2,152,377	5,811,418
Diamond Hill Investment Group	104,900	8,043,732
Duff & Phelps Cl. A	90,000	1,224,900
Federated Investors Cl. B	1,995,655	41,290,102
Financial Engines [1,2]	97,000	2,311,510
GAMCO Investors Cl. A	145,200	7,223,700
GFI Group	580,000	1,844,400
INTL FCStone [2]	68,417	1,304,028
Janus Capital Group	650,000	6,136,000
Jefferies Group	1,085,200	14,856,388
Knight Capital Group Cl. A [2]	188,148	504,237
Lazard Cl. A	1,039,000	30,369,970
Manning & Napier	677,292	8,256,189
MVC Capital	223,600	2,862,080
Oppenheimer Holdings Cl. A	25,000	398,750
SEI Investments	1,867,600	40,060,020
Sprott	433,900	2,092,041
Waddell & Reed Financial Cl. A	862,027	28,248,625
Westwood Holdings Group	359,735	14,033,262

		316,442,181

Commercial Banks - 0.1%
City Holding Company	208,659	7,478,339

Consumer Finance - 0.1%
World Acceptance [1,2]	50,000	3,372,500

Diversified Financial Services - 0.5%
Interactive Brokers Group	788,600	11,056,172
MSCI Cl. A [2]	229,500	8,213,805
PICO Holdings [2]	487,400	11,122,468

		30,392,445

Insurance - 3.9%
Alleghany Corporation [2]	13,600	4,691,184
Allied World Assurance Company Holdings	180,865	13,971,821
Alterra Capital Holdings	332,131	7,951,216
Aspen Insurance Holdings	476,573	14,530,711
Baldwin & Lyons Cl. B	306,000	7,316,460
Brown & Brown	755,700	19,701,099
E-L Financial	40,980	17,299,054
Enstar Group [2]	142,189	14,169,134
Erie Indemnity Cl. A	325,180	20,899,319
Fidelity National Financial	545,000	11,657,550
Gallagher (Arthur J.) & Co.	611,100	21,889,602
Greenlight Capital Re Cl. A [2]	308,500	7,635,375
HCC Insurance Holdings	22,403	759,238
Meadowbrook Insurance Group	917,006	7,051,776
ProAssurance Corporation	250,554	22,660,104
Reinsurance Group of America	502,505	29,079,964
RLI	65,231	4,348,298
Stewart Information Services	116,600	2,348,324

		227,960,229

Real Estate Management & Development - 0.5%
E-House China Holdings ADR	362,400	1,551,072
Forestar Group [2]	50,000	833,000
Jones Lang LaSalle	322,000	24,584,700
Tejon Ranch [2]	111,624	3,353,185

		30,321,957

Thrifts & Mortgage Finance - 0.3%
BofI Holding [2]	112,100	2,920,205
Doral Financial [2]	214,600	201,874
Genworth MI Canada	601,100	12,754,497

		15,876,576

Total		631,844,227

Health Care – 7.3%
Biotechnology - 0.3%
Lexicon Pharmaceuticals [1,2]	1,522,400	3,531,968
Myriad Genetics [2]	569,700	15,376,203
3SBio ADR [2]	82,200	1,067,778

		19,975,949

Health Care Equipment & Supplies - 1.8%
Analogic Corporation	15,000	1,172,550
CryoLife	124,427	836,150
Exactech [2]	115,900	2,066,497
IDEXX Laboratories [1,2]	408,299	40,564,506
Invacare Corporation	86,400	1,221,696
Medical Action Industries [1,2]	304,262	1,061,874
Merit Medical Systems [2]	534,586	7,981,369
STERIS Corporation	577,600	20,487,472
SurModics [2]	346,900	7,014,318
Teleflex	60,000	4,130,400
Thoratec Corporation [2]	366,600	12,684,360
Young Innovations	190,293	7,440,456

		106,661,648

Health Care Providers & Services - 2.6%
Almost Family [2]	34,147	726,648
Chemed Corporation	413,079	28,622,244
Cross Country Healthcare [2]	240,700	1,136,104
HealthSouth Corporation [2]	915,000	22,014,900
Hooper Holmes [2]	2,392,970	1,531,501
Landauer	344,000	20,543,680
Magellan Health Services [2]	253,222	13,068,787
MEDNAX [2]	306,702	22,833,964
Owens & Minor	654,000	19,541,520
U.S. Physical Therapy [3]	736,687	20,354,662
VCA Antech [2]	91,783	1,810,879

		152,184,889

Life Sciences Tools & Services - 2.1%
Bio-Rad Laboratories Cl. A [2]	83,012	8,859,041
Covance [2]	340,000	15,874,600
Furiex Pharmaceuticals [2]	43,625	832,365
ICON ADR [2]	476,923	11,622,613
Mettler-Toledo International [2]	196,200	33,499,188
PAREXEL International [2]	270,000	8,305,200
PerkinElmer	1,018,020	30,001,049
Techne Corporation	174,300	12,539,142

		121,533,198

Pharmaceuticals - 0.5%
Endo Health Solutions [2]	246,000	7,803,120
Hi-Tech Pharmacal [2,3]	721,623	23,892,937

		31,696,057

Total		432,051,741

Industrials – 25.8%
Aerospace & Defense - 1.8%
AeroVironment [2]	93,600	2,196,792
Astronics Corporation [2]	83,583	2,574,356
Ceradyne	75,000	1,832,250
CPI Aerostructures [2]	99,665	1,080,369
Cubic Corporation	356,782	17,860,507
Curtiss-Wright	255,620	8,358,774
HEICO Corporation	975,428	37,739,309
HEICO Corporation Cl. A	151,952	4,636,055
Kratos Defense & Security Solutions [1,2]	95,578	558,176
Sparton Corporation [2]	70,208	888,131
Teledyne Technologies [2]	409,866	25,981,406

		103,706,125

Air Freight & Logistics - 0.9%
Forward Air	869,900	26,453,659
Hub Group Cl. A [2]	247,500	7,345,800
Pacer International [2]	817,040	3,251,819
UTi Worldwide	1,329,900	17,913,753

		54,965,031

Building Products - 2.2%
AAON	1,150,650	22,656,298
Ameresco Cl. A [2]	173,700	2,051,397
American Woodmark [2]	645,774	12,896,107
Apogee Enterprises	125,069	2,453,854
Armstrong World Industries	379,300	17,588,141
Gibraltar Industries [2]	615,120	7,885,838
Insteel Industries	233,708	2,741,395
Owens Corning [2]	808,000	27,035,680
Quanex Building Products	30,000	565,200
Simpson Manufacturing	1,084,000	31,024,080
WaterFurnace Renewable Energy	114,300	1,949,762

		128,847,752

Commercial Services & Supplies - 2.5%
Brink’s Company (The)	1,314,485	33,769,120
Copart [2]	1,060,012	29,394,133
Healthcare Services Group	677,275	15,489,279
Mine Safety Appliances	332,100	12,377,367
Ritchie Bros. Auctioneers [1]	1,726,900	33,208,287
Steelcase Cl. A	100,000	985,000
Sykes Enterprises [2]	88,878	1,194,520
Team [2]	325,590	10,370,041
Tetra Tech [2]	154,300	4,051,918
TMS International Cl. A [2]	204,500	2,024,550
Viad Corporation	203,666	4,248,473

		147,112,688

Construction & Engineering - 1.4%
Baker (Michael) [2]	163,100	3,891,566
Chicago Bridge & Iron	23,000	876,070
Comfort Systems USA	619,484	6,770,960
EMCOR Group	1,131,840	32,302,714
Jacobs Engineering Group [2]	95,500	3,861,065
KBR	1,030,300	30,723,546
Layne Christensen [2]	141,300	2,770,893
Pike Electric [2]	196,915	1,565,474
Sterling Construction [2]	274,671	2,741,217

		85,503,505

Electrical Equipment - 2.6%
AZZ	693,958	26,356,525
Brady Corporation Cl. A	481,900	14,110,032
Encore Wire	361,579	10,579,802
EnerSys [2]	53,000	1,870,370
Franklin Electric	636,500	38,501,885
Fushi Copperweld [2]	107,504	977,211
Global Power Equipment Group	627,905	11,609,964
GrafTech International [2]	2,109,206	18,961,762
Hubbell Cl. B	10,500	847,770
Jinpan International [1]	161,183	783,349
Powell Industries [2]	365,000	14,114,550
Preformed Line Products [3]	311,088	16,895,189

		155,608,409

Industrial Conglomerates - 0.4%
Raven Industries	814,270	23,963,966
Standex International	24,600	1,093,470

		25,057,436

Machinery - 7.9%
Astec Industries [2]	58,424	1,846,783
Briggs & Stratton	252,600	4,716,042
Cascade Corporation	255,608	13,991,982
Chart Industries [2]	19,500	1,440,075
CLARCOR	600,400	26,795,852
Columbus McKinnon [2]	191,650	2,895,831
Crane Company	37,500	1,497,375
Donaldson Company	867,000	30,093,570
Foster (L.B.) Company	126,598	4,094,179
FreightCar America	37,100	660,009
Gardner Denver	243,258	14,695,216
Gorman-Rupp Company	49,733	1,342,791
Graco	605,449	30,441,976
Graham Corporation	106,248	1,919,901
Hurco Companies [2]	30,552	699,030
IDEX Corporation	343,500	14,347,995
Industrea	927,135	1,197,338
Kaydon Corporation	158,400	3,538,656
Kennametal	1,846,445	68,466,181
Lincoln Electric Holdings	951,460	37,154,513
Lindsay Corporation	10,300	741,291
Miller Industries	79,899	1,282,379
Nordson Corporation	576,568	33,798,416
Proto Labs [1,2]	75,000	2,536,500
RBC Bearings [2]	459,400	22,097,140
Robbins & Myers	39,400	2,348,240
Sun Hydraulics	650,700	17,289,099
Tennant Company	764,500	32,735,890
Valmont Industries	300,200	39,476,300
WABCO Holdings [2]	494,200	28,500,514
Wabtec Corporation	294,170	23,618,909

		466,259,973

Marine - 0.2%
Kirby Corporation [2]	213,700	11,813,336

Professional Services - 3.4%
Advisory Board (The) [2]	1,296,758	62,023,935
Barrett Business Services	160,800	4,357,680
Corporate Executive Board	619,700	33,234,511
CRA International [2,3]	592,143	10,232,231
Exponent [2]	373,893	21,345,551
FTI Consulting [2]	186,600	4,978,488
GP Strategies [2]	107,815	2,082,986
Korn/Ferry International [2]	50,000	766,500
ManpowerGroup	471,230	17,341,264
On Assignment [2]	85,000	1,693,200
Robert Half International	700,400	18,651,652
Towers Watson & Company Cl. A	367,700	19,506,485
TrueBlue [2]	342,100	5,377,812

		201,592,295

Road & Rail - 0.8%
Arkansas Best	486,600	3,853,872
Landstar System	593,500	28,060,680
Patriot Transportation Holding [2]	254,400	7,092,672
Universal Truckload Services	661,600	10,565,752

		49,572,976

Trading Companies & Distributors - 1.4%
Air Lease Cl. A [1,2]	568,800	11,603,520
Applied Industrial Technologies	929,494	38,508,937
Houston Wire & Cable	22,700	244,252
MFC Industrial	42,600	355,710
MSC Industrial Direct Cl. A	451,200	30,437,952

		81,150,371

Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings [1,2]	1,218,787	16,648,631

Total		1,527,838,528

Information Technology – 20.7%
Communications Equipment - 1.7%
ADTRAN	1,233,415	21,313,411
Black Box	192,502	4,910,726
Cogo Group [1,2]	127,841	264,631
Digi International [2]	388,644	3,948,623
Finisar Corporation [1,2]	64,000	915,200
Globecomm Systems [2]	120,800	1,346,920
Harmonic [2]	150,000	681,000
NETGEAR [2]	1,105,718	42,172,085
Oplink Communications [2]	109,367	1,808,930
Plantronics	549,524	19,414,683
Polycom [2]	110,000	1,085,700

		97,861,909

Computers & Peripherals - 1.2%
Diebold	701,000	23,630,710
Lexmark International Cl. A [1]	349,000	7,765,250
Logitech International [1]	1,287,100	11,776,965
Rimage Corporation	153,000	1,032,750
Stratasys [1,2]	289,335	15,739,824
Super Micro Computer [2]	848,237	10,204,291

		70,149,790

Electronic Equipment, Instruments & Components - 8.0%
Anixter International	370,564	21,292,607
AVX Corporation	1,545,821	14,824,423
Benchmark Electronics [2]	1,009,000	15,407,430
Celestica [2]	263,000	1,877,820
Checkpoint Systems [2]	132,700	1,098,756
Cognex Corporation	888,835	30,735,914
Coherent [2]	775,400	35,559,844
Dolby Laboratories Cl. A [1,2]	1,001,050	32,784,388
DTS [2,3]	992,716	23,110,429
Electro Rent	77,074	1,363,439
Fabrinet [2]	1,271,211	14,733,336
FARO Technologies [2]	323,500	13,367,020
FEI Company	17,950	960,325
FLIR Systems	831,400	16,607,215
Frequency Electronics [2]	95,400	815,670
Hollysys Automation Technologies [2]	296,255	2,891,449
IPG Photonics [1,2]	842,530	48,276,969
Littelfuse	244,167	13,805,202
LRAD Corporation [1,2]	214,944	296,623
Mercury Computer Systems [2]	183,944	1,953,485
Molex	10,400	273,312
Molex Cl. A	725,206	15,751,474
MTS Systems	338,039	18,101,988
Multi-Fineline Electronix [2]	83,578	1,884,684
Nam Tai Electronics	311,397	3,338,176
National Instruments	1,388,700	34,953,579
Newport Corporation [2]	1,336,722	14,784,145
Park Electrochemical	70,200	1,743,066
Plexus Corporation [2]	788,200	23,874,578
Pulse Electronics [1,2,3]	2,231,739	1,830,026
Rofin-Sinar Technologies [2]	1,158,545	22,858,093
Rogers Corporation [2]	20,000	847,200
Tech Data [2]	473,391	21,444,612
TTM Technologies [2]	300,000	2,829,000
Vishay Intertechnology [2]	1,590,109	15,630,772
Vishay Precision Group [2]	62,958	880,153

		472,787,202

Internet Software & Services - 0.1%
Active Network [2]	128,500	1,610,105
KIT digital [1,2]	600,000	1,800,000
Stamps.com [2]	53,700	1,242,618
ValueClick [2]	206,645	3,552,228

		8,204,951

IT Services - 2.8%
Booz Allen Hamilton Holding Corporation Cl. A	288,895	4,001,196
Convergys Corporation	777,045	12,176,295
CoreLogic [2]	319,000	8,463,070
Dynamics Research [2]	300,531	2,058,637
Forrester Research	298,200	8,579,214
Gartner [2]	90,223	4,158,378
ManTech International Cl. A	967,670	23,224,080
MAXIMUS	366,600	21,893,352
MoneyGram International [2]	1,257,239	18,783,151
Sapient Corporation [2]	1,980,000	21,106,800
ServiceSource International [1,2]	715,761	7,343,708
Syntel	358,200	22,355,262
Total System Services	389,400	9,228,780

		163,371,923

Office Electronics - 0.3%
Zebra Technologies Cl. A [2]	548,225	20,580,366

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Energy Industries [2]	698,500	8,605,520
Aixtron ADR [1]	314,900	4,162,978
Alpha & Omega Semiconductor [2]	163,200	1,405,152
Amtech Systems [1,2]	264,100	866,248
ATMI [2]	135,785	2,521,527
AXT [2]	128,400	433,992
BCD Semiconductor Manufacturing ADR [2]	442,056	1,586,981
Cabot Microelectronics	445,200	15,644,328
Cirrus Logic [2]	375,500	14,415,445
Cymer [2]	198,534	10,137,146
Diodes [2]	1,333,700	22,686,237
Exar Corporation [2]	824,441	6,595,528
Fairchild Semiconductor International [2]	1,205,300	15,813,536
GSI Technology [2]	684,341	3,387,488
Integrated Device Technology [2]	300,000	1,764,000
Integrated Silicon Solution [2]	719,900	6,666,274
International Rectifier [2]	873,600	14,580,384
IXYS Corporation [2]	1,292,237	12,818,991
Kulicke & Soffa Industries [2]	142,000	1,476,800
LTX-Credence Corporation [2]	182,800	1,051,100
Micrel	1,080,800	11,261,936
MKS Instruments	870,386	22,186,139
Nanometrics [2]	286,271	3,953,403
O2Micro International ADR [2]	205,000	766,700
OmniVision Technologies [2]	301,700	4,210,224
Photronics [2]	449,360	2,413,063
RDA Microelectronics ADR	200,733	2,131,785
Rudolph Technologies [2]	89,422	938,931
Silicon Motion Technology ADR [1,2]	141,600	2,092,848
Supertex [2]	334,000	5,971,920
Teradyne [2]	1,862,396	26,483,271
Ultra Clean Holdings [2]	898,640	5,131,234
Veeco Instruments [1,2]	142,800	4,286,856

		238,447,965

Software - 2.6%
ACI Worldwide [2]	427,600	18,070,376
Actuate Corporation [2]	230,300	1,619,009
American Software Cl. A	185,984	1,517,629
ANSYS [2]	573,200	42,072,880
Blackbaud	689,291	16,487,841
FactSet Research Systems	110,900	10,692,978
Fair Isaac	506,900	22,435,394
Manhattan Associates [2]	455,000	26,057,850
NetScout Systems [2]	10,300	262,753
Pervasive Software [2,3]	1,461,500	12,568,900

		151,785,610

Total		1,223,189,716

Materials – 8.9%
Chemicals - 2.9%
Balchem Corporation	305,000	11,202,650
Cabot Corporation	478,300	17,491,431
Hawkins	29,617	1,230,586
Innospec [2]	855,906	29,032,332
Intrepid Potash [2]	821,153	17,638,366
KMG Chemicals	68,489	1,267,046
LSB Industries [2]	235,200	10,318,224
Minerals Technologies	125,016	8,867,385
Olin Corporation	34,800	756,204
OM Group [2]	82,900	1,536,966
Quaker Chemical	446,880	20,855,890
Schulman (A.)	269,690	6,424,016
Sensient Technologies	50,000	1,838,000
Stepan Company	137,500	13,216,500
Westlake Chemical	373,300	27,273,298

		168,948,894

Construction Materials - 0.1%
Ash Grove Cement [4]	50,018	6,927,493

Containers & Packaging - 0.6%
AptarGroup	221,700	11,464,107
Greif Cl. A	555,488	24,541,460
UFP Technologies [2]	155,497	2,735,192

		38,740,759

Metals & Mining - 5.0%
Agnico-Eagle Mines	329,000	17,068,520
Allegheny Technologies	284,700	9,081,930
Allied Nevada Gold [2]	140,900	5,503,554
Carpenter Technology	117,500	6,147,600
Centamin [2]	450,000	663,717
Commercial Metals	238,700	3,150,840
Compass Minerals International	210,126	15,673,298
Eldorado Gold	1,435,900	21,883,116
Franco-Nevada Corporation	300,000	17,679,000
Globe Specialty Metals	1,271,803	19,356,842
Haynes International	404,600	21,099,890
Hecla Mining	2,044,100	13,388,855
Hochschild Mining	351,100	2,755,406
Horsehead Holding Corporation [2]	633,100	5,913,154
Kingsrose Mining	100,000	121,883
Major Drilling Group International	1,022,700	10,444,419
Olympic Steel	129,000	2,177,520
Pan American Silver	930,700	19,963,515
Reliance Steel & Aluminum	732,000	38,320,200
Richmont Mines [1,2]	236,400	1,125,264
Schnitzer Steel Industries Cl. A	372,410	10,483,341
Scorpio Mining [2]	364,000	418,391
Seabridge Gold [2]	446,200	8,656,280
Silver Standard Resources [2]	689,000	11,044,670
Sims Metal Management ADR	1,454,447	14,399,025
Steel Dynamics	383,521	4,306,941
Universal Stainless & Alloy Products [2]	67,300	2,500,195
Worthington Industries	523,733	11,344,057

		294,671,423

Paper & Forest Products - 0.3%
Stella-Jones	297,600	18,011,596

Total		527,300,165

Telecommunication Services – 0.1%
Diversified Telecommunication Services - 0.1%
Premiere Global Services [2]	516,500	4,829,275

Total		4,829,275

Miscellaneous[5] – 1.2%
Total		71,195,397

TOTAL COMMON STOCKS
(Cost $4,758,257,985)		5,861,721,528

REPURCHASE AGREEMENT – 0.2%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $14,081,141 (collateralized
by obligations of various U.S. Government
Agencies, 0.875% due 2/28/17, valued at
$14,364,694)
(Cost $14,081,000)		14,081,000

	PRINCIPAL
	AMOUNT	VALUE
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.5%
U.S. Treasury Notes
1.50%-2.75%
due 1/31/16-2/15/22	$17,145,843	17,191,179
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0161%)		131,981,988

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $149,173,167)		149,173,167

TOTAL INVESTMENTS – 101.8%
(Cost $4,921,512,152)		6,024,975,695

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.8)%		(108,167,677)

NET ASSETS – 100.0%		$5,916,808,018

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.9%

Consumer Discretionary – 13.7%
Auto Components - 1.3%
Drew Industries [2]	386,069	$11,663,145
Fuel Systems Solutions [2]	134,471	2,311,556

		13,974,701

Diversified Consumer Services - 0.6%
Lincoln Educational Services [3]	1,560,527	6,554,213

Household Durables - 1.3%
Cavco Industries [2]	193,525	8,880,862
Skullcandy [1,2]	409,000	5,623,750

		14,504,612

Internet & Catalog Retail - 0.9%
GS Home Shopping	40,500	4,026,587
Manutan International	89,597	3,563,478
Vitacost.com [2]	379,400	2,572,332

		10,162,397

Leisure Equipment & Products - 0.6%
Callaway Golf	859,154	5,275,206
Piscines Desjoyaux	292,000	1,711,069

		6,986,275

Media - 0.2%
Saraiva S/A Livreiros Editores	211,500	2,399,556

Specialty Retail - 6.0%
Buckle (The)	161,275	7,326,723
Cato Corporation (The) Cl. A	243,250	7,226,958
Citi Trends [2]	319,783	4,014,876
hhgregg [1,2]	729,976	5,036,834
Jos. A. Bank Clothiers [2]	127,280	6,170,534
Kirkland’s [2]	732,560	7,274,321
Padini Holdings	9,789,000	6,725,634
Shoe Carnival	471,114	11,085,313
Stein Mart [2]	1,288,142	10,962,088

		65,823,281

Textiles, Apparel & Luxury Goods - 2.8%
Calida Holding	93,800	2,563,169
K-Swiss Cl. A [2]	741,637	2,543,815
Maidenform Brands [2]	213,700	4,376,576
Perry Ellis International [2]	610,848	13,469,198
True Religion Apparel	235,300	5,018,949
Van de Velde	52,548	2,393,825

		30,365,532

Total		150,770,567

Consumer Staples – 2.3%
Food Products - 2.0%
Asian Citrus Holdings	8,000,000	4,126,876
Legumex Walker [2,3]	702,500	5,923,837
Sipef	61,448	5,073,420
Super Group	4,000,000	7,138,201
Waterloo Investment Holdings [2,6]	2,760,860	401,153

		22,663,487

Personal Products - 0.3%
Nutraceutical International [2]	206,300	3,251,288

Total		25,914,775

Energy – 8.0%
Energy Equipment & Services - 5.9%
Canadian Energy Services & Technology	960,900	10,341,086
Dawson Geophysical [2]	211,733	5,348,376
Geodrill [2]	1,759,400	2,827,639
Geospace Technologies [1,2]	36,248	4,437,118
Gulf Island Fabrication	300,244	8,367,800
Lamprell	2,380,756	4,228,887
Natural Gas Services Group [2]	404,691	6,050,130
Tesco Corporation [2]	542,600	5,794,968
TGC Industries [2]	908,693	6,542,590
Total Energy Services	675,900	10,945,304
Union Drilling [2]	107,868	700,063

		65,583,961

Oil, Gas & Consumable Fuels - 2.1%
Gran Tierra Energy [2]	916,700	4,739,339
Renewable Energy Group [1,2]	356,600	2,371,390
Sprott Resource [2]	2,214,900	8,899,254
Triangle Petroleum [1,2]	843,963	6,042,775
Uranium Resources [2]	1,146,479	584,704

		22,637,462

Total		88,221,423

Financials – 6.6%
Capital Markets - 2.5%
FBR & Co. [2]	1,143,885	3,534,604
Gluskin Sheff + Associates	412,200	6,134,153
GMP Capital	550,600	3,265,180
INTL FCStone [2]	459,755	8,762,930
U.S. Global Investors Cl. A	381,749	2,336,304
Westwood Holdings Group	86,572	3,377,174

		27,410,345

Commercial Banks - 0.7%
Bancorp (The) [2]	373,567	3,836,533
BCB Holdings [2]	2,760,860	657,590
Pacific Continental	356,897	3,187,090

		7,681,213

Diversified Financial Services - 0.3%
Hellenic Exchanges	767,000	3,459,572

Insurance - 1.4%
American Safety Insurance Holdings [2]	265,100	4,954,719
eHealth [2]	441,176	8,280,874
Navigators Group [2]	54,164	2,666,223

		15,901,816

Real Estate Management & Development - 1.7%
Kennedy-Wilson Holdings	871,007	12,167,968
Midland Holdings	8,059,500	4,791,599
Syswin ADR [2]	1,062,645	1,987,146

		18,946,713

Total		73,399,659

Health Care – 9.8%
Biotechnology - 0.9%
Burcon NutraScience [2]	279,600	1,235,832
Dyax Corporation [2]	1,586,884	4,125,898
Lexicon Pharmaceuticals [2]	1,838,871	4,266,181

		9,627,911

Health Care Equipment & Supplies - 4.1%
Anika Therapeutics [2]	113,127	1,699,168
Cerus Corporation [1,2]	1,071,554	3,643,284
CryoLife	543,593	3,652,945
Exactech [2]	414,479	7,390,161
Merit Medical Systems [2]	348,765	5,207,061
SurModics [2]	405,519	8,199,594
Syneron Medical [2]	927,674	9,044,821
Young Innovations	72,390	2,830,449
ZELTIQ Aesthetics [1,2]	592,986	3,344,441

		45,011,924

Health Care Providers & Services - 1.9%
CorVel Corporation [2]	129,657	5,802,151
PDI [2,3]	1,015,694	8,095,081
U.S. Physical Therapy	264,040	7,295,425

		21,192,657

Health Care Technology - 0.2%
Epocrates [1,2]	158,400	1,845,360

Life Sciences Tools & Services - 1.1%
BG Medicine [1,2]	351,265	1,292,655
BioClinica [2]	461,806	2,950,940
EPS	3,000	8,591,748

		12,835,343

Pharmaceuticals - 1.6%
Unichem Laboratories	1,074,000	3,990,976
Vetoquinol	373,826	11,500,417
Zogenix [1,2]	826,100	2,197,426

		17,688,819

Total		108,202,014

Industrials – 19.5%
Aerospace & Defense - 0.4%
American Science & Engineering	42,718	2,802,728
Ducommun [2]	85,830	1,167,288

		3,970,016

Building Products - 1.7%
AAON	370,927	7,303,552
Quanex Building Products	365,000	6,876,600
WaterFurnace Renewable Energy	259,100	4,419,802

		18,599,954

Commercial Services & Supplies - 1.0%
Courier Corporation	236,782	2,893,476
Ennis	476,251	7,815,279

		10,708,755

Construction & Engineering - 2.0%
Layne Christensen [2]	356,860	6,998,024
Raubex Group	3,086,800	5,600,226
Severfield-Rowen	1,449,500	3,347,132
Sterling Construction [2]	661,711	6,603,876

		22,549,258

Electrical Equipment - 2.8%
Elektrobudowa	70,000	2,340,143
Global Power Equipment Group	597,512	11,047,997
Graphite India	4,552,600	6,982,753
LSI Industries	1,006,336	6,782,705
Voltamp Transformers	400,000	3,564,319

		30,717,917

Machinery - 6.7%
AIA Engineering	293,587	1,978,769
Burckhardt Compression Holding	26,500	7,868,288
CB Industrial Product Holding	3,615,800	3,134,916
Foster (L.B.) Company	231,626	7,490,785
FreightCar America	378,309	6,730,117
Gorman-Rupp Company	90,971	2,456,217
Graham Corporation [3]	621,249	11,225,969
Kadant [2]	326,762	7,577,611
Key Technology [2,3]	446,814	4,289,414
Pfeiffer Vacuum Technology	51,000	5,446,825
RBC Bearings [2]	126,043	6,062,668
Semperit AG Holding	258,100	10,082,809

		74,344,388

Marine - 0.1%
Euroseas	1,323,465	1,482,281

Professional Services - 2.4%
CRA International [2]	358,783	6,199,770
Exponent [2]	121,435	6,932,724
GP Strategies [2]	689,918	13,329,216

		26,461,710

Road & Rail - 2.1%
Marten Transport	696,719	12,241,353
Patriot Transportation Holding [2]	404,869	11,287,748

		23,529,101

Trading Companies & Distributors - 0.3%
Houston Wire & Cable	277,200	2,982,672

Total		215,346,052

Information Technology – 14.3%
Communications Equipment - 3.0%
Anaren [2]	676,307	13,519,377
Digi International [2]	671,108	6,818,457
KVH Industries [2]	523,400	7,060,666
Parrot [2]	182,200	5,738,675

		33,137,175

Computers & Peripherals - 1.1%
Avid Technology [2]	159,343	1,507,385
Novatel Wireless [2,3]	2,529,740	5,008,885
Super Micro Computer [2]	423,631	5,096,281

		11,612,551

Electronic Equipment, Instruments & Components - 2.0%
Diploma	585,000	4,489,958
Domino Printing Sciences	317,600	2,838,682
Electro Rent	262,000	4,634,780
Fabrinet [2]	289,294	3,352,917
Inficon Holding	13,000	2,747,900
Nice	384,500	1,284,664
Vaisala Cl. A	114,300	2,342,755

		21,691,656

Internet Software & Services - 0.5%
Envestnet [2]	237,900	2,783,430
World Energy Solutions [2,3]	733,900	3,075,041

		5,858,471

IT Services - 0.9%
CSE Global	3,066,500	2,173,937
EPAM Systems [1,2]	247,209	4,682,138
Neurones	335,000	3,530,032

		10,386,107

Semiconductors & Semiconductor Equipment - 5.2%
Advanced Energy Industries [2]	625,736	7,709,068
ATMI [2]	461,300	8,566,341
AXT [2,3]	1,889,361	6,386,040
GSI Technology [2]	947,937	4,692,288
Integrated Silicon Solution [2]	949,300	8,790,518
Mindspeed Technologies [2]	716,700	2,479,782
Rudolph Technologies [2]	658,465	6,913,882
Sigma Designs [2]	1,184,223	7,827,714
Ultra Clean Holdings [2]	663,824	3,790,435

		57,156,068

Software - 1.6%
Monotype Imaging Holdings	480,395	7,489,358
VASCO Data Security International [2]	1,067,916	10,017,052

		17,506,410

Total		157,348,438

Materials – 15.0%
Chemicals - 2.3%
C. Uyemura & Co.	119,700	4,233,367
Huchems Fine Chemical	300,000	7,247,453
Quaker Chemical	201,150	9,387,671
Societe Internationale de Plantations
d’Heveas	56,786	4,829,342

		25,697,833

Construction Materials - 0.1%
Mardin Cimento Sanayii	421,000	1,189,973

Metals & Mining - 12.6%
Alamos Gold	440,900	8,570,440
Allied Nevada Gold [2]	238,400	9,311,904
Argonaut Gold [2]	426,600	4,421,782
Aureus Mining [2]	1,364,000	1,651,063
Bear Creek Mining [2]	1,024,500	3,866,235
Castle (A.M.) & Co. [2]	205,959	2,572,428
Endeavour Mining [2]	1,971,000	4,450,839
Endeavour Silver [1,2]	962,300	9,603,754
Entree Gold [2]	1,320,000	765,600
Goldgroup Mining [2]	1,576,500	721,620
Horsehead Holding Corporation [2]	1,061,974	9,918,837
Imdex	1,521,265	2,587,934
International Tower Hill Mines [2]	678,000	1,932,300
Lumina Copper [2]	792,700	8,143,902
Materion Corporation	126,266	3,005,131
McEwen Mining [1,2]	1,498,804	6,879,510
NorthIsle Copper and Gold [1,2]	735,499	89,777
Olympic Steel	516,672	8,721,423
Pilot Gold [2]	3,114,500	5,385,668
Quaterra Resources [2]	1,885,000	690,264
Revett Minerals [1,2]	265,000	943,400
Richmont Mines [1,2]	969,900	4,616,724
Saracen Mineral Holdings [2]	7,500,000	3,850,977
Scorpio Mining [2]	2,205,400	2,534,942
Silvercorp Metals	830,200	5,379,696
Soltoro [2]	1,680,000	956,973
Synalloy Corporation	180,942	2,497,000
Timmins Gold [1,2]	1,681,200	4,757,796
Torex Gold Resources [2]	1,858,700	4,008,182
Universal Stainless & Alloy Products [2]	309,652	11,503,572
Village Main Reef	7,500,000	1,081,341
Western Copper and Gold [2]	1,471,000	1,029,700
Wildcat Silver [2]	1,959,400	2,551,147

		139,001,861

Total		165,889,667

Telecommunication Services – 1.6%
Diversified Telecommunication Services - 1.6%
Atlantic Tele-Network	264,845	11,383,038
Neutral Tandem [2]	623,689	5,850,203

Total		17,233,241

Utilities – 0.2%
Independent Power Producers & Energy Traders - 0.2%
Alterra Power [2]	3,498,400	1,850,441

Total		1,850,441

Miscellaneous[5] – 4.9%
Total		54,589,949

TOTAL COMMON STOCKS
(Cost $943,979,430)		1,058,766,226

REPURCHASE AGREEMENT – 3.7%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $41,005,410 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at
$41,826,263)
(Cost $41,005,000)		41,005,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.9%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0161%)
(Cost $20,862,881)		20,862,881

TOTAL INVESTMENTS – 101.5%
(Cost $1,005,847,311)		1,120,634,107

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.5)%		(16,162,081)

NET ASSETS – 100.0%		$1,104,472,026

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.9%

Consumer Discretionary – 11.3%
Automobiles - 2.3%
Thor Industries [3]	4,256,957	$154,612,678

Distributors - 1.1%
Pool Corporation	1,811,400	75,318,012

Diversified Consumer Services - 2.4%
Sotheby’s	2,828,594	89,100,711
Strayer Education [3]	1,068,485	68,757,010

		157,857,721

Media - 1.3%
Morningstar	1,333,206	83,512,024

Specialty Retail - 1.2%
Buckle (The)	1,730,836	78,631,879

Textiles, Apparel & Luxury Goods - 3.0%
Carter’s [2]	1,144,800	61,636,032
Columbia Sportswear	1,341,600	72,446,400
Warnaco Group (The) [2]	1,290,100	66,956,190

		201,038,622

Total		750,970,936

Consumer Staples – 4.9%
Food Products - 2.6%
Cal-Maine Foods [3]	1,771,686	79,619,569
Sanderson Farms [3]	2,130,191	94,516,575

		174,136,144

Personal Products - 2.3%
Nu Skin Enterprises Cl. A [3]	3,916,994	152,096,877

Total		326,233,021

Energy – 6.6%
Energy Equipment & Services - 6.6%
Ensign Energy Services	7,128,000	109,483,065
Pason Systems	3,916,300	65,371,256
SEACOR Holdings [2]	479,540	39,974,454
Trican Well Service [3]	8,027,100	104,431,503
Unit Corporation [2,3]	2,896,073	120,187,030

Total		439,447,308

Financials – 10.9%
Capital Markets - 4.4%
Affiliated Managers Group [2]	500,000	61,500,000
Federated Investors Cl. B	3,689,300	76,331,617
Partners Group Holding	316,613	65,881,089
Stifel Financial [2]	2,590,777	87,050,107

		290,762,813

Insurance - 4.0%
Alleghany Corporation [2]	514,525	177,480,253
ProAssurance Corporation	1,012,649	91,583,976

		269,064,229

Real Estate Management & Development - 2.5%
Jones Lang LaSalle	1,319,700	100,759,095
St. Joe Company (The) [1,2]	3,388,074	66,067,443

		166,826,538

Total		726,653,580

Health Care – 5.3%
Biotechnology - 2.1%
Myriad Genetics [2,3]	5,164,765	139,397,007

Health Care Equipment & Supplies - 2.3%
IDEXX Laboratories [1,2]	1,536,500	152,651,275

Life Sciences Tools & Services - 0.9%
PerkinElmer	2,083,200	61,391,904

Total		353,440,186

Industrials – 23.8%
Air Freight & Logistics - 0.9%
Forward Air	890,128	27,068,793
UTi Worldwide	2,409,700	32,458,659

		59,527,452

Building Products - 2.1%
Armstrong World Industries	970,170	44,986,783
Simpson Manufacturing [3]	3,387,886	96,961,297

		141,948,080

Commercial Services & Supplies - 2.3%
Copart [2]	2,534,800	70,290,004
Ritchie Bros. Auctioneers	4,441,250	85,405,238

		155,695,242

Construction & Engineering - 1.1%
EMCOR Group	2,508,145	71,582,458

Electrical Equipment - 1.5%
Brady Corporation Cl. A	1,479,200	43,310,976
GrafTech International [2]	6,034,076	54,246,343

		97,557,319

Machinery - 11.9%
Gardner Denver	1,486,518	89,800,552
Kennametal	1,563,500	57,974,580
Lincoln Electric Holdings [3]	5,074,994	198,178,516
Rational	229,966	57,640,736
Semperit AG Holding [3]	1,894,996	74,028,989
Valmont Industries	813,440	106,967,360
Wabtec Corporation	985,637	79,136,795
Woodward [3]	3,906,024	132,726,695

		796,454,223

Marine - 1.0%
Kirby Corporation [1,2]	1,222,335	67,570,679

Professional Services - 0.9%
Towers Watson & Company Cl. A	1,111,811	58,981,574

Road & Rail - 1.1%
Landstar System	1,500,300	70,934,184

Trading Companies & Distributors - 1.0%
Air Lease Cl. A [1,2]	144,067	2,938,967
MSC Industrial Direct Cl. A	952,284	64,241,078

		67,180,045

Total		1,587,431,256

Information Technology – 19.0%
Communications Equipment - 0.9%
ADTRAN [3]	3,245,434	56,081,100

Electronic Equipment, Instruments & Components - 6.3%
Anixter International	980,700	56,351,022
Benchmark Electronics [2,3]	2,843,900	43,426,353
Cognex Corporation [3]	3,052,717	105,562,954
FEI Company [3]	2,100,236	112,362,626
National Instruments	4,147,101	104,382,532

		422,085,487

IT Services - 4.0%
Gartner [2]	4,293,100	197,868,979
Jack Henry & Associates	1,836,640	69,608,656

		267,477,635

Office Electronics - 1.3%
Zebra Technologies Cl. A [1,2]	2,323,325	87,217,620

Semiconductors & Semiconductor Equipment - 5.3%
Cabot Microelectronics [3]	2,086,191	73,308,752
Cymer [2]	750,000	38,295,000
Fairchild Semiconductor International [2,3]	6,508,112	85,386,429
MKS Instruments [3]	2,971,910	75,753,986
Veeco Instruments [1,2,3]	2,708,912	81,321,538

		354,065,705

Software - 1.2%
Fair Isaac [3]	1,832,600	81,110,876

Total		1,268,038,423

Materials – 13.8%
Chemicals - 3.6%
Cabot Corporation	1,155,000	42,238,350
Westlake Chemical	2,750,481	200,950,142

		243,188,492

Metals & Mining - 10.2%
Allied Nevada Gold [2]	2,255,500	88,099,830
Globe Specialty Metals	3,632,763	55,290,653
Pan American Silver	5,188,544	111,294,269
Pretium Resources [2]	4,672,100	60,877,463
Reliance Steel & Aluminum	2,519,800	131,911,530
Schnitzer Steel Industries Cl. A [3]	2,108,038	59,341,270
Seabridge Gold [2,3]	3,108,900	60,312,660
Silver Standard Resources [2,3]	4,181,888	67,035,665
Sims Metal Management ADR	4,598,804	45,528,159

		679,691,499

Total		922,879,991

Miscellaneous[5] – 0.3%
Total		21,356,546

TOTAL COMMON STOCKS
(Cost $4,694,598,780)		6,396,451,247

REPURCHASE AGREEMENT – 4.1%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $275,180,752 (collateralized
by obligations of various U.S. Government
Agencies, 0.375%-0.875% due 4/15/15-2/28/17,
valued at $281,870,337)
(Cost $275,178,000)		275,178,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.9%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0161%)
(Cost $127,663,823)		127,663,823

TOTAL INVESTMENTS – 101.9%
(Cost $5,097,440,603)		6,799,293,070

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.9)%		(123,988,437)

NET ASSETS – 100.0%		$6,675,304,633

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.9%

Consumer Discretionary – 8.8%
Auto Components - 0.2%
Gentex Corporation	350,000	$5,953,500

Automobiles - 1.0%
Thor Industries	983,653	35,726,277

Diversified Consumer Services - 1.0%
Corinthian Colleges [2,3]	4,741,854	11,285,613
Universal Technical Institute [3]	1,730,679	23,710,302

		34,995,915

Household Durables - 0.6%
Ekornes	265,000	3,746,792
Helen of Troy [1,2]	501,996	15,978,533

		19,725,325

Internet & Catalog Retail - 0.4%
NutriSystem	1,275,690	13,433,016

Media - 0.2%
Pico Far East Holdings	30,000,000	7,118,860

Multiline Retail - 0.3%
Tuesday Morning [1,2]	1,671,710	10,949,701

Specialty Retail - 4.2%
Buckle (The)	704,575	32,008,842
Cato Corporation (The) Cl. A	597,350	17,747,268
Chico’s FAS	881,000	15,954,910
GameStop Corporation Cl. A	892,300	18,738,300
Lewis Group	1,543,747	13,263,649
Luk Fook Holdings (International) [1]	4,577,800	15,231,684
Men’s Wearhouse (The)	456,700	15,724,181
Williams-Sonoma	340,405	14,967,608

		143,636,442

Textiles, Apparel & Luxury Goods - 0.9%
Gildan Activewear	511,448	16,202,673
Grendene	1,839,200	12,474,534
Li Ning [1,2]	7,300,000	3,888,162

		32,565,369

Total		304,104,405

Consumer Staples – 3.3%
Food Products - 1.9%
Asian Citrus Holdings	30,918,000	15,949,343
Darling International [2]	1,253,770	22,931,453
Industrias Bachoco ADR	1,125,365	27,008,760

		65,889,556

Personal Products - 1.4%
Nu Skin Enterprises Cl. A	1,257,833	48,841,655

Total		114,731,211

Energy – 11.4%
Energy Equipment & Services - 11.1%
C&J Energy Services [1,2]	2,610,593	51,950,801
Calfrac Well Services	1,706,100	41,060,245
Ensign Energy Services	1,854,100	28,478,192
Lamprell	9,524,952	16,918,975
Oil States International [2]	352,343	27,997,175
Pason Systems	2,250,700	37,568,900
RPC	1,133,769	13,480,513
Tesco Corporation [2,3]	2,732,105	29,178,881
TGS-NOPEC Geophysical	485,000	15,822,671
Total Energy Services [3]	1,866,700	30,228,729
Trican Well Service	4,119,800	53,598,050
Unit Corporation [2]	878,400	36,453,600

		382,736,732

Oil, Gas & Consumable Fuels - 0.3%
Sprott Resource [2]	2,980,100	11,973,753

Total		394,710,485

Financials – 10.9%
Capital Markets - 6.9%
Artio Global Investors Cl. A	2,081,437	6,202,682
Ashmore Group	4,080,363	22,435,434
Deutsche Beteiligungs	368,330	9,158,788
Duff & Phelps Cl. A	1,131,400	15,398,354
Federated Investors Cl. B	1,271,900	26,315,611
INTL FCStone [2]	604,900	11,529,394
Jefferies Group	198,200	2,713,358
Jupiter Fund Management	8,404,349	33,073,348
Knight Capital Group Cl. A [2]	4,614,600	12,367,128
Sprott	8,302,400	40,029,881
Stifel Financial [1,2]	470,663	15,814,277
U.S. Global Investors Cl. A	661,751	4,049,916
Value Partners Group	81,255,900	39,716,001

		238,804,172

Diversified Financial Services - 1.3%
KKR Financial Holdings LLC	2,213,430	22,244,972
PICO Holdings [1,2]	963,799	21,993,893

		44,238,865

Insurance - 1.4%
Argo Group International Holdings	521,897	16,904,244
Aspen Insurance Holdings	553,000	16,860,970
Greenlight Capital Re Cl. A [2]	312,544	7,735,464
Montpelier Re Holdings	343,878	7,610,020

		49,110,698

Real Estate Management & Development - 1.3%
E-House China Holdings ADR	2,086,204	8,928,953
Kennedy-Wilson Holdings	2,425,830	33,888,845

		42,817,798

Total		374,971,533

Health Care – 6.9%
Biotechnology - 2.4%
Emergent Biosolutions [2]	590,962	8,397,570
Maxygen	640,200	1,690,128
Myriad Genetics [1,2]	2,555,913	68,984,092
Sinovac Biotech [1,2]	1,749,629	4,409,065

		83,480,855

Health Care Equipment & Supplies - 2.0%
Carl Zeiss Meditec	1,756,800	44,959,614
CONMED Corporation	155,500	4,431,750
Nihon Kohden	342,000	11,871,835
Thoratec Corporation [2]	200,000	6,920,000

		68,183,199

Health Care Providers & Services - 0.3%
Cross Country Healthcare [2,3]	2,044,768	9,651,305

Pharmaceuticals - 2.2%
Adcock Ingram Holdings	2,311,000	16,490,483
Medicines Company (The) [2]	1,300,140	33,556,613
Recordati	1,488,800	10,579,897
Sino Biopharmaceutical	15,950,000	5,821,280
ViroPharma [1,2]	311,003	9,398,511

		75,846,784

Total		237,162,143

Industrials – 13.3%
Aerospace & Defense - 2.9%
Ceradyne	1,160,667	28,355,095
HEICO Corporation Cl. A	1,979,485	60,394,087
Orbital Sciences [2]	852,523	12,412,735

		101,161,917

Building Products - 0.6%
AAON	177,443	3,493,853
WaterFurnace Renewable Energy [3]	970,500	16,555,065

		20,048,918

Commercial Services & Supplies - 1.2%
Ennis	1,004,600	16,485,486
Moshi Moshi Hotline	1,800,000	26,340,338

		42,825,824

Construction & Engineering - 0.3%
Raubex Group	5,279,971	9,579,186

Electrical Equipment - 1.6%
GrafTech International [1,2]	5,183,500	46,599,665
Powell Industries [1,2]	239,848	9,274,922

		55,874,587

Machinery - 2.2%
Gardner Denver	178,830	10,803,120
Kennametal	1,124,500	41,696,460
Lincoln Electric Holdings	569,770	22,249,519

		74,749,099

Professional Services - 3.3%
CBIZ [1,2]	597,600	3,597,552
Exponent [2]	200,400	11,440,836
Kforce [2]	448,774	5,291,045
Korn/Ferry International [1,2,3]	2,736,963	41,957,643
TrueBlue [2,3]	3,212,691	50,503,503

		112,790,579

Road & Rail - 0.7%
Heartland Express	688,366	9,196,570
Universal Truckload Services	387,561	6,189,349
Werner Enterprises	490,600	10,484,122

		25,870,041

Trading Companies & Distributors - 0.5%
Houston Wire & Cable [3]	1,591,200	17,121,312

Total		460,021,463

Information Technology – 19.3%
Communications Equipment - 3.4%
ADTRAN	1,699,600	29,369,088
Arris Group [2]	1,241,971	15,884,809
Harmonic [1,2]	1,772,500	8,047,150
KVH Industries [2,3]	857,204	11,563,682
NETGEAR [2]	864,300	32,964,402
PC-Tel [3]	1,095,592	7,723,924
Tellabs	2,932,600	10,381,404

		115,934,459

Computers & Peripherals - 0.8%
QLogic Corporation [2]	400,000	4,568,000
STEC [1,2]	1,662,400	11,221,200
Xyratex	1,177,566	10,833,607

		26,622,807

Electronic Equipment, Instruments & Components - 2.4%
AVX Corporation	1,018,900	9,771,251
GSI Group [1,2]	1,275,000	11,360,250
Littelfuse	258,400	14,609,936
Methode Electronics	760,467	7,384,135
TTM Technologies [1,2]	2,606,735	24,581,511
Vishay Intertechnology [1,2]	1,656,550	16,283,886

		83,990,969

Internet Software & Services - 0.4%
ValueClick [2]	802,600	13,796,694

IT Services - 1.4%
Forrester Research	468,300	13,472,991
TeleTech Holdings [1,2]	1,973,700	33,651,585

		47,124,576

Semiconductors & Semiconductor Equipment - 10.9%
Advanced Energy Industries [1,2]	1,001,400	12,337,248
Aixtron ADR [1]	1,652,701	21,848,707
ATMI [2]	1,125,000	20,891,250
Brooks Automation	3,172,582	25,475,834
Exar Corporation [2]	461,700	3,693,600
Fairchild Semiconductor International [2]	4,445,039	58,318,912
Integrated Device Technology [1,2]	185,273	1,089,405
International Rectifier [1,2]	2,937,122	49,020,566
Lam Research [2]	793,800	25,230,933
Micrel	685,744	7,145,453
MKS Instruments	1,587,800	40,473,022
OmniVision Technologies [1,2]	2,077,191	28,987,200
Sigma Designs [1,2,3]	2,007,658	13,270,619
Supertex [2]	386,900	6,917,772
Teradyne [2]	4,349,596	61,851,255

		376,551,776

Software - 0.0%
Smith Micro Software [1,2]	808,576	1,301,807

Total		665,323,088

Materials – 23.0%
Chemicals - 2.0%
Intrepid Potash [2]	1,359,900	29,210,652
Victrex	357,442	7,630,546
Westlake Chemical	439,800	32,131,788

		68,972,986

Construction Materials - 0.2%
Mardin Cimento Sanayii	2,160,000	6,105,328

Metals & Mining - 20.0%
Alamos Gold	3,501,400	68,062,002
Allied Nevada Gold [2]	1,713,878	66,944,075
AuRico Gold [1,2]	1,597,500	11,150,550
Castle (A.M.) & Co. [1,2,3]	1,234,667	15,420,991
Centamin [2]	19,552,400	28,838,348
CGA Mining [2]	3,490,000	9,939,986
Endeavour Mining [2]	3,625,000	8,185,841
Globe Specialty Metals [3]	4,160,280	63,319,461
Hecla Mining	2,227,715	14,591,533
Hochschild Mining	5,858,563	45,977,561
Horsehead Holding Corporation [2]	1,799,035	16,802,987
Kirkland Lake Gold [2]	1,641,100	19,898,191
Major Drilling Group International	2,836,800	28,971,084
McEwen Mining [1,2]	7,408,918	34,006,934
Medusa Mining	1,225,985	7,706,590
Olympic Steel	510,800	8,622,304
Orbit Garant Drilling [2]	1,512,500	4,353,957
Pan American Silver	2,413,053	51,759,987
Pretium Resources [1,2]	4,441,000	57,866,230
Reliance Steel & Aluminum	180,000	9,423,000
Schnitzer Steel Industries Cl. A	177,100	4,985,365
Seabridge Gold [2]	1,111,783	21,568,590
Silver Standard Resources [1,2]	2,078,611	33,320,134
Silvercorp Metals	3,860,400	25,015,392
Sims Metal Management ADR	1,608,952	15,928,625
Tahoe Resources [2]	819,400	16,686,388

		689,346,106

Paper & Forest Products - 0.8%
Buckeye Technologies	831,300	26,651,478
China Forestry Holdings [6]	23,300,000	1,757,855

		28,409,333

Total		792,833,753

Telecommunication Services – 0.3%
Diversified Telecommunication Services - 0.3%
Neutral Tandem [1,2]	1,168,210	10,957,810

Total		10,957,810

Utilities – 0.2%
Independent Power Producers & Energy Traders - 0.2%
Alterra Power [2]	9,732,900	5,148,111

Total		5,148,111

Miscellaneous[5] – 0.5%
Total		16,958,967

TOTAL COMMON STOCKS
(Cost $2,909,818,610)		3,376,922,969

REPURCHASE AGREEMENT – 2.1%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $71,767,718 (collateralized
by obligations of various U.S. Government
Agencies, 0.50%-2.375% due 7/31/17-9/30/17,
valued at $73,206,950)
(Cost $71,767,000)		71,767,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0161%)
(Cost $85,114,242)		85,114,242

TOTAL INVESTMENTS – 102.4%
(Cost $3,066,699,852)		3,533,804,211

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.4)%		(83,287,604)

NET ASSETS – 100.0%		$3,450,516,607

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.4%

Consumer Discretionary – 12.1%
Auto Components - 0.4%
Autoliv	29,300	$1,815,721
Cie Generale des Etablissements Michelin	2,800	219,343
Gentex Corporation	595,000	10,120,950
Nippon Seiki	19,100	190,902
Sanoh Industrial	28,300	184,581
Spartan Motors	47,557	237,785
Standard Motor Products	60,506	1,114,520
Superior Industries International	121,721	2,080,212
Yorozu Corporation	9,600	150,200

		16,114,214

Automobiles - 0.3%
Thor Industries	400,549	14,547,940

Distributors - 0.2%
Weyco Group	282,000	6,866,700

Diversified Consumer Services - 0.3%
DeVry	89,800	2,043,848
Hillenbrand	243,625	4,431,539
Regis Corporation	231,100	4,247,618
Slater & Gordon	104,500	205,956
Sotheby’s	2,200	69,300
Strayer Education	21,000	1,351,350

		12,349,611

Hotels, Restaurants & Leisure - 0.7%
Abu Dhabi National Hotels	1,200,000	571,740
Ambassadors Group	30,570	165,078
Bob Evans Farms	443,273	17,345,273
DineEquity [2]	61,030	3,417,680
International Speedway Cl. A	385,717	10,942,791
REXLot Holdings	479,200	35,844
Sportingbet	295,700	245,911
William Hill	88,400	452,226

		33,176,543

Household Durables - 0.7%
Alpine Electronics	22,600	210,536
American Greetings Cl. A	112,800	1,895,040
Blyth	7,638	198,511
Ethan Allen Interiors	1,170,250	25,651,880
Harman International Industries	51,100	2,358,776
Leggett & Platt	39,003	977,025
Man Wah Holdings	324,800	177,185
McPherson’s	70,300	135,271
SEB	3,000	207,870

		31,812,094

Internet & Catalog Retail - 0.0%
NutriSystem	47,360	498,701

Leisure Equipment & Products - 0.3%
Arctic Cat [2]	92,881	3,850,846
Callaway Golf	962,900	5,912,206
Fields Corporation	10,000	140,953
Hasbro	12,438	474,759
JAKKS Pacific	88,368	1,287,522
Sankyo	5,200	242,209
Sturm, Ruger & Co.	12,862	636,540

		12,545,035

Media - 0.5%
Arbitron	36,000	1,364,400
Chime Communications	54,400	204,240
Fuji Media Holdings	100	163,762
Harte-Hanks	227,627	1,577,455
Meredith Corporation	100,220	3,507,700
Scholastic Corporation	67,099	2,132,406
Societe Television Francaise 1	14,500	120,724
STW Communications Group	182,800	192,463
Washington Post Cl. B	5,900	2,141,877
World Wrestling Entertainment Cl. A	1,241,093	9,990,799

		21,395,826

Multiline Retail - 0.0%
Dillard’s Cl. A	24,886	1,799,755
Myer Holdings	77,900	141,006

		1,940,761

Specialty Retail - 6.8%
Aaron’s	11,400	317,034
American Eagle Outfitters	1,476,262	31,119,603
Ascena Retail Group [2]	1,793,798	38,476,967
bebe stores	20,400	97,920
Buckle (The)	842,736	38,285,496
Cato Corporation (The) Cl. A	1,436,715	42,684,803
Chico’s FAS	71,300	1,291,243
DSW Cl. A	800	53,376
Finish Line (The) Cl. A	96,448	2,193,228
Foot Locker	98,792	3,507,116
GameStop Corporation Cl. A	1,672,957	35,132,097
Guess?	1,266,019	32,182,203
Halfords Group	43,500	183,055
Jos. A. Bank Clothiers [1,2]	776,336	37,636,769
JUMBO	32,900	181,796
Men’s Wearhouse (The)	303,139	10,437,076
NEC Mobiling	7,600	299,462
Pier 1 Imports	7,200	134,928
RadioShack Corporation [1]	159,981	380,755
Rent-A-Center	25,200	884,016
Ross Stores	59,800	3,863,080
Stage Stores	47,178	993,569
Systemax [2]	295,961	3,495,299
Tiffany & Co.	407,500	25,216,100
Williams-Sonoma	4,600	202,262

		309,249,253

Textiles, Apparel & Luxury Goods - 1.9%
Barry (R.G.) [3]	1,048,496	15,454,831
Columbia Sportswear	54,129	2,922,966
G-III Apparel Group [2]	700,359	25,142,888
Glorious Sun Enterprises	554,100	160,069
Jones Group (The)	569,679	7,331,769
K-Swiss Cl. A [1,2]	90,575	310,672
Pandora	5,200	70,809
Steven Madden [2]	713,331	31,186,832
Wolverine World Wide	62,617	2,778,316

		85,359,152

Total		545,855,830

Consumer Staples – 3.7%
Food & Staples Retailing - 0.6%
Kasumi Company	30,000	199,513
Ministop	15,000	249,872
Village Super Market Cl. A [3]	717,301	26,367,985
Weis Markets	11,071	468,635

		27,286,005

Food Products - 2.1%
Cal-Maine Foods	104,798	4,709,622
Farmer Bros. [1,2]	542,300	5,157,273
Flowers Foods	600,150	12,111,027
Fresh Del Monte Produce	3,900	99,840
Hershey Creamery [4]	882	1,636,110
Hormel Foods	420,466	12,294,426
J.M. Smucker Company (The)	324,000	27,970,920
Lancaster Colony	3,100	227,075
Parmalat	81,700	174,386
Sino Grandness Food Industry Group [2]	349,000	129,396
Tootsie Roll Industries	1,130,396	30,498,084

		95,008,159

Household Products - 0.0%
WD-40 Company	6,696	352,478

Personal Products - 1.0%
Inter Parfums	1,134,697	20,764,955
Mandom Corporation	10,100	264,795
Nu Skin Enterprises Cl. A	609,610	23,671,156

		44,700,906

Tobacco - 0.0%
Universal Corporation	6,664	339,331

Total		167,686,879

Diversified Investment Companies – 0.4%
Closed-End Funds - 0.4%
British Empire Securities and General
Trust	440,000	3,112,041
Central Fund of Canada Cl. A	650,500	15,488,405

Total		18,600,446

Energy – 8.3%
Energy Equipment & Services - 3.2%
CARBO Ceramics	255,700	16,088,644
CH Offshore	642,000	258,955
Core Laboratories	100	12,148
Exterran Partners L.P.	629,700	13,576,332
Helmerich & Payne	810,568	38,591,142
Lufkin Industries	53,136	2,859,780
Oceaneering International	19,401	1,071,905
Oil States International [2]	465,200	36,964,792
Patterson-UTI Energy	58,877	932,612
Precision Drilling [1,2]	619,450	4,856,488
RPC	110,100	1,309,089
SEACOR Holdings [2]	330,416	27,543,478
Trican Well Service	14,700	191,245

		144,256,610

Oil, Gas & Consumable Fuels - 5.1%
Alliance Holdings GP L.P.	578,500	27,739,075
Alliance Resource Partners L.P.	278,000	16,666,100
Apco Oil and Gas International [1]	2,700	43,443
Arch Coal	111,518	705,909
Cimarex Energy	376,990	22,072,765
Delek US Holdings	15,203	387,524
Energen Corporation	265,755	13,928,220
Energy Transfer Equity L.P.	424,500	19,187,400
Hugoton Royalty Trust	558,500	3,680,515
Magellan Midstream Partners L.P.	433,701	37,931,489
Natural Resource Partners L.P.	537,700	11,146,521
NuStar GP Holdings LLC	369,200	11,755,328
Pengrowth Energy	95,757	645,402
Penn Virginia	633,760	3,929,312
Pioneer Southwest Energy Partners L.P.	178,367	4,589,383
Plains All American Pipeline L.P.	90,000	7,938,000
PVR Partners, L.P.	514,500	13,058,010
Sabine Royalty Trust	1,800	92,970
San Juan Basin Royalty Trust	3,720	52,712
SM Energy	18,342	992,486
Sunoco Logistics Partners L.P.	693,000	32,328,450
W&T Offshore	77,700	1,459,206

		230,330,220

Total		374,586,830

Financials – 28.3%
Capital Markets - 7.7%
A.F.P. Provida ADR	311,700	28,514,316
AGF Management Cl. B	815,600	9,324,935
AllianceBernstein Holding L.P.	1,941,900	29,924,679
AP Alternative Assets L.P. [2]	76,000	969,000
Apollo Global Management LLC Cl. A	659,500	9,668,270
Apollo Investment	1,161,400	9,140,218
Artio Global Investors Cl. A	42,987	128,101
ASA Gold and Precious Metals	220,000	5,544,000
Bank Sarasin & Co. Cl. B [2]	27,601	789,439
Banque Privee Edmond de Rothschild	205	3,652,073
CI Financial	933,500	21,573,716
Cohen & Steers	385,630	11,422,361
Egyptian Financial Group-Hermes Holding Company [2]	1,860,027	3,673,223
Egyptian Financial Group-Hermes
Holding Company GDR [2]	75,000	297,000
Federated Investors Cl. B	1,924,163	39,810,932
GAMCO Investors Cl. A	278,300	13,845,425
Intermediate Capital Group	44,700	215,318
Janus Capital Group	1,038,209	9,800,693
KKR & Co. L.P.	1,315,600	19,878,716
Lazard Cl. A	579,300	16,932,939
MVC Capital	495,000	6,336,000
Och-Ziff Capital Management Group LLC Cl. A	310,400	2,998,464
Oppenheimer Holdings Cl. A	4,867	77,629
Paris Orleans	249,213	5,351,396
Raymond James Financial	597,925	21,913,951
Schroders	131,100	3,213,609
SEI Investments	1,629,492	34,952,603
T. Rowe Price Group	411,100	26,022,630
Teton Advisors Cl. A [4]	1,297	16,991
Tokai Tokyo Financial Holdings	63,500	212,372
Vontobel Holding	75,400	1,896,023
Waddell & Reed Financial Cl. A	280,500	9,191,985
Westwood Holdings Group	45,895	1,790,364

		349,079,371

Commercial Banks - 3.5%
Ames National	269,324	5,612,712
Banco Latinoamericano de Comercio Exterior Cl. E	110,775	2,447,020
Bank of Hawaii	757,001	34,534,386
Bank of N.T. Butterfield & Son [2]	1,916,857	2,338,565
BLOM Bank GDR	684,500	5,441,775
BOK Financial	516,382	30,518,176
Canadian Western Bank	783,200	23,868,042
City Holding Company	628,777	22,535,368
Farmers & Merchants Bank of Long Beach	479	2,121,970
First Citizens BancShares Cl. A	56,526	9,208,085
First National Bank Alaska	3,110	4,976,000
National Bankshares	160,268	5,320,898
Peapack-Gladstone Financial [3]	475,350	7,767,219
Sun Bancorp [2]	284,428	958,522

		157,648,738

Consumer Finance - 0.0%
Cash America International	1,400	53,998

Diversified Financial Services - 0.6%
Leucadia National	433,800	9,868,950
Sofina	195,572	16,061,845

		25,930,795

Insurance - 11.6%
Alleghany Corporation [2]	102,139	35,231,827
Allied World Assurance Company Holdings	347,102	26,813,630
Alterra Capital Holdings	636,826	15,245,615
American Equity Investment Life Holding Company	3,200	37,216
American Financial Group	137,100	5,196,090
American National Insurance	145,093	10,422,030
AmTrust Financial Services	40,480	1,037,098
APRIL Group	9,100	152,021
Argo Group International Holdings	79,381	2,571,151
Aspen Insurance Holdings	1,055,908	32,194,635
Assurant	62,059	2,314,801
Assured Guaranty	200,992	2,737,511
Baldwin & Lyons Cl. B	108,741	2,599,997
Brown & Brown	110,000	2,867,700
Cincinnati Financial	280,000	10,609,200
Crawford & Company Cl. B	94,977	475,835
E-L Financial	91,988	38,831,268
EMC Insurance Group	101,164	2,124,444
Employers Holdings	10,400	190,632
Erie Indemnity Cl. A	635,400	40,837,158
Everest Re Group	25,800	2,759,568
FBL Financial Group Cl. A	8,100	268,920
Fidelity National Financial	1,172,852	25,087,304
First American Financial	450,561	9,763,657
Flagstone Reinsurance Holdings	424,879	3,649,711
Gallagher (Arthur J.) & Co.	978,200	35,039,124
HCC Insurance Holdings	565,326	19,158,898
Infinity Property & Casualty	94,462	5,704,560
Kansas City Life Insurance	2,247	86,577
Lincoln National	1,900	45,961
Markel Corporation [2]	67,900	31,131,471
Meadowbrook Insurance Group	1,765,024	13,573,035
Mercury General	217,400	8,402,510
Montpelier Re Holdings	739,310	16,360,930
Old Republic International	1,067,000	9,923,100
PartnerRe	332,897	24,727,589
Platinum Underwriters Holdings	287,006	11,729,935
Protective Life	75,630	1,982,262
Reinsurance Group of America	689,005	39,872,719
RenaissanceRe Holdings	9,809	755,685
RLI	79,435	5,295,137
StanCorp Financial Group	8,800	274,912
State Auto Financial	362,000	5,933,180
Symetra Financial	714,300	8,785,890
Tower Group	69,355	1,344,794
United Fire Group	108,574	2,727,379
Validus Holdings	241,701	8,196,081
White Mountains Insurance Group	3,760	1,930,158

		527,000,906

Real Estate Investment Trusts (REITs) - 4.0%
Annaly Capital Management	450,500	7,586,420
Colony Financial	1,744,149	33,976,023
Cousins Properties	818,085	6,495,595
DCT Industrial Trust	1,121,600	7,256,752
Essex Property Trust	83,000	12,303,920
Lexington Realty Trust	1,711,246	16,530,636
MFA Financial	692,000	5,882,000
National Health Investors	159,570	8,208,281
National Retail Properties	650,000	19,825,000
PS Business Parks	168,500	11,259,170
Rayonier	794,100	38,918,841
W.P. Carey & Co. LLC	281,231	13,780,319

		182,022,957

Thrifts & Mortgage Finance - 0.9%
Genworth MI Canada	1,038,800	22,041,876
HopFed Bancorp	118,528	883,033
Kearny Financial	312,100	3,039,854
TrustCo Bank Corp NY	2,440,025	13,956,943

		39,921,706

Total		1,281,658,471

Health Care – 6.2%
Health Care Equipment & Supplies - 2.6%
Analogic Corporation	163,400	12,772,978
Atrion Corporation	788	174,542
Cantel Medical	62,809	1,700,868
Carl Zeiss Meditec	12,200	312,220
Essilor International	3,100	290,289
Hill-Rom Holdings	515,770	14,988,276
IDEXX Laboratories [1,2]	379,600	37,713,260
Invacare Corporation	135,189	1,911,572
Nihon Kohden	8,500	295,060
STERIS Corporation	700,400	24,843,188
Teleflex	309,700	21,319,748
Young Innovations	15,705	614,066

		116,936,067

Health Care Providers & Services - 3.0%
Assisted Living Concepts Cl. A [1]	5,000	38,150
BML	8,100	212,672
Chemed Corporation	606,359	42,014,615
Coventry Health Care	47,000	1,959,430
Ensign Group	60,755	1,859,407
Landauer	405,371	24,208,756
Mediq	12,400	205,556
MEDNAX [2]	500,676	37,275,328
Omnicare	76,499	2,598,671
Owens & Minor	911,950	27,249,066

		137,621,651

Life Sciences Tools & Services - 0.5%
PerkinElmer	712,600	21,000,322

Pharmaceuticals - 0.1%
China Shineway Pharmaceutical Group	150,000	215,887
H. Lundbeck	11,700	217,403
Medicis Pharmaceutical Cl. A	77,425	3,350,180
Mochida Pharmaceutical	20,700	256,230
Recordati	25,200	179,079
Valeant Pharmaceuticals International [2]	55,768	3,082,297

		7,301,076

Total		282,859,116

Industrials – 19.0%
Aerospace & Defense - 1.6%
American Science & Engineering	67,734	4,444,028
Cubic Corporation	712,993	35,692,429
HEICO Corporation	371,875	14,387,844
HEICO Corporation Cl. A	390,933	11,927,366
National Presto Industries	63,026	4,593,335
Triumph Group	24,376	1,524,231

		72,569,233

Air Freight & Logistics - 0.9%
Aramex	1,600,000	866,866
C. H. Robinson Worldwide	256,000	14,988,800
Expeditors International of Washington	458,400	16,667,424
UTi Worldwide	492,600	6,635,322

		39,158,412

Building Products - 0.6%
Sekisui Jushi	24,000	250,640
Smith (A.O.) Corporation	497,894	28,648,821

		28,899,461

Commercial Services & Supplies - 2.5%
ABM Industries	727,100	13,764,003
Ennis	402,701	6,608,323
G&K Services Cl. A	1,955	61,211
Healthcare Services Group	142,464	3,258,152
HNI Corporation	474,573	12,106,357
Kimball International Cl. B	724,600	8,854,612
McGrath RentCorp	291,300	7,600,017
Mine Safety Appliances	196,000	7,304,920
Progressive Waste Solutions	11,600	238,612
Ritchie Bros. Auctioneers	1,656,320	31,851,034
Rollins	833,625	19,498,489
RPS Group	70,800	284,676
Tokyu Community	4,100	149,889
Transcontinental Cl. A	16,400	139,294
UniFirst Corporation	30,916	2,064,880
US Ecology	34,252	739,158
Viad Corporation	3,140	65,500

		114,589,127

Construction & Engineering - 0.3%
Comfort Systems USA	294,550	3,219,432
EMCOR Group	78,839	2,250,065
Global Construction Services	117,900	83,162
Global Construction Services (Rights) [2,6]	36,844	3,057
Granite Construction	201,975	5,800,722
Great Lakes Dredge & Dock	4,432	34,126
KBR	96,713	2,883,982
Yongnam Holdings	1,064,000	212,419

		14,486,965

Electrical Equipment - 2.5%
Acuity Brands	12,368	782,771
AZZ	525,365	19,953,363
Belden	17,903	660,263
Brady Corporation Cl. A	471,373	13,801,801
Franklin Electric	366,900	22,193,781
Hubbell Cl. B	324,321	26,185,677
LSI Industries	1,104,161	7,442,045
Preformed Line Products	202,671	11,007,062
Regal-Beloit	12,002	845,901
Roper Industries	76,000	8,351,640

		111,224,304

Industrial Conglomerates - 0.8%
Raven Industries	312,402	9,193,991
Seaboard Corporation [2]	10,476	23,677,122
Standex International	62,843	2,793,371

		35,664,484

Machinery - 7.2%
Alamo Group	283,947	9,591,730
American Railcar Industries [1,2]	119,609	3,389,719
Ampco-Pittsburgh	189,320	3,492,954
Briggs & Stratton	484,130	9,038,707
Cascade Corporation	189,921	10,396,276
Chen Hsong Holdings	421,700	113,120
Crane Company	360,400	14,390,772
FreightCar America	10,539	187,489
Fuji Machine Manufacturing	11,200	150,692
Gardner Denver	6,500	392,665
Gorman-Rupp Company	576,633	15,569,091
Hoshizaki Electric	12,900	375,065
Kaydon Corporation	35,200	786,368
Kennametal	1,014,859	37,630,972
Kinki Sharyo	41,700	134,654
Lincoln Electric Holdings	238,900	9,329,045
Lindsay Corporation	222,182	15,990,439
Muehlbauer Holding AG & Co.	4,400	125,750
Mueller (Paul) Company [2,3,4]	116,700	2,981,685
Mueller Industries	439,962	20,005,072
Nordson Corporation	734,300	43,044,666
Robbins & Myers	5,200	309,920
Starrett (L.S.) Company (The) Cl. A [3]	529,400	6,813,378
Sun Hydraulics	1,023,697	27,199,629
Tennant Company	636,198	27,241,998
Timken Company (The)	34,332	1,275,777
Toro Company ( The)	656,550	26,117,559
Trinity Industries	645,587	19,348,242
Wabtec Corporation	1,400	112,406
Watts Water Technologies Cl. A	1,500	56,745
Woodward	609,200	20,700,616

		326,293,201

Marine - 0.2%
Euroseas [1]	125,346	140,388
Matson	494,700	10,344,177

		10,484,565

Professional Services - 1.5%
CDI Corporation	19,763	336,564
Corporate Executive Board	236,000	12,656,680
Heidrick & Struggles International	137,332	1,749,610
Kelly Services Cl. A	595,000	7,497,000
ManpowerGroup	462,152	17,007,193
Resources Connection	5,200	68,172
Robert Half International	26,300	700,369
RWS Holdings	18,500	162,812
Towers Watson & Company Cl. A	489,100	25,946,755

		66,125,155

Road & Rail - 0.1%
Arkansas Best	246,281	1,950,546
Nippon Konpo Unyu Soko	21,700	281,121

		2,231,667

Trading Companies & Distributors - 0.8%
Applied Industrial Technologies	765,970	31,734,137
GATX Corporation	49,000	2,079,560
Houston Wire & Cable	59,164	636,605
Kuroda Electric	19,900	242,502
MFC Industrial	239,659	2,001,153
Watsco	6,902	523,103

		37,217,060

Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico ADR	40,000	1,732,000

Total		860,675,634

Information Technology – 6.3%
Communications Equipment - 2.0%
Aastra Technologies	4,780	80,226
ADTRAN	350,600	6,058,368
Bel Fuse Cl. A	22,350	390,678
Bel Fuse Cl. B	74,000	1,382,320
Black Box	326,953	8,340,571
China All Access Holdings	1,000,000	158,627
Comtech Telecommunications	94,500	2,611,980
NETGEAR [2]	957,309	36,511,765
Nolato Cl. B	17,041	181,596
Plantronics	911,580	32,206,121
Tellabs	741,355	2,624,397

		90,546,649

Computers & Peripherals - 0.0%
Diebold	13,700	461,827
Melco Holdings	9,000	175,064
Xyratex	60,603	557,548

		1,194,439

Electronic Equipment, Instruments & Components - 2.6%
AVX Corporation	1,218,031	11,680,917
Cognex Corporation	418,300	14,464,814
Electro Rent	4,700	83,143
Littelfuse	460,211	26,020,330
Methode Electronics	1,122,573	10,900,184
Molex	79,711	2,094,805
Molex Cl. A	1,074,065	23,328,692
MTS Systems	123,441	6,610,266
Nam Tai Electronics	1,756,871	18,833,657
Park Electrochemical	129,548	3,216,677

		117,233,485

Internet Software & Services - 0.2%
EarthLink	434,698	3,095,050
j2 Global	67,900	2,228,478
NIFTY Corporation	100	179,139
United Online	800,015	4,416,083

		9,918,750

IT Services - 0.8%
Bechtle	137	5,282
Broadridge Financial Solutions	47,000	1,096,510
Calian Technologies	12,200	246,333
Computer Sciences	2,400	77,304
DWS	156,700	258,446
Global Payments	5,746	240,355
Groupe Steria SCA	7,600	106,063
Jack Henry & Associates	2,500	94,750
ManTech International Cl. A	932,768	22,386,432
MAXIMUS	74,560	4,452,723
NEC Networks & System Integration	18,300	306,720
Total System Services	216,795	5,138,041

		34,408,959

Semiconductors & Semiconductor Equipment - 0.5%
Brooks Automation	54,390	436,752
Elmos Semiconductor	15,000	142,563
Micrel	74,760	778,999
MKS Instruments	89,283	2,275,824
Regent Manner International Holdings	417,800	92,137
SMA Solar Technology	2,000	69,945
Teradyne [2]	1,425,300	20,267,766
UMS Holdings	474,000	168,017

		24,232,003

Software - 0.2%
FactSet Research Systems	2,000	192,840
Fair Isaac	173,457	7,677,207
Hansen Technologies	133,799	121,441
Micro Focus International	9,457	90,023
OPNET Technologies	16,300	555,341

		8,636,852

Total		286,171,137

Materials – 6.9%
Chemicals - 3.9%
Agrium	5,200	537,992
Albemarle Corporation	447,900	23,595,372
Balchem Corporation	1,003,400	36,854,882
Cabot Corporation	781,000	28,561,170
Chase Corporation [3]	773,974	14,217,902
FutureFuel Corporation	83,349	1,009,356
H.B. Fuller Company	9,022	276,795
Innophos Holdings	295,485	14,328,068
International Flavors & Fragrances	255,300	15,210,774
Koatsu Gas Kogyo	30,400	173,347
Koninklijke DSM	600	29,916
Konishi Company	14,000	215,454
Kronos Worldwide	60,900	909,846
Methanex Corporation	310,710	8,867,663
Minerals Technologies	40,867	2,898,696
NewMarket Corporation	8,126	2,002,897
Quaker Chemical	430,629	20,097,455
Sakai Chemical Industry	33,600	98,596
Stepan Company	8,264	794,336
Tredegar Corporation	15,800	280,292
Westlake Chemical	43,000	3,141,580

		174,102,389

Construction Materials - 0.1%
Ash Grove Cement [4]	39,610	5,485,985

Containers & Packaging - 1.2%
AptarGroup	41,300	2,135,623
Bemis Company	464,800	14,627,256
Greif Cl. A	586,801	25,924,868
Myers Industries	14,700	229,614
Pack Corporation (The)	13,800	256,407
Sealed Air	1,513	23,391
Sonoco Products	359,778	11,149,520

		54,346,679

Metals & Mining - 1.3%
Agnico-Eagle Mines	117,000	6,069,960
Carpenter Technology	284,375	14,878,500
Eramet	1,500	175,795
Gold Fields ADR	391,200	5,026,920
HudBay Minerals	12,500	123,000
IAMGOLD Corporation	196,620	3,108,562
Olympic Steel	39,297	663,333
Panoramic Resources	102,100	57,191
Reliance Steel & Aluminum	566,613	29,662,191

		59,765,452

Paper & Forest Products - 0.4%
Buckeye Technologies	20,200	647,612
Deltic Timber	172,000	11,224,720
Domtar Corporation	28,500	2,231,265
Glatfelter	27,302	486,249
Louisiana-Pacific Corporation [1,2]	78,000	975,000
Schweitzer-Mauduit International	73,800	2,434,662
TFS Corporation [2]	270,400	112,194

		18,111,702

Total		311,812,207

Telecommunication Services – 0.8%
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network	284,303	12,219,343

Wireless Telecommunication Services - 0.5%
Telephone and Data Systems	822,190	21,056,286
USA Mobility	143,566	1,704,128

		22,760,414

Total		34,979,757

Utilities – 2.8%
Electric Utilities - 0.9%
ALLETE	199,147	8,312,396
ITC Holdings	250,000	18,895,000
PNM Resources	638,900	13,436,067

		40,643,463

Gas Utilities - 1.2%
AGL Resources	312,558	12,786,748
National Fuel Gas	61,676	3,332,971
Piedmont Natural Gas	539,500	17,522,960
UGI Corporation	660,076	20,957,413

		54,600,092

Water Utilities - 0.7%
Aqua America	819,766	20,297,406
Consolidated Water	25,827	213,589
SJW	400,400	10,154,144

		30,665,139

Total		125,908,694

Miscellaneous[5] – 1.6%
Total		70,764,272

TOTAL COMMON STOCKS
(Cost $3,251,920,868)		4,361,559,273

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BOND – 0.1%
Leucadia National 3.75%
Conv. Senior Note due 4/15/14
(Cost $3,000,000)	$3,000,000	3,395,625

REPURCHASE AGREEMENT – 3.3%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $150,683,507 (collateralized
by obligations of various U.S. Government
Agencies, 0.75%-2.375% due 6/30/17-7/31/17,
valued at $153,699,525)
(Cost $150,682,000)		150,682,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.3%
U.S. Treasury Notes
1.50%-2.75%
due 1/31/16-2/15/22	7,894,526	7,915,445
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0161%)		6,366,319

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $14,281,764)		14,281,764

TOTAL INVESTMENTS – 100.1%
(Cost $3,419,884,632)		4,529,918,662

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(2,969,494)

NET ASSETS – 100.0%		$4,526,949,168

SCHEDULES OF INVESTMENTS
ROYCE HERITAGE FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.8%

Consumer Discretionary – 12.4%
Auto Components - 1.6%
Autoliv	3,830	$237,345
Drew Industries [2]	54,800	1,655,508
Gentex Corporation	40,000	680,400
Minth Group	350,200	369,437
Nokian Renkaat	28,000	1,138,811

		4,081,501

Automobiles - 0.5%
Thor Industries	36,300	1,318,416

Distributors - 0.7%
LKQ Corporation [2]	95,800	1,772,300

Diversified Consumer Services - 0.9%
Sotheby’s	73,400	2,312,100

Household Durables - 4.8%
Cavco Industries [2]	14,700	674,583
Ethan Allen Interiors	55,900	1,225,328
Garmin	22,400	934,976
Harman International Industries	58,340	2,692,974
Mohawk Industries [2]	45,000	3,600,900
NVR [2]	3,920	3,310,440

		12,439,201

Specialty Retail - 2.5%
Advance Auto Parts	8,261	565,383
American Eagle Outfitters	12,500	263,500
Fielmann	4,700	436,009
GameStop Corporation Cl. A	4,000	84,000
Guess?	4,700	119,474
Lewis Group	59,500	511,215
Luk Fook Holdings (International) [1]	85,000	282,820
Signet Jewelers	11,600	565,616
Tiffany & Co.	46,800	2,895,984
USS	7,000	740,005

		6,464,006

Textiles, Apparel & Luxury Goods - 1.4%
Daphne International Holdings	320,100	319,107
G-III Apparel Group [2]	6,965	250,044
Gildan Activewear	15,020	475,834
Stella International Holdings	568,200	1,393,744
Warnaco Group (The) [2]	25,000	1,297,500

		3,736,229

Total		32,123,753

Consumer Staples – 1.4%
Beverages - 0.4%
National Beverage [2]	64,500	977,820

Food Products - 1.0%
Darling International [2]	102,500	1,874,725
First Resources	137,000	235,553
Sanderson Farms	2,200	97,614
Super Group	204,000	364,048

		2,571,940

Total		3,549,760

Energy – 5.7%
Energy Equipment & Services - 5.6%
C&J Energy Services [1,2]	39,000	776,100
CARBO Ceramics	750	47,190
Ensco Cl. A	1,800	98,208
Ensign Energy Services	24,800	380,917
Helmerich & Payne	57,770	2,750,430
Oil States International [2]	43,000	3,416,780
Pason Systems	90,900	1,517,312
RPC	28,400	337,676
TGS-NOPEC Geophysical	58,400	1,905,245
Total Energy Services	75,100	1,216,145
Trican Well Service	151,300	1,968,393

		14,414,396

Oil, Gas & Consumable Fuels - 0.1%
Energen Corporation	1,500	78,615
Swift Energy [2]	11,100	231,768

		310,383

Total		14,724,779

Financials – 18.6%
Capital Markets - 15.1%
Affiliated Managers Group [2]	18,160	2,233,680
AllianceBernstein Holding L.P.	95,441	1,470,746
ARA Asset Management	620,000	798,240
Ashmore Group	651,000	3,579,453
Banque Privee Edmond de Rothschild	26	463,190
Blackstone Group L.P.	75,000	1,071,000
Egyptian Financial Group-Hermes Holding Company [2]	248,750	491,237
Federated Investors Cl. B	49,600	1,026,224
Invesco	84,300	2,106,657
Jupiter Fund Management	475,900	1,872,793
KKR & Co. L.P.	203,000	3,067,330
Lazard Cl. A	108,500	3,171,455
SEI Investments	170,100	3,648,645
Sprott	438,400	2,113,738
State Street	31,000	1,300,760
T. Rowe Price Group	26,800	1,696,440
TD AMERITRADE Holding Corporation	130,000	1,998,100
Value Partners Group [1]	3,727,000	1,821,671
VZ Holding	5,500	632,164
Waddell & Reed Financial Cl. A	43,600	1,428,772
WisdomTree Investments [2]	450,700	3,019,690

		39,011,985

Diversified Financial Services - 2.8%
Bolsa Mexicana de Valores	801,800	1,659,444
Hellenic Exchanges	77,500	349,566
Leucadia National	27,500	625,625
Moody’s Corporation	48,330	2,134,736
Singapore Exchange	260,000	1,483,051
Warsaw Stock Exchange	100,000	1,142,447

		7,394,869

Insurance - 0.4%
Alleghany Corporation [2]	2,890	996,877

Real Estate Management & Development - 0.3%
E-House China Holdings ADR	65,300	279,484
Kennedy-Wilson Holdings	10,987	153,488
Midland Holdings	574,000	341,259

		774,231

Total		48,177,962

Health Care – 3.5%
Biotechnology - 0.3%
Myriad Genetics [2]	32,200	869,078

Health Care Equipment & Supplies - 1.1%
Analogic Corporation	1,000	78,170
Atrion Corporation	4,900	1,085,350
Carl Zeiss Meditec	57,000	1,458,731
Kossan Rubber Industries	324,997	323,242

		2,945,493

Health Care Providers & Services - 0.3%
Schein (Henry) [2]	10,700	848,189

Life Sciences Tools & Services - 1.1%
PerkinElmer	29,750	876,732
Techne Corporation	12,100	870,474
Waters Corporation [2]	13,250	1,104,123

		2,851,329

Pharmaceuticals - 0.7%
Adcock Ingram Holdings	105,000	749,243
Perrigo Company	1,900	220,723
Santen Pharmaceutical	16,300	749,834

		1,719,800

Total		9,233,889

Industrials – 24.8%
Aerospace & Defense - 0.7%
AeroVironment [2]	16,700	391,949
HEICO Corporation	27,343	1,057,901
Teledyne Technologies [2]	4,100	259,899

		1,709,749

Air Freight & Logistics - 1.7%
Expeditors International of Washington	7,900	287,244
Forward Air	89,800	2,730,818
UTi Worldwide	103,000	1,387,410

		4,405,472

Building Products - 1.1%
AAON	57,350	1,129,221
Simpson Manufacturing	63,000	1,803,060

		2,932,281

Commercial Services & Supplies - 1.3%
Brink’s Company (The)	46,480	1,194,071
Cintas Corporation	8,800	364,760
Ritchie Bros. Auctioneers	69,100	1,328,793
Team [2]	11,376	362,326

		3,249,950

Construction & Engineering - 3.6%
Chicago Bridge & Iron	2,300	87,607
EMCOR Group	73,600	2,100,544
Fluor Corporation	27,700	1,558,956
Jacobs Engineering Group [2]	55,000	2,223,650
KBR	90,500	2,698,710
Pike Electric [2]	25,485	202,606
Quanta Services [2]	5,200	128,440
Raubex Group	245,000	444,491

		9,445,004

Electrical Equipment - 0.8%
AZZ	4,000	151,920
EnerSys [2]	4,000	141,160
Franklin Electric	4,100	248,009
GrafTech International [2]	139,100	1,250,509
Hubbell Cl. B	2,950	238,183

		2,029,781

Industrial Conglomerates - 0.6%
Raven Industries	50,400	1,483,272

Machinery - 7.0%
Astec Industries [2]	2,800	88,508
Burckhardt Compression Holding	4,000	1,187,666
Chart Industries [2]	1,600	118,160
Foster (L.B.) Company	51,600	1,668,744
Gardner Denver	33,000	1,993,530
Graham Corporation	9,900	178,893
Kaydon Corporation	44,400	991,896
Kennametal	93,030	3,449,553
Lincoln Electric Holdings	50,500	1,972,025
Pfeiffer Vacuum Technology	15,000	1,602,007
Spirax-Sarco Engineering	44,000	1,485,680
Timken Company (The)	2,500	92,900
Valmont Industries	20,520	2,698,380
Wabtec Corporation	7,800	626,262

		18,154,204

Marine - 0.1%
Kirby Corporation [2]	4,640	256,499

Professional Services - 5.1%
Advisory Board (The) [2]	64,900	3,104,167
Equifax	25,670	1,195,709
ManpowerGroup	76,525	2,816,120
Towers Watson & Company Cl. A	60,050	3,185,652
Verisk Analytics Cl. A [2]	63,500	3,023,235

		13,324,883

Road & Rail - 2.2%
Landstar System	71,100	3,361,608
Patriot Transportation Holding [2]	79,512	2,216,794

		5,578,402

Trading Companies & Distributors - 0.6%
Air Lease Cl. A [1,2]	78,200	1,595,280

Total		64,164,777

Information Technology – 17.8%
Communications Equipment - 0.5%
ADTRAN	36,750	635,040
Comba Telecom Systems Holdings [1]	301,900	100,840
Finisar Corporation [1,2]	4,000	57,200
Oplink Communications [2]	19,800	327,492
Plantronics	8,000	282,640

		1,403,212

Computers & Peripherals - 0.3%
Catcher Technology	41,600	195,842
Super Micro Computer [2]	34,300	412,629
Western Digital	7,300	282,729

		891,200

Electronic Equipment, Instruments & Components - 7.9%
Amphenol Corporation Cl. A	16,900	995,072
Anixter International	40,200	2,309,892
AVX Corporation	21,732	208,410
Cognex Corporation	74,200	2,565,836
Coherent [2]	60,900	2,792,874
FEI Company	34,500	1,845,750
FLIR Systems	87,700	1,751,807
IPG Photonics [2]	56,514	3,238,252
Mercury Computer Systems [2]	27,700	294,174
Molex	25,000	657,000
Multi-Fineline Electronix [2]	8,395	189,307
National Instruments	87,050	2,191,049
Rofin-Sinar Technologies [2]	55,500	1,095,015
Vishay Intertechnology [2]	24,600	241,818

		20,376,256

Internet Software & Services - 0.4%
Ancestry.com [1,2]	11,740	353,139
Stamps.com [2]	9,700	224,458
ValueClick [2]	18,585	319,476

		897,073

IT Services - 2.3%
CSE Global	587,100	416,214
Fiserv [2]	32,640	2,416,339
MAXIMUS	29,000	1,731,880
Sapient Corporation [2]	119,800	1,277,068

		5,841,501

Office Electronics - 0.6%
Zebra Technologies Cl. A [2]	43,270	1,624,356

Semiconductors & Semiconductor Equipment - 4.1%
Aixtron ADR	4,500	59,490
Analog Devices	46,500	1,822,335
ASM International	13,100	440,550
Cymer [2]	40,100	2,047,506
Diodes [2]	98,300	1,672,083
Fairchild Semiconductor International [2]	6,800	89,216
Integrated Silicon Solution [2]	22,800	211,128
International Rectifier [2]	17,384	290,139
Lam Research [2]	2,000	63,570
MKS Instruments	7,300	186,077
Photronics [2]	86,600	465,042
RDA Microelectronics ADR	36,210	384,550
Teradyne [2]	192,400	2,735,928
Veeco Instruments [2]	2,500	75,050

		10,542,664

Software - 1.7%
Actuate Corporation [2]	41,300	290,339
American Software Cl. A	33,334	272,005
ANSYS [2]	53,400	3,919,560

		4,481,904

Total		46,058,166

Materials – 10.1%
Chemicals - 1.8%
Airgas	8,000	658,400
Cabot Corporation	34,060	1,245,574
Intrepid Potash [2]	33,100	710,988
Minerals Technologies	3,700	262,441
OM Group [2]	13,900	257,706
Sigma-Aldrich Corporation	9,140	657,806
Victrex	40,000	853,906
Westlake Chemical	2,000	146,120

		4,792,941

Containers & Packaging - 0.9%
Greif Cl. A	52,700	2,328,286

Metals & Mining - 6.7%
Allegheny Technologies	19,100	609,290
Allied Nevada Gold [2]	52,500	2,050,650
Compass Minerals International	15,000	1,118,850
Endeavour Mining [2]	80,400	181,556
Fresnillo	48,000	1,436,267
Globe Specialty Metals	100,100	1,523,522
Gold Fields ADR	136,900	1,759,165
Haynes International	8,800	458,920
Hochschild Mining	279,200	2,191,141
Horsehead Holding Corporation [2]	38,500	359,590
Major Drilling Group International	182,000	1,858,692
Pan American Silver	87,400	1,874,730
Randgold Resources ADR	5,000	615,000
Reliance Steel & Aluminum	3,080	161,238
Seabridge Gold [2]	19,400	376,360
Sims Metal Management ADR	68,900	682,110

		17,257,081

Paper & Forest Products - 0.7%
China Forestry Holdings [6]	1,462,500	110,337
Stella-Jones	28,760	1,740,637

		1,850,974

Total		26,229,282

Utilities – 0.1%
Gas Utilities - 0.1%
UGI Corporation	5,700	180,975

Total		180,975

Miscellaneous[5] – 4.4%
Total		11,420,425

TOTAL COMMON STOCKS
(Cost $213,328,973)		255,863,768

REPURCHASE AGREEMENT – 1.5%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $3,766,038 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at
$3,844,363)
(Cost $3,766,000)		3,766,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0161%)
(Cost $3,206,223)		3,206,223

TOTAL INVESTMENTS – 101.5%
(Cost $220,301,196)		262,835,991

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.5)%		(3,841,748)

NET ASSETS – 100.0%		$258,994,243

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.9%

Consumer Discretionary – 17.7%
Auto Components - 1.7%
Cooper Tire & Rubber	348,593	$6,686,014
Dana Holding Corporation	430,936	5,300,513
Fuel Systems Solutions [2]	276,000	4,744,440
Tower International [2]	676,726	5,217,557
Visteon Corporation [2]	170,200	7,567,092

		29,515,616

Automobiles - 0.2%
Winnebago Industries [2]	296,536	3,745,250

Distributors - 0.3%
VOXX International Cl. A [2]	633,794	4,740,779

Hotels, Restaurants & Leisure - 2.1%
Carrols Restaurant Group [2]	570,802	3,287,820
Einstein Noah Restaurant Group	226,152	4,000,629
Isle of Capri Casinos [1,2]	1,134,836	7,887,110
Jamba [2]	2,036,053	4,540,398
Kona Grill [2]	89,077	797,239
Krispy Kreme Doughnuts [2]	700,800	5,557,344
Orient-Express Hotels Cl. A [2]	1,314,011	11,694,698

		37,765,238

Household Durables - 3.1%
Comstock Holding Companies Cl. A [1,2,3]	1,285,590	1,658,411
Dixie Group [2,3]	819,019	2,973,039
Ethan Allen Interiors	264,800	5,804,416
Furniture Brands International [1,2]	1,942,325	2,816,371
Harman International Industries	97,700	4,509,832
Kid Brands [1,2]	903,809	1,382,828
La-Z-Boy [2]	792,941	11,600,727
M.D.C. Holdings	229,300	8,830,343
Standard Pacific [1,2]	947,600	6,405,776
Toll Brothers [2]	260,100	8,643,123

		54,624,866

Internet & Catalog Retail - 0.8%
dELiA*s [1,2]	1,509,576	2,098,310
Gaiam Cl. A [2]	780,614	2,724,343
1-800-FLOWERS.COM Cl. A [2]	817,927	3,050,868
Vitacost.com [1,2]	936,622	6,350,297

		14,223,818

Leisure Equipment & Products - 0.8%
Callaway Golf	987,126	6,060,954
Steinway Musical Instruments [2]	358,003	8,720,953

		14,781,907

Media - 2.1%
Ballantyne Strong [2]	517,797	2,154,035
Belo Corporation Ser. A	613,954	4,807,260
Harris Interactive [1,2]	2,198,197	3,209,367
Journal Communications Cl. A [2]	399,479	2,077,291
Martha Stewart Living Omnimedia Cl. A	1,197,957	3,677,728
McClatchy Company (The) Cl. A [2]	1,779,100	3,967,393
Media General Cl. A [1,2]	900,943	4,666,885
Meredith Corporation	102,562	3,589,670
New York Times Cl. A [1,2]	912,300	8,904,048

		37,053,677

Multiline Retail - 0.2%
Dillard’s Cl. A	62,000	4,483,840

Specialty Retail - 3.5%
bebe stores	734,421	3,525,221
Brown Shoe	565,859	9,070,720
Coldwater Creek [1,2]	1,195,200	992,016
Haverty Furniture	439,226	6,096,457
Hot Topic	273,900	2,382,930
Lithia Motors Cl. A	315,100	10,495,981
MarineMax [2,3]	1,374,850	11,397,506
Pacific Sunwear of California [1,2]	423,200	1,058,000
Penske Automotive Group	280,900	8,452,281
Sears Hometown and Outlet Stores (Rights) [1,2]	225,000	612,000
West Marine [2]	813,656	8,649,163

		62,732,275

Textiles, Apparel & Luxury Goods - 2.9%
Delta Apparel [2]	147,726	2,034,187
Fifth & Pacific [1,2]	447,919	5,724,405
Hanesbrands [2]	128,000	4,080,640
Jones Group (The)	1,133,271	14,585,198
Quiksilver [2]	1,597,045	5,302,189
Skechers U.S.A. Cl. A [2]	317,300	6,472,920
Unifi [1,2,3]	1,030,534	13,211,446

		51,410,985

Total		315,078,251

Consumer Staples – 0.9%
Food & Staples Retailing - 0.4%
Pantry (The) [2]	375,350	5,461,343
SUPERVALU	957,300	2,307,093

		7,768,436

Food Products - 0.1%
Inventure Foods [2]	244,232	1,389,680

Household Products - 0.4%
Central Garden & Pet [2]	592,000	7,038,880

Total		16,196,996

Energy – 4.6%
Energy Equipment & Services - 1.7%
Basic Energy Services [1,2]	404,900	4,542,978
Cal Dive International [1,2]	1,183,931	1,811,414
Hercules Offshore [2]	806,500	3,935,720
Key Energy Services [2]	660,800	4,625,600
Matrix Service [2]	726,887	7,683,196
Newpark Resources [2]	796,977	5,905,600
Willbros Group [2]	418,500	2,247,345

		30,751,853

Oil, Gas & Consumable Fuels - 2.9%
Goodrich Petroleum [1,2]	555,300	7,018,992
McMoRan Exploration [1,2]	442,202	5,195,873
Overseas Shipholding Group [1,2]	228,250	1,506,450
PDC Energy [2]	270,700	8,562,241
Penn Virginia	405,950	2,516,890
REX American Resources [2]	186,900	3,366,069
Scorpio Tankers [2]	379,989	2,279,934
StealthGas [2]	925,045	6,281,056
Stone Energy [2]	296,835	7,456,495
Swift Energy [2]	318,500	6,650,280

		50,834,280

Total		81,586,133

Financials – 12.2%
Capital Markets - 1.9%
Evercore Partners Cl. A	240,600	6,496,200
Harris & Harris Group [2]	664,502	2,518,463
Janus Capital Group	467,600	4,414,144
Piper Jaffray [1,2]	422,300	10,747,535
Stifel Financial [2]	270,800	9,098,880

		33,275,222

Commercial Banks - 2.6%
BancorpSouth	352,000	5,188,480
Boston Private Financial Holdings	930,546	8,923,936
Columbia Banking System	194,400	3,604,176
First Bancorp	154,308	1,779,171
Guaranty Bancorp [2]	791,284	1,598,394
Old National Bancorp	327,500	4,457,275
Peapack-Gladstone Financial	23,200	379,088
State Bank Financial	234,459	3,866,229
Sterling Bancorp	70,700	701,344
SVB Financial Group [1,2]	46,600	2,817,436
Umpqua Holdings	527,700	6,802,053
Valley National Bancorp	412,168	4,129,923
Virginia Commerce Bancorp [2]	185,667	1,624,586

		45,872,091

Insurance - 4.5%
Argo Group International Holdings	244,600	7,922,594
Aspen Insurance Holdings	305,200	9,305,548
Fidelity National Financial	458,200	9,800,898
Hilltop Holdings [1,2]	458,124	5,822,756
Kemper Corporation	333,000	10,226,430
MBIA [1,2]	954,010	9,664,121
Navigators Group [2]	215,419	10,604,000
Old Republic International	883,500	8,216,550
Tower Group	477,569	9,260,063

		80,822,960

Real Estate Investment Trusts (REITs) - 1.9%
LaSalle Hotel Properties	441,700	11,788,973
Mack-Cali Realty	341,750	9,090,550
PennyMac Mortgage Investment Trust	472,800	11,049,336
RAIT Financial Trust	451,600	2,370,900

		34,299,759

Real Estate Management & Development - 0.0%
Maui Land & Pineapple [2]	199,161	456,079

Thrifts & Mortgage Finance - 1.3%
Berkshire Hills Bancorp	152,200	3,482,336
Brookline Bancorp	264,500	2,332,890
First Financial Holdings	194,700	2,529,153
MGIC Investment [1,2]	1,187,885	1,817,464
Radian Group	1,485,600	6,447,504
Washington Federal	420,400	7,012,272

		23,621,619

Total		218,347,730

Health Care – 2.8%
Health Care Equipment & Supplies - 1.1%
Analogic Corporation	40,400	3,158,068
AngioDynamics [2]	517,003	6,307,437
DGT Holdings [2]	88,041	1,131,327
Exactech [2]	314,282	5,603,648
Wright Medical Group [1,2]	151,876	3,357,978

		19,558,458

Health Care Providers & Services - 0.7%
Kindred Healthcare [2]	543,400	6,183,892
Select Medical Holdings [2]	385,000	4,323,550
Skilled Healthcare Group Cl. A [2]	397,490	2,555,860

		13,063,302

Life Sciences Tools & Services - 1.0%
Albany Molecular Research [2]	1,205,284	4,182,336
Cambrex Corporation [2]	1,108,554	13,003,338

		17,185,674

Total		49,807,434

Industrials – 20.2%
Aerospace & Defense - 1.5%
GenCorp [1,2]	638,761	6,061,842
Hexcel Corporation [1,2]	375,447	9,018,237
Kratos Defense & Security Solutions [1,2]	562,370	3,284,241
Moog Cl. A [2]	236,991	8,974,849

		27,339,169

Airlines - 0.3%
JetBlue Airways [1,2]	301,800	1,445,622
Republic Airways Holdings [1,2]	688,047	3,185,658

		4,631,280

Building Products - 4.5%
Ameresco Cl. A [2]	327,890	3,872,381
American Woodmark [2]	437,160	8,730,085
Apogee Enterprises	748,841	14,692,260
Builders FirstSource [1,2]	1,161,100	6,026,109
Insteel Industries	381,000	4,469,130
NCI Building Systems [1,2,3]	1,086,069	10,893,272
PGT [2]	1,386,200	4,546,736
Quanex Building Products	686,200	12,928,008
Trex Company [1,2]	397,240	13,553,829

		79,711,810

Commercial Services & Supplies - 1.1%
Interface Cl. A	523,800	6,919,398
TRC Companies [2,3]	1,698,182	12,770,329

		19,689,727

Construction & Engineering - 2.9%
Aegion Corporation [2]	512,611	9,821,627
Furmanite Corporation [2]	1,051,230	5,970,986
iShares Dow Jones US Home Construction Index Fund	255,700	4,950,352
Layne Christensen [1,2]	352,520	6,912,917
MasTec [2]	494,495	9,741,551
Northwest Pipe [2]	437,235	10,777,843
Pike Electric [2]	481,921	3,831,272

		52,006,548

Electrical Equipment - 0.2%
GrafTech International [2]	153,709	1,381,844
Lime Energy [1,2]	200,750	142,532
Magnetek [2]	153,027	1,723,084

		3,247,460

Machinery - 6.3%
Albany International Cl. A	275,900	6,061,523
Astec Industries [1,2]	211,070	6,671,923
Barnes Group	273,549	6,841,460
CIRCOR International	252,080	9,516,020
Commercial Vehicle Group [1,2]	578,751	4,253,820
Dynamic Materials	246,099	3,696,407
Federal Signal [2]	1,340,070	8,469,242
Flow International [2]	1,850,772	6,847,856
Hardinge	566,291	5,804,483
Hurco Companies [2]	200,095	4,578,174
Lydall [2]	607,700	8,562,493
Meritor [2]	1,203,221	5,101,657
Mueller Industries	225,500	10,253,485
Mueller Water Products Cl. A	1,738,275	8,517,547
NN [2]	316,289	2,685,294
Timken Company (The)	167,200	6,213,152
Trinity Industries	280,750	8,414,078

		112,488,614

Marine - 0.3%
Diana Containerships	232,034	1,301,711
Diana Shipping [2]	684,000	4,418,640

		5,720,351

Professional Services - 0.3%
CTPartners Executive Search [2]	295,200	1,298,880
Hill International [2]	664,207	2,895,943
Hudson Global [2]	283,775	1,265,636
Korn/Ferry International [2]	47,900	734,307

		6,194,766

Road & Rail - 0.6%
Arkansas Best	401,339	3,178,605
Swift Transportation [1,2]	801,734	6,910,947

		10,089,552

Trading Companies & Distributors - 2.1%
Aceto Corporation	914,160	8,638,812
Beacon Roofing Supply [2]	157,100	4,477,350
Kaman Corporation	252,231	9,045,004
SeaCube Container Leasing	205,150	3,846,562
United Rentals [1,2]	322,400	10,545,704

		36,553,432

Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings [1,2]	142,100	1,941,086

Total		359,613,795

Information Technology – 22.7%
Communications Equipment - 2.5%
Aviat Networks [2]	1,771,192	4,215,437
Ciena Corporation [1,2]	530,100	7,209,360
ClearOne Communications [2,3]	556,620	2,254,311
Finisar Corporation [1,2]	310,155	4,435,216
Harmonic [2]	854,553	3,879,671
Oclaro [1,2]	1,307,126	3,529,240
Oplink Communications [1,2]	364,229	6,024,348
Symmetricom [1,2]	1,142,304	7,961,859
UTStarcom Holdings [2]	2,509,502	2,584,787
Westell Technologies Cl. A [2]	804,174	1,720,932

		43,815,161

Computers & Peripherals - 1.5%
Avid Technology [2]	418,133	3,955,538
Cray [1,2]	685,159	8,701,519
Dot Hill Systems [1,2]	1,723,371	1,844,007
Intermec [2]	1,216,050	7,551,671
Interphase Corporation [2]	301,243	973,015
Intevac [1,2]	428,094	2,615,654
Overland Storage [1,2]	676,000	1,162,720

		26,804,124

Electronic Equipment, Instruments & Components - 5.6%
Benchmark Electronics [2]	640,000	9,772,800
CTS Corporation	235,503	2,371,515
Echelon Corporation [2]	496,686	1,907,274
Evans & Sutherland Computer [2,4]	207,398	10,992
FEI Company	168,175	8,997,363
Frequency Electronics [1,2]	202,470	1,731,119
Identive Group [1,2]	650,675	559,581
Ingram Micro Cl. A [2]	472,600	7,197,698
KEMET Corporation [2]	1,267,354	5,576,358
Maxwell Technologies [2]	484,661	3,935,447
Mercury Computer Systems [2]	512,797	5,445,904
Newport Corporation [2]	681,184	7,533,895
Park Electrochemical	366,034	9,088,624
Planar Systems [1,2,3]	1,554,792	2,098,969
Sanmina-SCI Corporation [1,2]	1,130,065	9,594,252
SigmaTron International [1,2,3]	344,172	1,497,148
TTM Technologies [2]	607,800	5,731,554
Viasystems Group [2]	288,708	4,994,648
Vishay Intertechnology [2]	672,023	6,605,986
Zygo Corporation [2]	258,734	4,732,245

		99,383,372

Internet Software & Services - 2.4%
Autobytel [1,2]	359,902	1,378,425
Blucora [2]	394,030	7,017,674
EarthLink	1,319,600	9,395,552
KIT digital [1,2]	732,100	2,196,300
Monster Worldwide [2]	898,800	6,588,204
QuinStreet [1,2]	439,850	3,690,342
Support.com [2]	1,053,585	4,456,665
ValueClick [2]	481,591	8,278,549
WebMediaBrands [1,2]	169,960	389,208

		43,390,919

IT Services - 1.3%
CIBER [2]	1,241,472	4,307,908
Lender Processing Services	361,000	10,068,290
Unisys Corporation [2]	428,600	8,923,452

		23,299,650

Semiconductors & Semiconductor Equipment - 8.0%
Advanced Energy Industries [2]	559,288	6,890,428
Alpha & Omega Semiconductor [2]	854,800	7,359,828
ANADIGICS [1,2]	1,959,614	2,723,863
ATMI [2]	480,300	8,919,171
Axcelis Technologies [2]	992,694	1,042,329
AXT [2]	629,230	2,126,797
Brooks Automation	1,027,700	8,252,431
BTU International [2,3]	686,756	1,510,863
Cohu	289,309	2,716,612
Cree [1,2]	223,600	5,708,508
Exar Corporation [2]	589,684	4,717,472
Fairchild Semiconductor International [2]	792,820	10,401,798
FormFactor [2]	703,361	3,931,788
Integrated Silicon Solution [2]	290,775	2,692,576
International Rectifier [2]	618,102	10,316,122
Kulicke & Soffa Industries [1,2]	738,400	7,679,360
LTX-Credence Corporation [2]	1,045,406	6,011,085
MEMC Electronic Materials [1,2]	1,843,034	5,068,344
Mindspeed Technologies [1,2]	937,700	3,244,442
Nanometrics [2]	678,642	9,372,046
Pericom Semiconductor [2,3]	1,182,829	10,272,870
Rubicon Technology [1,2]	161,500	1,547,170
Rudolph Technologies [2]	430,111	4,516,166
SemiLEDs Corporation [1,2]	737,056	1,267,736
Spire Corporation [2,3]	477,283	238,642
SunPower Corporation [1,2]	998,753	4,504,376
TriQuint Semiconductor [2]	1,010,714	5,104,106
Ultra Clean Holdings [2]	281,406	1,606,828
Vitesse Semiconductor [1,2]	896,493	2,187,443

		141,931,200

Software - 1.4%
Actuate Corporation [2]	699,383	4,916,662
American Software Cl. A	134,199	1,095,064
Aspen Technology [2]	165,835	4,286,835
Bottomline Technologies [2]	149,300	3,686,217
Cinedigm Digital Cinema Cl. A [2]	1,587,736	2,143,444
Mentor Graphics [2]	500,300	7,744,644
Smith Micro Software [2]	1,084,892	1,746,676

		25,619,542

Total		404,243,968

Materials – 9.7%
Chemicals - 4.8%
Chemtura Corporation [2]	446,750	7,693,035
Cytec Industries	131,700	8,628,984
Ferro Corporation [2]	1,717,611	5,891,406
H.B. Fuller Company	197,700	6,065,436
Material Sciences [2]	488,727	4,466,965
Minerals Technologies	65,600	4,653,008
OM Group [2]	589,000	10,920,060
PolyOne Corporation	734,900	12,177,293
Quaker Chemical	190,400	8,885,968
Spartech Corporation [1,2,3]	1,766,323	9,449,828
Zoltek Companies [1,2]	935,850	7,196,686

		86,028,669

Construction Materials - 0.7%
Texas Industries [1,2]	278,277	11,311,960

Containers & Packaging - 0.4%
Boise	840,200	7,360,152

Metals & Mining - 3.3%
Carpenter Technology	80,381	4,205,534
Century Aluminum [2]	1,038,600	7,425,990
Commercial Metals	769,261	10,154,245
Haynes International	176,644	9,211,985
Kaiser Aluminum	228,400	13,336,276
RTI International Metals [2]	460,600	11,026,764
US Silica Holdings [1,2]	81,700	1,107,852
Walter Energy	59,000	1,915,140

		58,383,786

Paper & Forest Products - 0.5%
Louisiana-Pacific Corporation [2]	734,600	9,182,500

Total		172,267,067

Telecommunication Services – 0.5%
Diversified Telecommunication Services - 0.5%
General Communication Cl. A [2]	258,306	2,531,399
Iridium Communications [1,2]	834,846	6,111,073

Total		8,642,472

Miscellaneous[5] – 2.6%
Total		46,052,446

TOTAL COMMON STOCKS
(Cost $1,605,715,469)		1,671,836,292

PREFERRED STOCK – 0.3%
Hovnanian Enterprises 7.25% Conv.
(Cost $5,740,613)	273,100	5,183,438

REPURCHASE AGREEMENT – 6.0%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $107,005,070 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at
$109,145,000)
(Cost $107,004,000)		107,004,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 5.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0161%)
(Cost $96,468,887)		96,468,887

TOTAL INVESTMENTS – 105.6%
(Cost $1,814,928,969)		1,880,492,617

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.6)%		(99,376,578)

NET ASSETS – 100.0%		$1,781,116,039

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.0%

Consumer Discretionary – 23.3%
Auto Components - 3.0%
Dorman Products [2,3]	2,819,660	$88,847,487

Diversified Consumer Services - 0.1%
Sotheby’s	118,400	3,729,600

Hotels, Restaurants & Leisure - 0.5%
Bowl America Cl. A [3]	342,575	4,402,089
Frisch’s Restaurants [3]	505,100	10,026,235

		14,428,324

Household Durables - 0.7%
CSS Industries [3]	974,100	20,017,755

Media - 5.0%
Meredith Corporation	2,146,350	75,122,250
Scholastic Corporation [3]	2,228,865	70,833,330

		145,955,580

Specialty Retail - 14.0%
American Eagle Outfitters	4,930,000	103,924,400
Bed Bath & Beyond [2]	1,543,000	97,209,000
Buckle (The)	1,031,902	46,879,308
Children’s Place Retail Stores [2,3]	1,280,000	76,800,000
Finish Line (The) Cl. A [3]	3,683,917	83,772,272

		408,584,980

Total		681,563,726

Consumer Staples – 6.4%
Beverages - 0.2%
National Beverage [2]	449,985	6,821,772

Food & Staples Retailing - 2.2%
Arden Group Cl. A [3]	232,943	22,600,130
Weis Markets	965,655	40,876,176

		63,476,306

Food Products - 4.0%
J&J Snack Foods	617,881	35,423,118
Lancaster Colony	1,122,500	82,223,125

		117,646,243

Total		187,944,321

Health Care – 5.2%
Health Care Equipment & Supplies - 1.4%
Atrion Corporation [3]	166,433	36,864,909
Utah Medical Products	96,606	3,283,638

		40,148,547

Life Sciences Tools & Services - 3.8%
Bio-Rad Laboratories Cl. A [2]	1,050,700	112,130,704

Total		152,279,251

Industrials – 23.4%
Aerospace & Defense - 1.6%
National Presto Industries [3]	656,500	47,845,720

Commercial Services & Supplies - 3.2%
UniFirst Corporation [3]	1,387,037	92,640,201

Electrical Equipment - 9.2%
Brady Corporation Cl. A	917,108	26,852,922
EnerSys [2]	2,201,971	77,707,557
Hubbell Cl. B	1,233,400	99,584,716
Regal-Beloit	911,242	64,224,336

		268,369,531

Industrial Conglomerates - 1.3%
Standex International [3]	833,190	37,035,295

Machinery - 3.5%
Ampco-Pittsburgh [3]	984,500	18,164,025
Foster (L.B.) Company [3]	928,875	30,039,817
Hurco Companies [2,3]	433,679	9,922,576
Kaydon Corporation	1,399,000	31,253,660
Sauer-Danfoss	318,865	12,821,562

		102,201,640

Professional Services - 1.2%
Towers Watson & Company Cl. A	654,785	34,736,344

Trading Companies & Distributors - 3.4%
Applied Industrial Technologies [3]	2,259,277	93,601,846
Watsco	91,450	6,930,996

		100,532,842

Total		683,361,573

Information Technology – 17.6%
Communications Equipment - 2.4%
Plantronics	2,008,078	70,945,396

Computers & Peripherals - 0.1%
Rimage Corporation [3]	620,200	4,186,350

Electronic Equipment, Instruments & Components - 9.5%
AVX Corporation	6,210,167	59,555,501
Littelfuse [3]	1,299,445	73,470,620
Mesa Laboratories	21,894	1,059,232
Molex Cl. A	4,301,636	93,431,534
Park Electrochemical [3]	2,011,012	49,933,428

		277,450,315

IT Services - 1.7%
Computer Services [4]	639,139	18,758,730
NeuStar Cl. A [2]	238,293	9,538,869
Total System Services	841,900	19,953,030

		48,250,629

Semiconductors & Semiconductor Equipment - 3.9%
Entegris [2]	3,134,497	25,483,461
Teradyne [2]	6,273,574	89,210,222

		114,693,683

Total		515,526,373

Materials – 12.1%
Chemicals - 8.3%
Hawkins [3]	911,020	37,852,881
Minerals Technologies [3]	1,381,915	98,019,231
Schulman (A.) [3]	1,648,722	39,272,558
Stepan Company [3]	692,200	66,534,264

		241,678,934

Containers & Packaging - 0.9%
Sonoco Products	879,440	27,253,846

Metals & Mining - 0.1%
Central Steel & Wire [4]	4,035	2,905,200

Paper & Forest Products - 2.8%
Clearwater Paper [1,2,3]	2,023,800	83,603,178

Total		355,441,158

TOTAL COMMON STOCKS
(Cost $2,094,663,543)		2,576,116,402

REPURCHASE AGREEMENT – 12.3%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $358,400,584 (collateralized
by obligations of various U.S. Government
Agencies, 1.375%-1.875% due 9/30/17-11/30/18,
valued at $365,567,950)
(Cost $358,397,000)		358,397,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0161%)
(Cost $8,400)		8,400

TOTAL INVESTMENTS – 100.3%
(Cost $2,453,068,943)		2,934,521,802

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(7,949,319)

NET ASSETS – 100.0%		$2,926,572,483

SCHEDULES OF INVESTMENTS
ROYCE VALUE FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.6%

Consumer Discretionary – 20.6%
Automobiles - 1.7%
Thor Industries	631,540	$22,937,533

Specialty Retail - 15.9%
American Eagle Outfitters	777,765	16,395,286
Ascena Retail Group [2]	1,970,034	42,257,229
Buckle (The)	870,021	39,525,054
GameStop Corporation Cl. A	2,631,526	55,262,046
Guess?	1,054,232	26,798,578
Jos. A. Bank Clothiers [2]	821,433	39,823,072

		220,061,265

Textiles, Apparel & Luxury Goods - 3.0%
Deckers Outdoor [1,2]	334,500	12,256,080
Steven Madden [2]	521,014	22,778,732
Vera Bradley [1,2]	286,000	6,821,100

		41,855,912

Total		284,854,710

Consumer Staples – 1.5%
Food Products - 0.4%
Hormel Foods	205,188	5,999,697

Personal Products - 1.1%
Nu Skin Enterprises Cl. A	369,500	14,347,685

Total		20,347,382

Energy – 11.1%
Energy Equipment & Services - 10.5%
Helmerich & Payne	822,956	39,180,935
Oil States International [2]	306,785	24,377,136
Trican Well Service	1,925,500	25,050,499
Unit Corporation [2]	1,356,359	56,288,899

		144,897,469

Oil, Gas & Consumable Fuels - 0.6%
Cimarex Energy	112,892	6,609,827
Energen Corporation	46,666	2,445,765

		9,055,592

Total		153,953,061

Financials – 13.8%
Capital Markets - 7.3%
Affiliated Managers Group [2]	99,418	12,228,414
Ashmore Group	6,111,900	33,605,620
Federated Investors Cl. B	1,596,826	33,038,330
Partners Group Holding	60,000	12,484,848
Value Partners Group	20,000,000	9,775,537

		101,132,749

Insurance - 6.5%
Allied World Assurance Company Holdings	200,271	15,470,935
Alterra Capital Holdings	137,037	3,280,666
Aspen Insurance Holdings	534,597	16,299,862
PartnerRe	162,989	12,106,823
Reinsurance Group of America	742,999	42,997,352

		90,155,638

Total		191,288,387

Health Care – 6.0%
Health Care Providers & Services - 6.0%
Chemed Corporation	563,783	39,064,524
Magellan Health Services [2]	217,035	11,201,176
MEDNAX [2]	444,164	33,068,010

Total		83,333,710

Industrials – 9.2%
Aerospace & Defense - 0.8%
Cubic Corporation	215,374	10,781,622

Building Products - 0.7%
Simpson Manufacturing	327,200	9,364,464

Construction & Engineering - 1.4%
Jacobs Engineering Group [2]	477,500	19,305,325

Electrical Equipment - 0.9%
GrafTech International [2]	1,420,125	12,766,924

Machinery - 4.0%
Gardner Denver	166,375	10,050,714
Kennametal	796,714	29,542,155
Lincoln Electric Holdings	409,770	16,001,518

		55,594,387

Trading Companies & Distributors - 1.4%
Applied Industrial Technologies	477,190	19,769,982

Total		127,582,704

Information Technology – 15.5%
Communications Equipment - 3.1%
NETGEAR [2]	659,138	25,139,523
Plantronics	498,033	17,595,506

		42,735,029

Electronic Equipment, Instruments & Components - 2.9%
Littelfuse	214,458	12,125,456
Molex Cl. A	659,681	14,328,271
Rofin-Sinar Technologies [2]	24,526	483,898
Vishay Intertechnology [2]	1,318,742	12,963,234

		39,900,859

IT Services - 1.9%
ManTech International Cl. A	1,078,224	25,877,376

Office Electronics - 0.2%
Zebra Technologies Cl. A [2]	98,600	3,701,444

Semiconductors & Semiconductor Equipment - 6.5%
Cabot Microelectronics	138,550	4,868,647
Lam Research [2]	268,200	8,524,737
MKS Instruments	894,404	22,798,358
Teradyne [2]	3,192,527	45,397,734
Veeco Instruments [1,2]	266,500	8,000,330

		89,589,806

Software - 0.9%
SimCorp	56,500	12,066,448

Total		213,870,962

Materials – 18.9%
Chemicals - 4.3%
LSB Industries [2]	561,413	24,629,189
Westlake Chemical	480,370	35,095,832

		59,725,021

Metals & Mining - 14.6%
Allied Nevada Gold [2]	938,000	36,638,280
Centamin [2]	6,467,700	9,539,381
Hochschild Mining	1,680,000	13,184,513
Major Drilling Group International	2,420,300	24,717,539
Pan American Silver	1,275,430	27,357,973
Reliance Steel & Aluminum	691,500	36,200,025
Schnitzer Steel Industries Cl. A	676,100	19,032,215
Seabridge Gold [2]	956,000	18,546,400
Silver Standard Resources [2]	1,031,101	16,528,549

		201,744,875

Total		261,469,896

Miscellaneous[5] – 2.0%
Total		27,382,957

TOTAL COMMON STOCKS
(Cost $1,280,325,264)		1,364,083,769

REPURCHASE AGREEMENT – 1.4%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $18,962,190 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at
$19,342,263)
(Cost $18,962,000)		18,962,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.9%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0161%)
(Cost $26,222,995)		26,222,995

TOTAL INVESTMENTS – 101.9%
(Cost $1,325,510,259)		1,409,268,764

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.9)%		(25,680,021)

NET ASSETS – 100.0%		$1,383,588,743

SCHEDULES OF INVESTMENTS
ROYCE VALUE PLUS FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.8%

Consumer Discretionary – 9.3%
Hotels, Restaurants & Leisure - 1.5%
Buffalo Wild Wings [2]	217,000	$18,605,580
Cosi [1,2,3]	6,833,770	5,262,003

		23,867,583

Household Durables - 0.4%
iRobot Corporation [1,2]	324,000	7,374,240

Internet & Catalog Retail - 0.5%
HomeAway [1,2]	343,500	8,055,075

Multiline Retail - 0.9%
Dollar Tree [2]	305,000	14,723,875

Specialty Retail - 3.0%
Lumber Liquidators Holdings [1,2]	338,000	17,129,840
Monro Muffler Brake	200,000	7,038,000
Tractor Supply	193,000	19,085,770
Zumiez [1,2]	170,900	4,739,057

		47,992,667

Textiles, Apparel & Luxury Goods - 3.0%
Carter’s [2]	495,200	26,661,568
Gildan Activewear	695,342	22,028,434

		48,690,002

Total		150,703,442

Consumer Staples – 1.8%
Food & Staples Retailing - 0.5%
United Natural Foods [2]	140,517	8,213,219

Food Products - 1.3%
Darling International [2]	732,262	13,393,072
Snyders-Lance	290,000	7,250,000

		20,643,072

Total		28,856,291

Energy – 4.2%
Energy Equipment & Services - 2.1%
Helmerich & Payne	88,000	4,189,680
Pason Systems	894,000	14,922,734
Trican Well Service	680,800	8,857,117
Unit Corporation [2]	127,400	5,287,100

		33,256,631

Oil, Gas & Consumable Fuels - 2.1%
EPL Oil & Gas [2]	726,160	14,733,787
Sprott Resource [2]	1,515,000	6,087,123
Whiting Petroleum [2]	273,000	12,934,740

		33,755,650

Total		67,012,281

Financials – 14.4%
Capital Markets - 7.2%
Affiliated Managers Group [2]	168,000	20,664,000
Ashmore Group	2,180,000	11,986,494
Manning & Napier	153,596	1,872,335
Northern Trust	383,000	17,776,945
Partners Group Holding	65,000	13,525,253
Raymond James Financial	578,000	21,183,700
Sprott	1,951,000	9,406,713
Value Partners Group	18,128,500	8,860,791
Waddell & Reed Financial Cl. A	321,000	10,519,170

		115,795,401

Commercial Banks - 4.0%
Associated Banc-Corp	1,045,000	13,762,650
Columbia Banking System	354,500	6,572,430
Enterprise Financial Services	765,800	10,414,880
Fifth Third Bancorp	1,176,800	18,252,168
Umpqua Holdings	1,162,300	14,982,047

		63,984,175

Consumer Finance - 1.0%
Netspend Holdings [1,2]	1,618,600	15,910,838

Diversified Financial Services - 1.0%
PICO Holdings [2]	737,222	16,823,406

Thrifts & Mortgage Finance - 1.2%
Berkshire Hills Bancorp	856,700	19,601,296

Total		232,115,116

Health Care – 11.1%
Biotechnology - 3.9%
Celldex Therapeutics [1,2]	300,000	1,890,000
Cubist Pharmaceuticals [2]	378,000	18,023,040
Myriad Genetics [2]	1,190,000	32,118,100
Rigel Pharmaceuticals [2]	1,150,000	11,787,500

		63,818,640

Health Care Equipment & Supplies - 3.3%
Cerus Corporation [1,2,3]	2,884,500	9,807,300
Globus Medical [1,2]	746,677	13,462,586
NuVasive [2]	618,400	14,167,544
Thoratec Corporation [2]	480,600	16,628,760

		54,066,190

Health Care Providers & Services - 1.7%
Healthways [2]	1,210,000	14,169,100
LifePoint Hospitals [1,2]	303,000	12,962,340

		27,131,440

Life Sciences Tools & Services - 1.1%
PerkinElmer	591,000	17,416,770

Pharmaceuticals - 1.1%
UCB	313,000	17,211,018

Total		179,644,058

Industrials – 17.2%
Aerospace & Defense - 0.5%
AeroVironment [2]	334,000	7,838,980

Building Products - 1.1%
Quanex Building Products	956,533	18,021,082

Commercial Services & Supplies - 2.5%
Heritage-Crystal Clean [1,2]	749,528	14,878,131
Ritchie Bros. Auctioneers	401,600	7,722,768
UniFirst Corporation	261,400	17,458,906

		40,059,805

Construction & Engineering - 1.8%
MYR Group [2]	616,608	12,301,329
Quanta Services [2]	691,000	17,067,700

		29,369,029

Electrical Equipment - 1.2%
Acuity Brands	305,095	19,309,462

Industrial Conglomerates - 1.2%
Carlisle Companies	358,900	18,634,088

Machinery - 3.0%
Chart Industries [2]	186,000	13,736,100
Tennant Company	189,502	8,114,476
Valmont Industries	195,400	25,695,100

		47,545,676

Professional Services - 1.8%
Robert Half International	743,800	19,807,394
WageWorks [2]	548,665	9,574,204

		29,381,598

Road & Rail - 2.0%
Celadon Group	1,086,900	17,466,483
Knight Transportation	565,100	8,080,930
Werner Enterprises	332,000	7,094,840

		32,642,253

Trading Companies & Distributors - 2.1%
Grainger (W.W.)	79,600	16,586,252
Watsco	235,100	17,818,229

		34,404,481

Total		277,206,454

Information Technology – 20.7%
Communications Equipment - 2.1%
Digi International [2]	440,276	4,473,204
EXFO [2]	1,872,500	9,156,525
Infinera Corporation [1,2]	1,328,833	7,282,005
NETGEAR [2]	360,820	13,761,675

		34,673,409

Computers & Peripherals - 0.5%
Immersion Corporation [1,2,3]	1,578,109	8,632,256

Electronic Equipment, Instruments & Components - 5.5%
FARO Technologies [2]	331,344	13,691,134
FLIR Systems	160,000	3,196,000
GSI Group [2]	1,004,295	8,948,268
IPG Photonics [1,2]	409,732	23,477,644
Littelfuse	186,744	10,558,506
Mercury Computer Systems [2]	1,442,749	15,321,994
Rogers Corporation [2]	308,543	13,069,882

		88,263,428

Internet Software & Services - 1.9%
Bankrate [1,2]	810,127	12,621,779
Liquidity Services [2]	375,486	18,853,152

		31,474,931

IT Services - 2.9%
CoreLogic [2]	1,056,929	28,040,326
Genpact	1,102,000	18,381,360

		46,421,686

Semiconductors & Semiconductor Equipment - 6.4%
Analog Devices	332,000	13,011,080
International Rectifier [2]	800,048	13,352,801
Lattice Semiconductor [2]	3,030,700	11,607,581
LSI Corporation [2]	3,158,000	21,821,780
Micrel	1,340,901	13,972,188
Teradyne [2]	1,182,000	16,808,040
Ultratech [2]	400,641	12,572,115

		103,145,585

Software - 1.4%
Parametric Technology [2]	734,000	16,001,200
Splunk [1,2]	159,800	5,867,856

		21,869,056

Total		334,480,351

Materials – 14.7%
Chemicals - 2.4%
Calgon Carbon [2]	480,950	6,882,395
LSB Industries [2]	347,643	15,251,098
Westlake Chemical	225,091	16,445,148

		38,578,641

Construction Materials - 1.1%
Eagle Materials	385,000	17,810,100

Metals & Mining - 11.2%
Alamos Gold	1,034,600	20,111,084
Allied Nevada Gold [2]	501,400	19,584,684
Centamin [2]	3,000,000	4,424,779
Detour Gold [2]	418,000	11,662,842
Globe Specialty Metals	773,300	11,769,626
Hochschild Mining	1,348,000	10,579,002
Horsehead Holding Corporation [2]	1,401,353	13,088,637
Major Drilling Group International	923,000	9,426,223
McEwen Mining [1,2]	1,250,000	5,737,500
Medusa Mining	925,000	5,814,587
Pretium Resources [2]	730,600	9,525,074
Reliance Steel & Aluminum	374,100	19,584,135
Tahoe Resources [2]	459,000	9,347,147
Worthington Industries	1,387,488	30,052,990

		180,708,310

Total		237,097,051

Miscellaneous[5] – 3.4%
Total		53,908,390

TOTAL COMMON STOCKS
(Cost $1,331,917,982)		1,561,023,434

REPURCHASE AGREEMENT – 5.4%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $87,591,876 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at
$89,343,788)
(Cost $87,591,000)		87,591,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 5.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0161%)
(Cost $84,044,313)		84,044,313

TOTAL INVESTMENTS – 107.4%
(Cost $1,503,553,295)		1,732,658,747

LIABILITIES LESS CASH
AND OTHER ASSETS – (7.4)%		(119,027,873)

NET ASSETS – 100.0%		$1,613,630,874

SCHEDULES OF INVESTMENTS
ROYCE 100 FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.4%

Consumer Discretionary – 13.5%
Auto Components - 1.8%
Drew Industries [2]	128,956	$3,895,761
Gentex Corporation	109,200	1,857,492

		5,753,253

Distributors - 0.8%
LKQ Corporation [2]	136,000	2,516,000

Diversified Consumer Services - 0.8%
Sotheby’s	80,300	2,529,450

Household Durables - 5.5%
Ethan Allen Interiors	130,100	2,851,792
Harman International Industries	109,100	5,036,056
Mohawk Industries [2]	67,715	5,418,554
NVR [2]	4,700	3,969,150

		17,275,552

Media - 0.8%
Morningstar	41,372	2,591,542

Specialty Retail - 1.6%
Ascena Retail Group [2]	237,000	5,083,650

Textiles, Apparel & Luxury Goods - 2.2%
Columbia Sportswear	39,200	2,116,800
Warnaco Group (The) [2]	94,500	4,904,550

		7,021,350

Total		42,770,797

Consumer Staples – 2.3%
Food Products - 2.3%
Darling International [2]	212,800	3,892,112
Sanderson Farms	75,700	3,358,809

Total		7,250,921

Energy – 10.4%
Energy Equipment & Services - 10.4%
Ensign Energy Services	201,500	3,094,955
Helmerich & Payne	115,325	5,490,623
Oil States International [2]	57,500	4,568,950
Pason Systems	270,300	4,511,874
SEACOR Holdings [2]	41,500	3,459,440
ShawCor Cl. A	122,300	5,309,494
Trican Well Service	265,200	3,450,217
Unit Corporation [2]	73,200	3,037,800

Total		32,923,353

Financials – 9.5%
Capital Markets - 9.5%
Affiliated Managers Group [2]	46,997	5,780,631
AllianceBernstein Holding L.P.	235,569	3,630,118
Federated Investors Cl. B	231,700	4,793,873
KKR & Co. L.P.	145,000	2,190,950
Lazard Cl. A	173,800	5,080,174
SEI Investments	219,500	4,708,275
Waddell & Reed Financial Cl. A	115,900	3,798,043

Total		29,982,064

Health Care – 4.0%
Biotechnology - 0.5%
Myriad Genetics [2]	62,500	1,686,875

Life Sciences Tools & Services - 3.5%
Bio-Rad Laboratories Cl. A [2]	32,500	3,468,400
ICON ADR [2]	83,900	2,044,643
PerkinElmer	187,900	5,537,413

		11,050,456

Total		12,737,331

Industrials – 26.6%
Aerospace & Defense - 1.3%
HEICO Corporation Cl. A	133,140	4,062,101

Air Freight & Logistics - 2.2%
Forward Air	129,800	3,947,218
UTi Worldwide	223,900	3,015,933

		6,963,151

Building Products - 0.9%
Simpson Manufacturing	105,500	3,019,410

Construction & Engineering - 4.3%
EMCOR Group	113,300	3,233,582
Jacobs Engineering Group [2]	105,000	4,245,150
KBR	204,500	6,098,190

		13,576,922

Electrical Equipment - 3.5%
AZZ	99,800	3,790,404
GrafTech International [2]	450,100	4,046,399
Regal-Beloit	44,500	3,136,360

		10,973,163

Machinery - 5.7%
Kaydon Corporation	134,500	3,004,730
Kennametal	161,900	6,003,252
Lincoln Electric Holdings	60,000	2,343,000
Valmont Industries	38,500	5,062,750
Wabtec Corporation	20,700	1,662,003

		18,075,735

Professional Services - 5.8%
Advisory Board (The) [2]	65,082	3,112,872
CRA International [2]	152,313	2,631,969
ManpowerGroup	90,266	3,321,789
Robert Half International	110,000	2,929,300
Towers Watson & Company Cl. A	43,500	2,307,675
Verisk Analytics Cl. A [2]	83,800	3,989,718

		18,293,323

Trading Companies & Distributors - 2.9%
Air Lease Cl. A [1,2]	78,100	1,593,240
Applied Industrial Technologies	99,300	4,113,999
MSC Industrial Direct Cl. A	51,500	3,474,190

		9,181,429

Total		84,145,234

Information Technology – 20.0%
Communications Equipment - 0.8%
ADTRAN	155,800	2,692,224

Computers & Peripherals - 1.0%
Diebold	90,500	3,050,755

Electronic Equipment, Instruments & Components - 11.1%
Coherent [2]	74,700	3,425,742
Dolby Laboratories Cl. A [2]	70,000	2,292,500
DTS [2]	150,600	3,505,968
FARO Technologies [2]	93,887	3,879,411
FEI Company	35,500	1,899,250
FLIR Systems	143,900	2,874,402
IPG Photonics [1,2]	64,786	3,712,238
Littelfuse	45,000	2,544,300
National Instruments	193,200	4,862,844
Plexus Corporation [2]	113,400	3,434,886
Rofin-Sinar Technologies [2]	137,500	2,712,875

		35,144,416

IT Services - 1.2%
Sapient Corporation [2]	357,900	3,815,214

Office Electronics - 0.8%
Zebra Technologies Cl. A [2]	72,100	2,706,634

Semiconductors & Semiconductor Equipment - 2.9%
Cabot Microelectronics	81,700	2,870,938
Cymer [2]	40,000	2,042,400
Diodes [2]	125,000	2,126,250
International Rectifier [1,2]	123,000	2,052,870

		9,092,458

Software - 2.2%
ANSYS [2]	70,000	5,138,000
Blackbaud	78,900	1,887,288

		7,025,288

Total		63,526,989

Materials – 10.1%
Chemicals - 1.4%
Intrepid Potash [2]	203,500	4,371,180

Containers & Packaging - 1.3%
Greif Cl. A	95,300	4,210,354

Metals & Mining - 7.4%
Fresnillo	156,500	4,682,829
Major Drilling Group International	340,500	3,477,388
Randgold Resources ADR	12,500	1,537,500
Reliance Steel & Aluminum	126,900	6,643,215
Schnitzer Steel Industries Cl. A	57,600	1,621,440
Sims Metal Management ADR	331,617	3,283,008
Steel Dynamics	208,500	2,341,455

		23,586,835

Total		32,168,369

Miscellaneous[5] – 3.0%
Total		9,466,470

TOTAL COMMON STOCKS
(Cost $262,574,875)		314,971,528

REPURCHASE AGREEMENT – 1.0%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $3,028,030 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at
$3,091,550)
(Cost $3,028,000)		3,028,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.6%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0161%)
(Cost $1,942,529)		1,942,529

TOTAL INVESTMENTS – 101.0%
(Cost $267,545,404)		319,942,057

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.0)%		(3,119,186)

NET ASSETS – 100.0%		$316,822,871

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP DISCOVERY FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.3%

Consumer Discretionary – 14.3%
Auto Components - 3.0%
China XD Plastics [2]	12,500	$47,375
Standard Motor Products	4,800	88,416

		135,791

Diversified Consumer Services - 3.2%
Capella Education [2]	1,800	63,108
Corinthian Colleges [2]	17,800	42,364
Universal Technical Institute	2,900	39,730

		145,202

Hotels, Restaurants & Leisure - 1.0%
Ruby Tuesday [2]	6,100	44,225

Internet & Catalog Retail - 0.2%
NutriSystem	1,100	11,583

Leisure Equipment & Products - 1.2%
Arctic Cat [2]	1,300	53,898

Media - 1.6%
Scholastic Corporation	2,300	73,094

Specialty Retail - 3.3%
Shoe Carnival	1,750	41,177
Stage Stores	900	18,954
Stein Mart [2]	5,100	43,401
Wet Seal (The) Cl. A [2]	14,400	45,360

		148,892

Textiles, Apparel & Luxury Goods - 0.8%
True Religion Apparel	1,800	38,394

Total		651,079

Energy – 4.7%
Energy Equipment & Services - 0.7%
Matrix Service [2]	3,300	34,881

Oil, Gas & Consumable Fuels - 4.0%
EPL Oil & Gas [2]	1,900	38,551
TransGlobe Energy [2]	3,500	38,010
VAALCO Energy [2]	7,200	61,560
Warren Resources [2]	14,000	42,560

		180,681

Total		215,562

Financials – 5.5%
Insurance - 5.5%
American Safety Insurance Holdings [2]	2,800	52,332
Infinity Property & Casualty	700	42,273
Maiden Holdings	5,000	44,450
Meadowbrook Insurance Group	8,100	62,289
Navigators Group [2]	1,000	49,225

Total		250,569

Health Care – 9.0%
Health Care Equipment & Supplies - 4.2%
Atrion Corporation	150	33,225
ICU Medical [2]	800	48,384
Invacare Corporation	3,300	46,662
Young Innovations	1,600	62,560

		190,831

Health Care Providers & Services - 1.5%
Almost Family [2]	1,100	23,408
National HealthCare	1,000	47,740

		71,148

Pharmaceuticals - 3.3%
Hi-Tech Pharmacal [2]	2,460	81,451
Obagi Medical Products [2]	2,500	31,025
SciClone Pharmaceuticals [2]	6,700	37,185

		149,661

Total		411,640

Industrials – 17.7%
Aerospace & Defense - 2.0%
AeroVironment [2]	2,000	46,940
National Presto Industries	600	43,728

		90,668

Commercial Services & Supplies - 2.0%
Intersections	3,200	33,728
Sykes Enterprises [2]	4,300	57,792

		91,520

Construction & Engineering - 2.7%
Baker (Michael) [2]	1,400	33,404
Comfort Systems USA	2,800	30,604
MYR Group [2]	2,900	57,855

		121,863

Electrical Equipment - 2.0%
Fushi Copperweld [2]	3,500	31,815
Global Power Equipment Group	2,200	40,678
Preformed Line Products	300	16,293

		88,786

Industrial Conglomerates - 2.1%
Standex International	2,200	97,790

Machinery - 3.5%
Alamo Group	1,600	54,048
Foster (L.B.) Company	1,150	37,191
Miller Industries	4,320	69,336

		160,575

Professional Services - 3.4%
ICF International [2]	900	18,090
Korn/Ferry International [2]	4,700	72,051
TrueBlue [2]	4,000	62,880

		153,021

Total		804,223

Information Technology – 25.3%
Communications Equipment - 5.6%
Bel Fuse Cl. B	1,000	18,680
Comtech Telecommunications	1,900	52,516
Globecomm Systems [2]	5,900	65,785
Oplink Communications [2]	3,644	60,272
TESSCO Technologies	2,800	59,276

		256,529

Computers & Peripherals - 2.8%
STEC [2]	3,000	20,250
Super Micro Computer [2]	5,800	69,774
Xyratex	4,000	36,800

		126,824

Electronic Equipment, Instruments & Components - 2.8%
Fabrinet [2]	2,500	28,975
Multi-Fineline Electronix [2]	1,650	37,207
PC Connection	5,100	58,701

		124,883

Internet Software & Services - 1.6%
Digital River [2]	3,300	54,978
United Online	3,300	18,216

		73,194

IT Services - 3.6%
Computer Task Group [2]	6,300	101,934
Dynamics Research [2]	3,200	21,920
TeleTech Holdings [2]	2,200	37,510

		161,364

Semiconductors & Semiconductor Equipment - 5.0%
Amtech Systems [2]	5,900	19,352
Cabot Microelectronics	1,500	52,710
Integrated Silicon Solution [2]	2,900	26,854
IXYS Corporation [2]	6,600	65,472
Kulicke & Soffa Industries [2]	6,000	62,400

		226,788

Software - 3.9%
Actuate Corporation [2]	5,900	41,477
American Software Cl. A	9,700	79,152
ePlus [2]	1,500	58,830

		179,459

Total		1,149,041

Materials – 13.6%
Chemicals - 4.7%
FutureFuel Corporation	5,500	66,605
KMG Chemicals	3,100	57,350
Schulman (A.)	2,200	52,404
Stepan Company	400	38,448

		214,807

Metals & Mining - 7.6%
Aurizon Mines [2]	10,000	52,600
Endeavour Silver [2]	3,900	38,922
Haynes International	1,100	57,365
Horsehead Holding Corporation [2]	3,912	36,538
Materion Corporation	3,200	76,160
Revett Minerals [2]	5,400	19,224
Richmont Mines [2]	7,100	33,796
Taseko Mines [2]	8,700	29,058

		343,663

Paper & Forest Products - 1.3%
Glatfelter	3,400	60,554

Total		619,024

Miscellaneous[5] – 3.2%
Total		145,714

TOTAL COMMON STOCKS
(Cost $4,151,159)		4,246,852

REPURCHASE AGREEMENT – 8.0%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $363,004 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at $371,388)
(Cost $363,000)		363,000

TOTAL INVESTMENTS – 101.3%
(Cost $4,514,159)		4,609,852

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.3)%		(60,514)

NET ASSETS – 100.0%		$4,549,338

SCHEDULES OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.5%

Capital Markets - 61.5%
Affiliated Managers Group [2]	1,500	$184,500
AGF Management Cl. B	9,600	109,759
AllianceBernstein Holding L.P.	23,300	359,053
Apollo Global Management LLC Cl. A	22,000	322,520
Artio Global Investors Cl. A	25,000	74,500
Ashmore Group	70,000	384,887
Banque Privee Edmond de Rothschild	3	53,445
Blackstone Group L.P.	5,000	71,400
Citadel Capital [2]	150,000	111,945
Coronation Fund Managers	62,000	230,926
Cowen Group [2]	83,000	224,100
Daewoo Securities	3,800	43,593
Diamond Hill Investment Group	2,500	191,700
Egyptian Financial Group-Hermes Holding Company [2]	31,875	62,947
Federated Investors Cl. B	11,900	246,211
Financial Engines [2]	6,800	162,044
GMP Capital	6,000	35,581
Invesco	13,800	344,862
Investec	8,500	52,487
IOOF Holdings	11,528	68,639
Jefferies Group	21,100	288,859
Jupiter Fund Management	105,000	413,203
KBW	4,500	74,115
KKR & Co. L.P.	18,300	276,513
Lazard Cl. A	11,300	330,299
Manning & Napier	17,800	216,982
MVC Capital	3,800	48,640
Northern Trust	8,400	389,886
Oaktree Capital Group LLC	6,100	250,100
Och-Ziff Capital Management Group LLC Cl. A	15,300	147,798
Oppenheimer Holdings Cl. A	11,500	183,425
Partners Group Holding	1,000	208,081
Raymond James Financial	5,100	186,915
Reinet Investments [2]	5,500	102,483
Samsung Securities	1,791	84,440
SEI Investments	18,400	394,680
SHUAA Capital [2]	580,000	94,745
Sprott	70,500	339,914
State Street	7,500	314,700
Stifel Financial [2]	6,073	204,053
T. Rowe Price Group	3,500	221,550
TD AMERITRADE Holding Corporation	15,500	238,235
Tokai Tokyo Financial Holdings	9,400	31,438
U.S. Global Investors Cl. A	51,100	312,732
UOB-Kay Hian Holdings	95,000	126,956
Value Partners Group	430,000	210,174
Vontobel Holding	3,000	75,439
Waddell & Reed Financial Cl. A	5,900	193,343
Westwood Holdings Group	5,300	206,753
WisdomTree Investments [2]	48,000	321,600

Total		9,823,150

Closed-End Funds - 1.0%
RIT Capital Partners	8,500	155,788

Total		155,788

Commercial Banks - 3.5%
BLOM Bank GDR	8,000	63,600
BOK Financial	4,600	271,860
Fauquier Bankshares	2,400	30,504
First Republic Bank	5,600	192,976

Total		558,940

Consumer Finance - 3.7%
Credit Acceptance [2]	848	72,512
Regional Management [2]	18,200	313,950
World Acceptance [2]	3,000	202,350

Total		588,812

Diversified Financial Services - 7.0%
Bolsas y Mercados Espanoles	4,000	84,119
Hellenic Exchanges	36,000	162,379
Interactive Brokers Group	25,624	359,249
MSCI Cl. A [2]	2,800	100,212
RHJ International [2]	10,000	49,860
Singapore Exchange	25,000	142,601
Warsaw Stock Exchange	19,000	217,065

Total		1,115,485

Insurance - 10.2%
Brown & Brown	2,600	67,782
E-L Financial	400	168,854
First American Financial	10,000	216,700
Greenlight Capital Re Cl. A [2]	9,000	222,750
Marsh & McLennan	7,400	251,082
Platinum Underwriters Holdings	5,500	224,785
RLI	1,100	73,326
State Auto Financial	11,000	180,290
Willis Group Holdings	6,100	225,212

Total		1,630,781

IT Services - 3.3%
MasterCard Cl. A	700	316,036
Vantiv Cl. A [2]	10,000	215,500

Total		531,536

Media - 1.8%
Morningstar	4,600	288,144

Total		288,144

Professional Services - 1.7%
Verisk Analytics Cl. A [2]	5,600	266,616

Total		266,616

Real Estate Management & Development - 1.7%
Kennedy-Wilson Holdings	19,676	274,874

Total		274,874

Software - 2.1%
Fair Isaac	7,400	327,524

Total		327,524

Trading Companies & Distributors - 2.0%
Air Lease Cl. A [2]	15,700	320,280

Total		320,280

TOTAL COMMON STOCKS
(Cost $14,993,117)		15,881,930

REPURCHASE AGREEMENT – 1.1%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $176,002 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at $180,675)
(Cost $176,000)		176,000

TOTAL INVESTMENTS – 100.6%
(Cost $15,169,117)		16,057,930

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.6)%		(88,883)

NET ASSETS – 100.0%		$15,969,047

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.2%

Consumer Discretionary – 11.7%
Auto Components - 0.6%
Autoliv	33,300	$2,063,601
Tianneng Power International	324,000	197,224
Xinyi Glass Holdings	130,000	60,523

		2,321,348

Automobiles - 0.0%
Thor Industries	4,000	145,280

Distributors - 0.1%
Weyco Group	11,600	282,460

Diversified Consumer Services - 0.7%
Benesse Holdings	4,000	193,747
Regis Corporation	127,800	2,348,964

		2,542,711

Hotels, Restaurants & Leisure - 0.2%
Abu Dhabi National Hotels	642,000	305,881
International Speedway Cl. A	13,877	393,690

		699,571

Household Durables - 1.2%
Ethan Allen Interiors	49,000	1,074,080
Harman International Industries	54,400	2,511,104
Hunter Douglas	24,000	905,189

		4,490,373

Internet & Catalog Retail - 0.2%
PetMed Express	56,000	562,240

Media - 0.5%
Value Line	169,000	1,649,440
World Wrestling Entertainment Cl. A	41,631	335,130

		1,984,570

Specialty Retail - 7.0%
American Eagle Outfitters	118,600	2,500,088
Ascena Retail Group [2]	213,084	4,570,652
Buckle (The)	91,801	4,170,519
Cato Corporation (The) Cl. A	40,310	1,197,610
Fielmann	3,200	296,857
GameStop Corporation Cl. A	135,400	2,843,400
Guess?	112,800	2,867,376
Jos. A. Bank Clothiers [2]	74,235	3,598,913
Lewis Group	41,000	352,266
Tiffany & Co.	40,500	2,506,140
USS	7,000	740,005
Williams-Sonoma	5,100	224,247

		25,868,073

Textiles, Apparel & Luxury Goods - 1.2%
Barry (R.G.)	12,375	182,408
Marimekko	22,500	408,549
Pandora	240,000	3,268,120
Stella International Holdings	314,000	770,214

		4,629,291

Total		43,525,917

Consumer Staples – 2.4%
Food & Staples Retailing - 0.8%
FamilyMart	15,850	779,908
Village Super Market Cl. A	58,569	2,152,996

		2,932,904

Food Products - 1.0%
Hormel Foods	64,776	1,894,050
Industrias Bachoco ADR	6,100	146,400
J&J Snack Foods	10,300	590,499
Lancaster Colony	5,600	410,200
Lindt & Spruengli	4	144,391
Sanderson Farms	1,300	57,681
Super Group	346,000	617,455

		3,860,676

Personal Products - 0.6%
Inter Parfums	30,719	562,158
Nu Skin Enterprises Cl. A	40,245	1,562,713

		2,124,871

Total		8,918,451

Energy – 4.0%
Energy Equipment & Services - 3.4%
Ensco Cl. A	44,600	2,433,376
Ensign Energy Services	25,300	388,597
Helmerich & Payne	103,854	4,944,489
Lufkin Industries	7,400	398,268
Oil States International [2]	40,100	3,186,346
TGS-NOPEC Geophysical	18,500	603,545
Tidewater	12,600	611,478

		12,566,099

Oil, Gas & Consumable Fuels - 0.6%
Cimarex Energy	9,200	538,660
Energen Corporation	12,450	652,505
Golar LNG	10,700	412,913
Natural Resource Partners L.P.	37,500	777,375

		2,381,453

Total		14,947,552

Financials – 31.9%
Capital Markets - 17.7%
Affiliated Managers Group [2]	19,800	2,435,400
AGF Management Cl. B	144,400	1,650,957
AllianceBernstein Holding L.P.	242,600	3,738,466
Apollo Global Management LLC Cl. A	204,800	3,002,368
Artio Global Investors Cl. A	216,200	644,276
Ashmore Group	406,000	2,232,347
Close Brothers Group	18,000	242,268
Coronation Fund Managers	760,000	2,830,710
Egyptian Financial Group-Hermes Holding Company [2]	132,500	261,664
Epoch Holding Corporation	51,800	1,196,580
Federated Investors Cl. B	205,700	4,255,933
Fortress Investment Group LLC Cl. A	50,000	221,000
Gluskin Sheff + Associates	32,200	479,184
Invesco	148,200	3,703,518
Investec	80,000	494,000
Jefferies Group	135,000	1,848,150
Jupiter Fund Management	550,000	2,164,396
KKR & Co. L.P.	293,200	4,430,252
Lazard Cl. A	134,600	3,934,358
Manning & Napier	347,500	4,236,025
Och-Ziff Capital Management Group LLC Cl. A	108,100	1,044,246
Oppenheimer Holdings Cl. A	121,512	1,938,116
Partners Group Holding	500	104,040
Raymond James Financial	7,800	285,870
SEI Investments	245,700	5,270,265
Sprott	420,000	2,025,023
T. Rowe Price Group	42,000	2,658,600
U.S. Global Investors Cl. A	529,600	3,241,152
Value Partners Group	1,225,000	598,752
VZ Holding	8,300	953,993
Waddell & Reed Financial Cl. A	67,510	2,212,303
Westwood Holdings Group	41,173	1,606,159

		65,940,371

Commercial Banks - 2.3%
Ames National	16,649	346,965
Bank of Hawaii	55,900	2,550,158
BLOM Bank GDR	63,000	500,850
BOK Financial	30,400	1,796,640
City Holding Company	52,165	1,869,593
First Republic Bank	43,100	1,485,226
National Bankshares	1,508	50,066

		8,599,498

Diversified Financial Services - 1.8%
Bolsa Mexicana de Valores	674,900	1,396,806
Hellenic Exchanges	158,000	712,663
KKR Financial Holdings LLC	228,350	2,294,917
Singapore Exchange	140,000	798,566
Warsaw Stock Exchange	115,000	1,313,814

		6,516,766

Insurance - 7.8%
Allied World Assurance Company Holdings	33,098	2,556,820
Alterra Capital Holdings	26,020	622,919
Aspen Insurance Holdings	38,524	1,174,597
Berkley (W.R.)	60,500	2,268,145
Brown & Brown	13,400	349,338
Cincinnati Financial	46,700	1,769,463
Erie Indemnity Cl. A	24,200	1,555,334
Fidelity National Financial	20,000	427,800
First American Financial	148,300	3,213,661
HCC Insurance Holdings	29,000	982,810
Marsh & McLennan	85,900	2,914,587
Montpelier Re Holdings	28,930	640,221
PartnerRe	27,206	2,020,862
Reinsurance Group of America	72,142	4,174,857
United Fire Group	11,900	298,928
Willis Group Holdings	110,700	4,087,044

		29,057,386

Real Estate Investment Trusts (REITs) - 1.3%
CommonWealth REIT	6,250	91,000
Cousins Properties	40,010	317,679
DCT Industrial Trust	98,400	636,648
Essex Property Trust	8,000	1,185,920
Lexington Realty Trust	58,706	567,100
National Health Investors	38,700	1,990,728
Summit Hotel Properties	25,000	213,500

		5,002,575

Real Estate Management & Development - 0.4%
Kennedy-Wilson Holdings	98,600	1,377,442

Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial	27,000	322,920
Genworth MI Canada	54,518	1,156,796
TrustCo Bank Corp NY	146,710	839,181

		2,318,897

Total		118,812,935

Health Care – 4.7%
Health Care Equipment & Supplies - 0.8%
Atrion Corporation	13,200	2,923,800
Carl Zeiss Meditec	9,500	243,122

		3,166,922

Health Care Providers & Services - 3.4%
Chemed Corporation	59,954	4,154,212
Landauer	41,100	2,454,492
MEDNAX [2]	37,600	2,799,320
OdontoPrev	38,400	214,991
Owens & Minor	101,500	3,032,820

		12,655,835

Pharmaceuticals - 0.5%
Adcock Ingram Holdings	48,900	348,933
Hikma Pharmaceuticals	11,000	129,047
Recordati	57,500	408,614
Santen Pharmaceutical	18,100	832,637

		1,719,231

Total		17,541,988

Industrials – 23.2%
Aerospace & Defense - 1.8%
American Science & Engineering	49,545	3,250,648
Cubic Corporation	52,821	2,644,219
HEICO Corporation Cl. A	28,906	881,922

		6,776,789

Air Freight & Logistics - 0.8%
Forward Air	88,000	2,676,080
UTi Worldwide	16,700	224,949

		2,901,029

Building Products - 1.3%
AAON	78,350	1,542,711
Geberit	1,000	217,438
Insteel Industries	72,000	844,560
Simpson Manufacturing	57,600	1,648,512
TOTO	74,000	544,285
WaterFurnace Renewable Energy	6,000	102,350

		4,899,856

Commercial Services & Supplies - 2.0%
Brink’s Company (The)	144,100	3,701,929
CompX International Cl. A	25,800	391,644
Interface Cl. A	8,000	105,680
Mine Safety Appliances	35,000	1,304,450
Ritchie Bros. Auctioneers	48,900	940,347
Societe BIC	6,600	797,414
US Ecology	7,700	166,166

		7,407,630

Construction & Engineering - 0.8%
Jacobs Engineering Group [2]	12,000	485,160
KBR	75,000	2,236,500
Raubex Group	135,000	244,924

		2,966,584

Electrical Equipment - 2.8%
AZZ	107,400	4,079,052
Brady Corporation Cl. A	54,300	1,589,904
Franklin Electric	6,000	362,940
Hubbell Cl. B	36,700	2,963,158
Preformed Line Products	13,100	711,461
Regal-Beloit	11,400	803,472

		10,509,987

Industrial Conglomerates - 0.2%
Raven Industries	19,200	565,056

Machinery - 9.6%
CLARCOR	45,300	2,021,739
Donaldson Company	80,800	2,804,568
Flowserve Corporation	7,900	1,009,146
Foster (L.B.) Company	110,500	3,573,570
Gardner Denver	16,000	966,560
Graco	64,000	3,217,920
Kaydon Corporation	83,200	1,858,688
Kennametal	157,708	5,847,813
Lincoln Electric Holdings	59,300	2,315,665
Lindsay Corporation	32,800	2,360,616
Nordson Corporation	15,400	902,748
Pall Corporation	9,900	628,551
Pfeiffer Vacuum Technology	13,500	1,441,806
Rational	1,000	250,649
Semperit AG Holding	5,000	195,328
Spirax-Sarco Engineering	36,500	1,232,439
Tennant Company	18,400	787,888
Valmont Industries	33,900	4,457,850

		35,873,544

Professional Services - 1.6%
Corporate Executive Board	3,900	209,157
Kelly Services Cl. A	39,200	493,920
ManpowerGroup	72,800	2,679,040
Michael Page International	36,000	206,836
Towers Watson & Company Cl. A	46,100	2,445,605

		6,034,558

Road & Rail - 1.0%
Arkansas Best	49,600	392,832
Landstar System	66,300	3,134,664

		3,527,496

Trading Companies & Distributors - 1.1%
Applied Industrial Technologies	88,306	3,658,517
Houston Wire & Cable	37,700	405,652

		4,064,169

Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Centro Norte ADR	14,600	261,340
Grupo Aeroportuario del Pacifico ADR	11,500	497,950

		759,290

Total		86,285,988

Information Technology – 8.0%
Communications Equipment - 0.6%
ADTRAN	3,300	57,024
Plantronics	54,608	1,929,301
Tellabs	84,500	299,130

		2,285,455

Computers & Peripherals - 0.1%
Diebold	13,800	465,198

Electronic Equipment, Instruments & Components - 6.1%
Amphenol Corporation Cl. A	47,100	2,773,248
AVX Corporation	142,300	1,364,657
Cognex Corporation	102,700	3,551,366
Domino Printing Sciences	36,000	321,765
Electro Rent	15,900	281,271
FLIR Systems	53,200	1,062,670
Littelfuse	48,402	2,736,649
Mesa Laboratories	3,122	151,042
Molex	91,000	2,391,480
Molex Cl. A	67,126	1,457,977
MTS Systems	50,293	2,693,190
National Instruments	116,300	2,927,271
Vaisala Cl. A	41,000	840,358

		22,552,944

IT Services - 0.7%
CoreLogic [2]	9,300	246,729
Jack Henry & Associates	32,300	1,224,170
ManTech International Cl. A	45,736	1,097,664

		2,568,563

Semiconductors & Semiconductor Equipment - 0.5%
Aixtron ADR	15,000	198,300
Teradyne [2]	114,200	1,623,924

		1,822,224

Total		29,694,384

Materials – 8.3%
Chemicals - 2.9%
Balchem Corporation	50,150	1,842,010
Cabot Corporation	18,000	658,260
International Flavors & Fragrances	27,100	1,614,618
Quaker Chemical	72,000	3,360,240
Stepan Company	30,300	2,912,436
Victrex	7,500	160,107
Westlake Chemical	4,300	314,158

		10,861,829

Containers & Packaging - 1.8%
AptarGroup	52,400	2,709,604
Greif Cl. A	84,800	3,746,464

		6,456,068

Metals & Mining - 3.6%
Allegheny Technologies	13,000	414,700
Commercial Metals	18,700	246,840
Compass Minerals International	26,100	1,946,799
Fresnillo	81,800	2,447,638
Gold Fields ADR	207,200	2,662,520
Kingsgate Consolidated	33,000	206,755
Major Drilling Group International	88,000	898,708
Reliance Steel & Aluminum	16,000	837,600
Schnitzer Steel Industries Cl. A	12,400	349,060
Sims Metal Management ADR	96,000	950,400
Steel Dynamics	21,000	235,830
Worthington Industries	103,800	2,248,308

		13,445,158

Paper & Forest Products - 0.0%
China Forestry Holdings [6]	920,000	69,409

Total		30,832,464

Telecommunication Services – 0.0%
Diversified Telecommunication Services - 0.0%
Citic Telecom International Holdings	551,000	108,011

Total		108,011

Utilities – 0.1%
Electric Utilities - 0.1%
Northeast Utilities	4,100	156,743

Total		156,743

Miscellaneous[5] – 4.9%
Total		18,281,576

TOTAL COMMON STOCKS
(Cost $339,024,813)		369,106,009

REPURCHASE AGREEMENT – 1.1%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $4,125,041 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at
$4,210,731)
(Cost $4,125,000)		4,125,000

TOTAL INVESTMENTS – 100.3%
(Cost $343,149,813)		373,231,009

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(1,138,928)

NET ASSETS – 100.0%		$372,092,081

SCHEDULES OF INVESTMENTS
ROYCE SMID-CAP VALUE FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 89.5%

Consumer Discretionary – 9.1%
Auto Components - 1.8%
Autoliv	2,900	$179,713

Automobiles - 1.0%
Thor Industries	2,900	105,328

Household Durables - 2.9%
Garmin	7,000	292,180

Specialty Retail - 2.6%
Ascena Retail Group [2]	12,200	261,690

Textiles, Apparel & Luxury Goods - 0.8%
Gildan Activewear	2,400	76,032

Total		914,943

Consumer Staples – 0.7%
Food Products - 0.7%
Sanderson Farms	1,700	75,429

Total		75,429

Energy – 11.9%
Energy Equipment & Services - 11.9%
C&J Energy Services [2]	16,500	328,350
Helmerich & Payne	6,300	299,943
Pason Systems	12,000	200,305
Trican Well Service	22,200	288,819
Unit Corporation [2]	1,900	78,850

Total		1,196,267

Financials – 11.5%
Capital Markets - 9.8%
Affiliated Managers Group [2]	1,800	221,400
Ashmore Group	51,600	283,717
Partners Group Holding	500	104,041
Sprott	39,700	191,413
Value Partners Group	384,000	187,690

		988,261

Real Estate Management & Development - 1.7%
Jones Lang LaSalle	1,630	124,450
Kennedy-Wilson Holdings	3,600	50,292

		174,742

Total		1,163,003

Health Care – 5.2%
Biotechnology - 2.8%
Myriad Genetics [2]	10,400	280,696

Health Care Providers & Services - 2.4%
Schein (Henry) [2]	3,100	245,737

Total		526,433

Industrials – 14.2%
Construction & Engineering - 2.7%
Jacobs Engineering Group [2]	6,700	270,881

Electrical Equipment - 0.5%
Hubbell Cl. B	600	48,444

Machinery - 9.4%
Gardner Denver	1,600	96,656
Kennametal	6,100	226,188
Semperit AG Holding	9,500	371,122
Valmont Industries	1,925	253,138

		947,104

Marine - 0.7%
Kirby Corporation [2]	1,300	71,864

Professional Services - 0.9%
Towers Watson & Company Cl. A	1,800	95,490

Total		1,433,783

Information Technology – 13.8%
Computers & Peripherals - 2.9%
SanDisk Corporation [2]	3,700	160,691
Western Digital	3,500	135,555

		296,246

Electronic Equipment, Instruments & Components - 0.7%
AVX Corporation	7,100	68,089

Semiconductors & Semiconductor Equipment - 8.7%
Analog Devices	8,500	333,115
International Rectifier [2]	12,142	202,650
Lam Research [2]	2,800	88,998
Teradyne [2]	17,950	255,249

		880,012

Software - 1.5%
SimCorp	700	149,496

Total		1,393,843

Materials – 23.1%
Chemicals - 5.3%
Cabot Corporation	3,400	124,338
LSB Industries [2]	2,100	92,127
Westlake Chemical	4,300	314,158

		530,623

Metals & Mining - 16.7%
Allied Nevada Gold [2]	5,600	218,736
Globe Specialty Metals	25,100	382,022
Hochschild Mining	21,300	167,161
Kirkland Lake Gold [2]	8,500	103,062
Pan American Silver	14,700	315,315
Pretium Resources [2]	11,800	153,754
Reliance Steel & Aluminum	5,500	287,925
Schnitzer Steel Industries Cl. A	1,900	53,485

		1,681,460

Paper & Forest Products - 1.1%
Stella-Jones	1,925	116,506

Total		2,328,589

TOTAL COMMON STOCKS
(Cost $9,298,985)		9,032,290

REPURCHASE AGREEMENT – 10.3%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $1,040,010 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at
$1,063,975)
(Cost $1,040,000)		1,040,000

TOTAL INVESTMENTS – 99.8%
(Cost $10,338,985)		10,072,290

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.2%		21,187

NET ASSETS – 100.0%		$10,093,477

SCHEDULES OF INVESTMENTS
ROYCE FOCUS VALUE FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.3%

Consumer Discretionary – 4.7%
Automobiles - 1.2%
Thor Industries	3,000	$108,960

Specialty Retail - 3.5%
Buckle (The)	3,500	159,005
GameStop Corporation Cl. A	8,000	168,000

		327,005

Total		435,965

Consumer Staples – 4.4%
Food Products - 3.3%
Cal-Maine Foods	2,500	112,350
Industrias Bachoco ADR	4,500	108,000
Sanderson Farms	2,000	88,740

		309,090

Personal Products - 1.1%
Nu Skin Enterprises Cl. A	2,500	97,075

Total		406,165

Energy – 13.4%
Energy Equipment & Services - 8.5%
C&J Energy Services [2]	7,000	139,300
Helmerich & Payne	4,500	214,245
Pason Systems	10,000	166,921
Trican Well Service	14,000	182,138
Unit Corporation [2]	2,000	83,000

		785,604

Oil, Gas & Consumable Fuels - 4.9%
Africa Oil [2]	13,000	128,135
Exxon Mobil	3,500	320,075

		448,210

Total		1,233,814

Financials – 16.4%
Capital Markets - 10.9%
Affiliated Managers Group [2]	1,000	123,000
Ashmore Group	30,000	164,952
Franklin Resources	2,500	312,675
Partners Group Holding	700	145,656
Sprott	25,000	120,537
Value Partners Group	300,000	146,633

		1,013,453

Insurance - 3.8%
Berkshire Hathaway Cl. B [2]	4,000	352,800

Real Estate Management & Development - 1.7%
Kennedy-Wilson Holdings	11,000	153,670

Total		1,519,923

Health Care – 2.5%
Biotechnology - 2.5%
Myriad Genetics [2]	8,600	232,114

Total		232,114

Industrials – 3.6%
Construction & Engineering - 1.8%
Jacobs Engineering Group [2]	4,000	161,720

Road & Rail - 1.8%
Patriot Transportation Holding [2]	6,000	167,280

Total		329,000

Information Technology – 21.6%
Computers & Peripherals - 7.4%
Apple	400	266,904
SanDisk Corporation [2]	3,000	130,290
Western Digital	7,500	290,475

		687,669

Semiconductors & Semiconductor Equipment - 9.8%
Aixtron ADR	7,000	92,540
Analog Devices	8,500	333,115
MKS Instruments	8,000	203,920
Teradyne [2]	12,000	170,640
Veeco Instruments [2]	3,500	105,070

		905,285

Software - 4.4%
Microsoft Corporation	10,000	297,800
SimCorp	500	106,783

		404,583

Total		1,997,537

Materials – 27.7%
Chemicals - 5.5%
LSB Industries [2]	5,000	219,350
Mosaic Company (The)	5,000	288,050

		507,400

Metals & Mining - 22.2%
Allied Nevada Gold [2]	7,500	292,950
Fresnillo	4,000	119,689
Globe Specialty Metals	11,700	178,074
Horsehead Holding Corporation [2]	10,000	93,400
Kirkland Lake Gold [2]	7,000	84,874
Major Drilling Group International	12,500	127,658
Newmont Mining	4,500	252,045
Nucor Corporation	3,000	114,780
Pan American Silver	12,000	257,400
Pretium Resources [2]	12,000	156,360
Reliance Steel & Aluminum	4,000	209,400
Schnitzer Steel Industries Cl. A	4,000	112,600
Seabridge Gold [2]	3,000	58,200

		2,057,430

Total		2,564,830

TOTAL COMMON STOCKS
(Cost $7,460,936)		8,719,348

FIXED INCOME – 1.2%
Government Bonds – 1.2%
ProShares UltraShort 20+ Year Treasury [2]	7,000	109,130

TOTAL FIXED INCOME
(Cost $185,658)		109,130

REPURCHASE AGREEMENT – 4.6%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $429,004 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at $441,650)
(Cost $429,000)		429,000

TOTAL INVESTMENTS – 100.1%
(Cost $8,075,594)		9,257,478

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(9,005)

NET ASSETS – 100.0%		$9,248,473

SCHEDULES OF INVESTMENTS
ROYCE PARTNERS FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.3%

Consumer Discretionary – 6.4%
Household Durables - 2.9%
Hunter Douglas	400	$15,086
NVR [2]	50	42,225

		57,311

Media - 1.9%
Morningstar	600	37,584

Specialty Retail - 1.6%
Tiffany & Co.	500	30,940

Total		125,835

Energy – 2.7%
Energy Equipment & Services - 2.7%
Ensco Cl. A	500	27,280
Schlumberger	360	26,039

Total		53,319

Financials – 33.5%
Capital Markets - 24.9%
AllianceBernstein Holding L.P.	4,000	61,640
Artio Global Investors Cl. A	1,400	4,172
Ashmore Group	8,000	43,987
Bank of New York Mellon (The)	1,700	38,454
Citadel Capital [2]	16,000	11,941
Coronation Fund Managers	5,300	19,741
Egyptian Financial Group-Hermes Holding Company [2]	4,375	8,640
Jupiter Fund Management	8,800	34,630
KKR & Co. L.P.	1,300	19,643
Northern Trust	1,000	46,415
SEI Investments	2,000	42,900
SHUAA Capital [2]	100,000	16,335
State Street	1,100	46,156
Value Partners Group	110,000	53,766
WisdomTree Investments [2]	5,600	37,520

		485,940

Diversified Financial Services - 2.9%
Moody’s Corporation	1,300	57,421

Insurance - 4.1%
E-L Financial	60	25,328
Marsh & McLennan	1,600	54,288

		79,616

Real Estate Management & Development - 1.6%
Jones Lang LaSalle	400	30,540

Total		653,517

Health Care – 2.0%
Biotechnology - 1.5%
Myriad Genetics [2]	1,100	29,689

Pharmaceuticals - 0.5%
Adcock Ingram Holdings	1,300	9,276

Total		38,965

Industrials – 27.8%
Air Freight & Logistics - 0.9%
Expeditors International of Washington	500	18,180

Commercial Services & Supplies - 2.3%
Brink’s Company (The)	1,100	28,259
Ritchie Bros. Auctioneers	900	17,307

		45,566

Construction & Engineering - 3.5%
EMCOR Group	800	22,832
Fluor Corporation	800	45,024

		67,856

Electrical Equipment - 0.9%
GrafTech International [2]	2,050	18,430

Machinery - 7.3%
Foster (L.B.) Company	800	25,872
Graco	1,000	50,280
Spirax-Sarco Engineering	800	27,012
Valmont Industries	300	39,450

		142,614

Professional Services - 8.0%
Advisory Board (The) [2]	1,000	47,830
ManpowerGroup	700	25,760
Towers Watson & Company Cl. A	700	37,135
Verisk Analytics Cl. A [2]	970	46,182

		156,907

Road & Rail - 3.7%
Landstar System	800	37,824
Patriot Transportation Holding [2]	1,200	33,456

		71,280

Trading Companies & Distributors - 1.2%
Air Lease Cl. A [2]	1,100	22,440

Total		543,273

Information Technology – 13.0%
Electronic Equipment, Instruments & Components - 4.0%
Amphenol Corporation Cl. A	300	17,664
Anixter International	500	28,730
IPG Photonics [2]	550	31,515

		77,909

IT Services - 5.9%
MasterCard Cl. A	100	45,148
MoneyGram International [2]	2,100	31,374
Western Union	2,100	38,262

		114,784

Office Electronics - 2.1%
Zebra Technologies Cl. A [2]	1,100	41,294

Software - 1.0%
Microsoft Corporation	700	20,846

Total		254,833

Materials – 9.9%
Chemicals - 3.2%
Airgas	400	32,920
Sigma-Aldrich Corporation	400	28,788

		61,708

Containers & Packaging - 4.9%
Greif Cl. A	1,100	48,598
Mayr-Melnhof Karton	500	46,808

		95,406

Metals & Mining - 1.8%
Gold Fields ADR	2,800	35,980

Total		193,094

TOTAL COMMON STOCKS
(Cost $1,713,486)		1,862,836

TOTAL INVESTMENTS – 95.3%
(Cost $1,713,486)		1,862,836

CASH AND OTHER ASSETS
LESS LIABILITIES – 4.7%		91,033

NET ASSETS – 100.0%		$1,953,869

SCHEDULES OF INVESTMENTS
ROYCE MID-CAP FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 48.3%

Consumer Discretionary – 9.4%
Specialty Retail - 6.6%
Ascena Retail Group [2]	4,150	$89,017
Chico’s FAS	6,900	124,959
Staples	14,200	163,584

		377,560

Textiles, Apparel & Luxury Goods - 2.8%
Gildan Activewear	2,200	69,696
Warnaco Group (The) [2]	1,750	90,825

		160,521

Total		538,081

Energy – 5.6%
Energy Equipment & Services - 3.2%
C&J Energy Services [2]	2,000	39,800
Helmerich & Payne	3,000	142,830

		182,630

Oil, Gas & Consumable Fuels - 2.4%
Pioneer Natural Resources Company	675	70,470
Whiting Petroleum [2]	1,450	68,701

		139,171

Total		321,801

Financials – 1.3%
Capital Markets - 1.3%
T. Rowe Price Group	1,150	72,795

Total		72,795

Health Care – 3.0%
Biotechnology - 3.0%
Biogen Idec [2]	500	74,615
Myriad Genetics [2]	3,700	99,863

Total		174,478

Industrials – 3.0%
Machinery - 3.0%
Gardner Denver	2,000	120,820
Kennametal	1,400	51,912

Total		172,732

Information Technology – 13.3%
Computers & Peripherals - 5.4%
SanDisk Corporation [2]	2,850	123,775
Western Digital	4,850	187,841

		311,616

Semiconductors & Semiconductor Equipment - 7.9%
Lam Research [2]	3,000	95,355
LSI Corporation [2]	28,150	194,517
Teradyne [2]	11,500	163,530

		453,402

Total		765,018

Materials – 12.7%
Chemicals - 1.0%
Methanex Corporation	2,000	57,080

Metals & Mining - 11.7%
Agnico-Eagle Mines	1,750	90,790
Alamos Gold	3,400	66,091
Allegheny Technologies	5,600	178,640
Allied Nevada Gold [2]	3,950	154,287
Reliance Steel & Aluminum	3,450	180,607

		670,415

Total		727,495

TOTAL COMMON STOCKS
(Cost $2,669,368)		2,772,400

TOTAL INVESTMENTS – 48.3%
(Cost $2,669,368)		2,772,400

CASH AND OTHER ASSETS
LESS LIABILITIES – 51.7%		2,971,501

NET ASSETS – 100.0%		$5,743,901

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY MULTI-CAP FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.1%

Consumer Discretionary – 27.5%
Distributors - 2.1%
Genuine Parts	32,495	$1,983,170

Leisure Equipment & Products - 3.3%
Mattel	88,325	3,133,771

Media - 3.5%
Scripps Networks Interactive Cl. A	54,600	3,343,158

Multiline Retail - 6.3%
Kohl’s Corporation	60,295	3,088,310
Nordstrom	51,530	2,843,425

		5,931,735

Specialty Retail - 12.3%
Bed Bath & Beyond [2]	48,200	3,036,600
Gap (The)	93,775	3,355,269
Home Depot (The)	16,245	980,711
Limited Brands	33,715	1,660,801
Staples	217,750	2,508,480

		11,541,861

Total		25,933,695

Consumer Staples – 8.2%
Food & Staples Retailing - 3.6%
Walgreen Company	91,250	3,325,150

Food Products - 4.6%
ConAgra Foods	62,200	1,716,098
Hormel Foods	90,055	2,633,208

		4,349,306

Total		7,674,456

Energy – 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Occidental Petroleum	33,240	2,860,634

Total		2,860,634

Health Care – 15.0%
Health Care Equipment & Supplies - 9.1%
C.R. Bard	29,295	3,065,722
Medtronic	66,270	2,857,563
Stryker Corporation	47,805	2,660,826

		8,584,111

Health Care Providers & Services - 2.9%
Quest Diagnostics	42,545	2,698,629

Pharmaceuticals - 3.0%
Johnson & Johnson	41,515	2,860,799

Total		14,143,539

Industrials – 21.5%
Aerospace & Defense - 5.5%
Raytheon Company	45,580	2,605,353
United Technologies	32,550	2,548,339

		5,153,692

Electrical Equipment - 3.4%
Emerson Electric	66,720	3,220,574

Industrial Conglomerates - 2.7%
3M	27,975	2,585,450

Machinery - 9.5%
Cummins	20,365	1,877,857
Dover Corporation	46,020	2,737,730
Illinois Tool Works	38,610	2,296,137
Parker Hannifin	24,225	2,024,725

		8,936,449

Trading Companies & Distributors - 0.4%
Grainger (W.W.)	1,775	369,857

Total		20,266,022

Information Technology – 21.9%
Communications Equipment - 3.0%
Cisco Systems	147,815	2,821,789

Electronic Equipment, Instruments & Components - 5.7%
Avnet [2]	57,525	1,673,402
Molex Cl. A	166,950	3,626,154

		5,299,556

Semiconductors & Semiconductor Equipment - 10.2%
Analog Devices	73,685	2,887,715
Applied Materials	234,085	2,613,559
Intel Corporation	111,200	2,522,016
Texas Instruments	58,000	1,597,900

		9,621,190

Software - 3.0%
Microsoft Corporation	95,650	2,848,457

Total		20,590,992

TOTAL COMMON STOCKS
(Cost $86,304,812)		91,469,338

REPURCHASE AGREEMENT – 2.6%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $2,514,025 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at
$2,564,581)
(Cost $2,514,000)		2,514,000

TOTAL INVESTMENTS – 99.7%
(Cost $88,818,812)		93,983,338

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.3%		244,527

NET ASSETS – 100.0%		$94,227,865

SCHEDULES OF INVESTMENTS
ROYCE EUROPEAN SMALLER-COMPANIES FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.2%

Austria – 5.5%
Mayr-Melnhof Karton	4,000	$374,464
Semperit AG Holding	11,500	449,253

Total		823,717

Belgium – 3.6%
EVS Broadcast Equipment	2,500	138,046
GIMV	4,129	196,056
Sipef	2,500	206,411

Total		540,513

Denmark – 2.2%
H. Lundbeck	3,700	68,751
SimCorp	1,200	256,279

Total		325,030

Finland – 1.9%
Nokian Renkaat	4,000	162,688
Vaisala Cl. A	5,700	116,830

Total		279,518

France – 15.4%
Altamir Amboise	17,500	149,548
Alten	4,000	127,939
Audika Groupe	15,000	182,156
Beneteau	20,000	218,459
bioMerieux	2,000	185,638
Boiron	8,000	243,645
Manutan International	4,500	178,975
Parrot [2]	7,500	236,224
Piscines Desjoyaux	10,000	58,598
Societe Internationale de Plantations d’Heveas	2,000	170,089
Stallergenes	2,000	118,482
Vetoquinol	10,000	307,641
Virbac	600	103,935

Total		2,281,329

Germany – 14.6%
Aixtron	9,000	119,992
Carl Zeiss Meditec	12,000	307,101
Fuchs Petrolub	3,500	209,142
KWS Saat	1,000	266,519
Nemetschek	5,000	215,728
Pfeiffer Vacuum Technology	2,700	288,361
PUMA	900	248,137
Rational	900	225,584
Takkt	23,500	286,887

Total		2,167,451

Greece – 1.5%
Hellenic Exchanges	25,000	112,763
JUMBO	20,000	110,514

Total		223,277

Italy – 6.3%
Azimut Holding	18,200	209,906
DiaSorin	8,000	278,599
Geox	60,000	158,524
Recordati	40,000	284,253

Total		931,282

Jersey – 0.8%
Centamin [2]	75,000	112,027

Total		112,027

Netherlands – 1.7%
ASM International	5,000	168,149
Beter Bed Holding	4,000	77,617

Total		245,766

Norway – 3.0%
Ekornes	18,700	264,396
TGS-NOPEC Geophysical	5,500	179,433

Total		443,829

Poland – 0.5%
Warsaw Stock Exchange	7,000	79,971

Total		79,971

South Africa – 4.4%
Adcock Ingram Holdings	27,500	196,230
Lewis Group	26,000	223,388
Raubex Group	130,000	235,853

Total		655,471

Spain – 1.5%
Almirall	27,900	217,268

Total		217,268

Sweden – 0.7%
Lundin Petroleum [2]	4,100	99,928

Total		99,928

Switzerland – 12.7%
Bank Sarasin & Co. Cl. B [2]	5,500	157,310
Banque Privee Edmond de Rothschild	5	89,075
Burckhardt Compression Holding	1,000	296,917
Inficon Holding	800	169,102
Logitech International	22,500	206,220
Partners Group Holding	1,400	291,313
Sika	55	112,164
Sulzer	1,600	233,067
Tecan	900	65,359
VZ Holding	2,300	264,359

Total		1,884,886

Turkey – 1.1%
Mardin Cimento Sanayii	56,000	158,286

Total		158,286

United Kingdom – 18.8%
Ashmore Group	62,500	343,649
Clinigen Group [2]	80,000	235,115
Diploma	20,000	153,503
Domino Printing Sciences	15,000	134,069
EnQuest [2]	115,000	213,186
Hochschild Mining	37,500	294,297
Jupiter Fund Management	85,000	334,498
Keller Group	20,000	178,920
Michael Page International	20,000	114,909
Rotork	6,000	219,257
Severfield-Rowen	67,500	155,868
Spirax-Sarco Engineering	8,000	270,124
Victrex	6,500	138,760

Total		2,786,155

TOTAL COMMON STOCKS
(Cost $14,716,008)		14,255,704

REPURCHASE AGREEMENT – 2.9%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $434,004 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at $446,669)
(Cost $434,000)		434,000

TOTAL INVESTMENTS – 99.1%
(Cost $15,150,008)		14,689,704

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.9%		139,926

NET ASSETS – 100.0%		$14,829,630

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL VALUE FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.6%

Australia – 2.7%
CGA Mining [2]	1,355,000	$3,859,221
Medusa Mining	700,000	4,400,228

Total		8,259,449

Austria – 5.8%
Mayr-Melnhof Karton	90,000	8,425,429
Semperit AG Holding	250,000	9,766,378

Total		18,191,807

Belgium – 2.2%
GIMV	47,647	2,262,403
Sipef	56,411	4,657,543

Total		6,919,946

Canada – 10.7%
Aurizon Mines [2]	465,000	2,445,900
Kirkland Lake Gold [2]	300,000	3,637,473
Major Drilling Group International	400,000	4,085,037
Pan American Silver	275,000	5,898,750
Pason Systems	325,000	5,424,931
Sprott	960,000	4,628,624
Trican Well Service	569,000	7,402,615

Total		33,523,330

China – 1.9%
China Forestry Holdings [6]	3,300,000	248,967
E-House China Holdings ADR	850,000	3,638,000
Li Ning [1,2]	3,500,000	1,864,187

Total		5,751,154

Denmark – 1.7%
SimCorp	25,000	5,339,136

Total		5,339,136

France – 2.1%
Boiron	85,000	2,588,733
Societe Internationale de Plantations d’Heveas	45,000	3,827,006

Total		6,415,739

Germany – 4.9%
Aixtron [1]	175,000	2,333,168
Carl Zeiss Meditec	190,000	4,862,435
Fuchs Petrolub	55,000	3,286,515
Pfeiffer Vacuum Technology	45,000	4,806,022

Total		15,288,140

Hong Kong – 6.1%
Asian Citrus Holdings	8,500,000	4,384,806
Luk Fook Holdings (International) [1]	2,000,000	6,654,587
Value Partners Group	16,444,000	8,037,446

Total		19,076,839

India – 2.6%
Graphite India	2,500,000	3,834,487
Maharashtra Seamless	675,000	4,351,123

Total		8,185,610

Italy – 1.7%
Recordati	735,000	5,223,149

Total		5,223,149

Japan – 9.3%
FamilyMart	177,700	8,743,824
Moshi Moshi Hotline	340,000	4,975,397
Santen Pharmaceutical	205,000	9,430,420
USS	57,000	6,025,756

Total		29,175,397

Jersey – 1.4%
Centamin [2]	2,975,000	4,387,906

Total		4,387,906

Mexico – 1.8%
Grupo SIMEC Ser. B [2]	480,000	1,933,537
Industrias Bachoco ADR	158,229	3,797,496

Total		5,731,033

Norway – 2.5%
Ekornes	255,000	3,605,404
TGS-NOPEC Geophysical	130,000	4,241,128

Total		7,846,532

South Africa – 3.8%
Adcock Ingram Holdings	460,000	3,282,398
Lewis Group	525,000	4,510,724
Raubex Group	2,300,000	4,172,774

Total		11,965,896

South Korea – 1.6%
MegaStudy	72,500	4,827,136

Total		4,827,136

Sweden – 1.5%
Autoliv	75,000	4,647,750

Total		4,647,750

Switzerland – 3.6%
Burckhardt Compression Holding	14,000	4,156,831
Partners Group Holding	23,500	4,889,899
Sika	1,000	2,039,341

Total		11,086,071

Turkey – 1.0%
Mardin Cimento Sanayii	1,121,145	3,168,962

Total		3,168,962

United Kingdom – 10.3%
Ashmore Group	1,350,000	7,422,829
Domino Printing Sciences	400,000	3,575,166
Hochschild Mining	900,000	7,063,132
Jupiter Fund Management	1,900,000	7,477,005
Spirax-Sarco Engineering	110,000	3,714,200
Victrex	140,000	2,988,670

Total		32,241,002

United States – 14.4%
Allied Nevada Gold [2]	220,000	8,593,200
Dolby Laboratories Cl. A [2]	80,000	2,620,000
Helmerich & Payne	130,000	6,189,300
Jacobs Engineering Group [2]	75,000	3,032,250
Kennametal	125,000	4,635,000
Kennedy-Wilson Holdings	220,000	3,073,400
Lam Research [2]	85,000	2,701,725
Lincoln Electric Holdings	55,000	2,147,750
Teradyne [2]	350,000	4,977,000
Veeco Instruments [2]	110,000	3,302,200
Western Digital	98,100	3,799,413

Total		45,071,238

TOTAL COMMON STOCKS
(Cost $345,095,164)		292,323,222

REPURCHASE AGREEMENT – 6.1%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $19,066,191 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at
$19,447,656)
(Cost $19,066,000)		19,066,000

	PRINCIPAL
	AMOUNT	VALUE

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.6%
U.S. Treasury Notes
0.25%-4.50%
due 1/31/13-11/15/18	$278,048	279,422
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0161%)		4,910,426

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $5,189,848)		5,189,848

TOTAL INVESTMENTS – 101.3%
(Cost $369,351,012)		316,579,070

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.3)%		(4,163,306)

NET ASSETS – 100.0%		$312,415,764

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL SMALLER-COMPANIES FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.5%

Australia – 2.7%
CGA Mining [2]	65,000	$185,129
Medusa Mining	25,000	157,151
Regis Resources [2]	40,000	236,919
Saracen Mineral Holdings [2]	200,000	102,693

Total		681,892

Austria – 2.4%
Mayr-Melnhof Karton	3,000	280,848
Semperit AG Holding	8,500	332,057

Total		612,905

Belgium – 1.2%
GIMV	3,705	175,923
Sipef	1,500	123,847

Total		299,770

Brazil – 2.3%
Brasil Brokers Participacoes	50,000	176,101
Eternit	40,000	193,365
Grendene	30,000	203,478

Total		572,944

Canada – 3.8%
Ensign Energy Services	8,000	122,877
Gluskin Sheff + Associates	7,000	104,170
Kirkland Lake Gold [2]	10,000	121,249
Major Drilling Group International	15,000	153,189
ShawCor Cl. A	2,300	99,851
Sprott	25,000	120,537
Trican Well Service	17,500	227,673

Total		949,546

Cayman Islands – 1.0%
Greenlight Capital Re Cl. A [2]	10,000	247,500

Total		247,500

China – 2.9%
Anta Sports Products	250,000	192,157
China Forestry Holdings [6]	201,000	15,164
Daphne International Holdings	141,000	140,563
E-House China Holdings ADR	40,000	171,200
Haitian International Holdings	90,000	102,024
Pacific Online	326,000	99,221

Total		720,329

Cyprus – 0.6%
Globaltrans Investment GDR	7,000	145,460

Total		145,460

Denmark – 1.4%
SimCorp	1,600	341,705

Total		341,705

France – 8.5%
Altamir Amboise	15,000	128,184
Alten	5,500	175,917
Audika Groupe	15,000	182,156
Beneteau	17,500	191,151
bioMerieux	1,800	167,074
Boiron	5,500	167,506
Ipsen	4,000	97,510
Manutan International	4,500	178,975
Paris Orleans	5,000	107,366
Parrot [2]	6,000	188,979
Piscines Desjoyaux	12,500	73,248
Societe Internationale de Plantations d’Heveas	2,000	170,089
Vetoquinol	7,500	230,731
Virbac	500	86,612

Total		2,145,498

Germany – 6.5%
Carl Zeiss Meditec	12,500	319,897
Fuchs Petrolub	3,000	179,264
KWS Saat	800	213,216
Nemetschek	3,500	151,009
Pfeiffer Vacuum Technology	3,300	352,442
PUMA	615	169,560
Takkt	20,000	244,160

Total		1,629,548

Greece – 0.4%
JUMBO	20,000	110,514

Total		110,514

Hong Kong – 9.2%
Asian Citrus Holdings	250,000	128,965
ASM Pacific Technology	8,000	94,608
Bosideng International Holdings	350,000	97,949
Esprit Holdings	80,000	122,981
Luk Fook Holdings (International)	75,000	249,547
Media Chinese International	250,000	134,140
Midland Holdings	250,000	148,632
New World Department Store China	325,000	180,647
Pacific Textiles Holdings	300,000	193,447
Pico Far East Holdings	500,000	118,648
Stella International Holdings	60,000	147,175
Television Broadcasts	20,000	147,923
Texwinca Holdings	191,000	122,915
Value Partners Group	498,000	243,411
Xtep International Holdings	500,000	180,551

Total		2,311,539

India – 3.2%
AIA Engineering	20,000	134,800
Educomp Solutions	50,000	151,815
Graphite India	125,000	191,724
Maharashtra Seamless	27,500	177,268
Unichem Laboratories	40,000	148,640

Total		804,247

Italy – 3.2%
DiaSorin	8,500	296,011
Geox	70,000	184,944
Recordati	47,500	337,551

Total		818,506

Japan – 10.4%
BML	6,000	157,535
C. Uyemura & Co.	5,500	194,516
EPS	65	186,154
FamilyMart	7,000	344,439
Hisamitsu Pharmaceutical	2,800	154,818
Hogy Medical	2,500	134,226
Kakaku.com	2,700	101,613
Mandom Corporation	3,400	89,139
Milbon	4,000	134,239
Miraial	9,500	160,809
MISUMI Group	5,100	126,389
Moshi Moshi Hotline	12,500	182,919
Santen Pharmaceutical	8,500	391,017
USS	2,500	264,287

Total		2,622,100

Jersey – 0.6%
Centamin [2]	100,000	147,493

Total		147,493

Luxembourg – 0.4%
Reinet Investments [2]	5,000	93,166

Total		93,166

Malaysia – 0.5%
Padini Holdings	200,000	137,412

Total		137,412

Mexico – 2.4%
Grupo Herdez	100,000	257,463
Grupo SIMEC Ser. B [2]	40,000	161,128
Industrias Bachoco ADR	7,500	180,000

Total		598,591

Netherlands – 0.3%
Hunter Douglas	2,000	75,432

Total		75,432

Norway – 0.6%
TGS-NOPEC Geophysical	5,000	163,120

Total		163,120

Poland – 0.4%
Warsaw Stock Exchange	9,000	102,820

Total		102,820

Singapore – 1.2%
ARA Asset Management	79,900	102,870
ComfortDelGro Corporation	84,000	117,389
Yoma Strategic Holdings	217,000	87,529

Total		307,788

South Africa – 3.4%
Adcock Ingram Holdings	30,000	214,069
ADvTECH	150,000	103,629
AVI	19,000	136,422
Lewis Group	25,000	214,796
Raubex Group	100,000	181,425

Total		850,341

South Korea – 2.7%
Green Cross	1,000	152,507
GS Home Shopping	1,600	159,075
MegaStudy	3,500	233,034
Woongjin Coway	5,000	138,336

Total		682,952

Spain – 0.6%
Almirall	20,200	157,306

Total		157,306

Sweden – 1.2%
Lundin Petroleum [2]	12,000	292,474

Total		292,474

Switzerland – 8.0%
Bank Sarasin & Co. Cl. B [2]	3,000	85,805
Banque Privee Edmond de Rothschild	3	53,445
Belimo Holding	60	106,093
Burckhardt Compression Holding	950	282,071
Kaba Holding	350	136,576
Logitech International	20,000	183,307
Partners Group Holding	1,350	280,909
Sika	60	122,361
Sulzer	2,000	291,334
Tecan	1,400	101,669
Vontobel Holding	3,000	75,439
VZ Holding	2,500	287,347

Total		2,006,356

Turkey – 0.7%
Mardin Cimento Sanayii	60,000	169,592

Total		169,592

United Kingdom – 8.8%
Ashmore Group	55,000	302,412
Clinigen Group [2]	100,000	293,893
EnQuest [2]	80,000	148,303
Hikma Pharmaceuticals	13,500	158,376
Hochschild Mining	32,500	255,057
Homeserve	50,000	169,554
Jupiter Fund Management	80,000	314,821
Rotork	3,000	109,629
Severfield-Rowen	50,000	115,458
Spirax-Sarco Engineering	5,500	185,710
Victrex	8,000	170,781

Total		2,223,994

TOTAL COMMON STOCKS
(Cost $22,300,739)		23,022,840

REPURCHASE AGREEMENT – 8.5%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $2,129,021 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at
$2,173,119)
(Cost $2,129,000)		2,129,000

TOTAL INVESTMENTS – 100.0%
(Cost $24,429,739)		25,151,840

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.0)%		(3,222)

NET ASSETS – 100.0%		$25,148,618

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL DIVIDEND VALUE FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.5%

Australia – 1.3%
Cochlear	300	$20,897
Industrea	10,000	12,914
Medusa Mining	8,000	50,288

Total		84,099

Austria – 2.4%
Mayr-Melnhof Karton	800	74,893
Semperit AG Holding	1,900	74,224

Total		149,117

Belgium – 1.3%
EVS Broadcast Equipment	600	33,131
Sipef	600	49,539

Total		82,670

Brazil – 1.3%
Eternit	8,000	38,673
Grendene	6,500	44,087

Total		82,760

Canada – 4.2%
Canadian Energy Services & Technology	1,200	12,914
E-L Financial	40	16,886
Major Drilling Group International	4,200	42,893
Pan American Silver	1,600	34,320
Pason Systems	1,000	16,692
ShawCor Cl.A	450	19,536
Sprott	10,000	48,215
Stella-Jones	800	48,418
Trican Well Service	2,000	26,020

Total		265,894

China – 2.2%
Anta Sports Products	40,000	30,745
Daphne International Holdings	39,000	38,879
E-House China Holdings ADR	8,500	36,380
Li Ning [2]	30,000	15,979
Pacific Online	62,000	18,870

Total		140,853

Cyprus – 0.8%
Globaltrans Investment GDR	2,500	51,950

Total		51,950

Denmark – 2.1%
H. Lundbeck	700	13,007
Pandora	3,200	43,575
SimCorp	350	74,748

Total		131,330

Egypt – 0.7%
Egyptian Financial Group-Hermes Holding Company [2]	21,875	43,199

Total		43,199

Finland – 1.8%
Marimekko	1,500	27,237
Nokian Renkaat	600	24,403
Ponsse	3,500	30,179
Vaisala Cl. A	1,500	30,745

Total		112,564

France – 5.3%
Alten	1,200	38,382
Audika Groupe	2,500	30,359
bioMerieux	300	27,846
Boiron	1,000	30,456
LaCie	7,500	43,370
Manutan International	800	31,818
Piscines Desjoyaux	3,000	17,580
Societe BIC	215	25,976
Societe Internationale de Plantations d’Heveas	500	42,522
Vetoquinol	1,500	46,146

Total		334,455

Germany – 7.8%
Carl Zeiss Meditec	2,500	63,980
Fielmann	200	18,553
Fuchs Petrolub	1,200	71,706
KWS Saat	75	19,989
Nemetschek	1,100	47,460
Pfeiffer Vacuum Technology	1,050	112,140
PUMA	145	39,978
Rational	225	56,396
STRATEC Biomedical	500	22,954
Takkt	3,500	42,728

Total		495,884

Greece – 0.7%
Hellenic Exchanges	10,500	47,361

Total		47,361

Hong Kong – 7.5%
Arts Optical International Holdings	76,000	21,171
Asian Citrus Holdings	40,000	20,634
ASM Pacific Technology	1,300	15,374
Esprit Holdings	10,000	15,373
Le Saunda Holdings	72,000	19,500
Lung Kee (Bermuda) Holdings	76,000	24,993
Media Chinese International	40,000	21,462
Midland Holdings	60,000	35,672
New World Department Store China	45,000	25,013
Pacific Textiles Holdings	50,000	32,241
Pico Far East Holdings	85,000	20,170
Stella International Holdings	10,000	24,529
Tao Heung Holdings	40,000	21,718
Texwinca Holdings	45,000	28,959
Value Partners Group	126,000	61,586
VTech Holdings	2,000	24,503
Win Hanverky Holdings	276,000	24,204
Xtep International Holdings	105,000	37,916

Total		475,018

Indonesia – 1.0%
Selamat Sempurna	250,000	65,308

Total		65,308

Italy – 1.4%
DiaSorin	1,000	34,825
Recordati	5,200	36,953
Sabaf	1,300	15,118

Total		86,896

Japan – 10.6%
BML	1,200	31,507
EPS	20	57,278
FamilyMart	1,600	78,729
Hisamitsu Pharmaceutical	600	33,175
Hogy Medical	500	26,845
Miraial	1,200	20,313
MISUMI Group	1,300	32,217
Moshi Moshi Hotline	6,000	87,801
Nihon Kohden	1,200	41,656
Nihon M&A Center	1,000	28,998
Santen Pharmaceutical	1,800	82,804
Shimano	800	58,227
TOTO	2,000	14,710
USS	700	74,000

Total		668,260

Jersey – 1.2%
Randgold Resources ADR	600	73,800

Total		73,800

Lebanon – 0.2%
BLOM Bank GDR	1,600	12,720

Total		12,720

Malaysia – 1.2%
CB Industrial Product Holding	40,000	34,680
Padini Holdings	60,000	41,224

Total		75,904

Mexico – 2.0%
Bolsa Mexicana de Valores	26,500	54,846
Grupo Herdez	17,500	45,056
Industrias Bachoco ADR	1,100	26,400

Total		126,302

Netherlands – 0.7%
Beter Bed Holding	1,500	29,106
Hunter Douglas	400	15,087

Total		44,193

Norway – 1.8%
Ekornes	3,500	49,486
TGS-NOPEC Geophysical	2,000	65,248

Total		114,734

Poland – 0.8%
Warsaw Stock Exchange	4,500	51,410

Total		51,410

Singapore – 3.1%
ARA Asset Management	35,500	45,706
Armstrong Industrial	90,000	21,268
Broadway Industrial Group	90,000	26,768
ComfortDelGro Corporation	21,000	29,347
SATS	6,600	14,413
Singapore Exchange	2,900	16,542
Super Group	25,000	44,614

Total		198,658

South Africa – 3.2%
Adcock Ingram Holdings	6,000	42,814
ADvTECH	45,000	31,089
Coronation Fund Managers	11,500	42,833
Lewis Group	4,000	34,367
Raubex Group	30,000	54,427

Total		205,530

South Korea – 4.0%
Binggrae	300	28,477
Bukwang Pharmaceutical	1,575	19,840
Daewoong Pharmaceutical	1,000	34,190
Green Cross	200	30,501
GS Home Shopping	300	29,827
MegaStudy	700	46,607
Sung Kwang Bend	1,500	35,562
Woongjin Coway	1,000	27,667

Total		252,671

Spain – 0.2%
Bolsas y Mercados Espanoles	600	12,618

Total		12,618

Switzerland – 9.3%
Belimo Holding	15	26,523
Burckhardt Compression Holding	350	103,921
Coltene Holding	1,200	36,683
Inficon Holding	300	63,413
Kaba Holding	100	39,022
LEM Holding	70	35,279
Partners Group Holding	280	58,263
Sika	23	46,905
Straumann Holding	250	33,253
Sulzer	400	58,267
Tecan	300	21,786
VZ Holding	600	68,963

Total		592,278

Thailand – 0.2%
Hana Microelectronics	18,000	12,222

Total		12,222

Turkey – 0.7%
Mardin Cimento Sanayii	15,000	42,398

Total		42,398

United Kingdom – 8.6%
Ashmore Group	18,000	98,971
Close Brothers Group	1,200	16,151
De La Rue	1,200	19,630
Diploma	4,100	31,468
Domino Printing Sciences	3,000	26,814
Hochschild Mining	7,500	58,859
Investec	5,000	30,875
Jupiter Fund Management	30,000	118,058
Michael Page International	3,500	20,109
Rathbone Brothers	700	15,023
RIT Capital Partners	1,700	31,158
Severfield-Rowen	10,200	23,553
Spirax-Sarco Engineering	1,500	50,648

Total		541,317

United States – 8.9%
Apollo Global Management LLC Cl. A	4,800	70,368
Cascade Corporation	500	27,370
Cognex Corporation	1,000	34,580
Compass Minerals International	400	29,836
Dynamic Materials	1,800	27,036
Expeditors International of Washington	1,200	43,632
Hecla Mining	18,000	117,900
Invesco	2,900	72,471
KBR	2,600	77,532
Sims Metal Management ADR	3,000	29,700
Towers Watson & Company Cl. A	260	13,793
WaterFurnace Renewable Energy	1,000	17,058

Total		561,276

TOTAL COMMON STOCKS
(Cost $6,541,880)		6,235,649

REPURCHASE AGREEMENT – 2.4%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $153,002 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at $160,600)
(Cost $153,000)		153,000

TOTAL INVESTMENTS – 100.9%
(Cost $6,694,880)		6,388,649

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.9)%		(56,834)

NET ASSETS – 100.0%		$6,331,815

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL MICRO-CAP FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.2%

Australia – 4.9%
Evolution Mining [2]	30,000	$60,371
Imdex	10,000	17,012
Kingsrose Mining	15,000	18,282
Saracen Mineral Holdings [2]	80,000	41,077
TFS Corporation [2]	80,000	33,193
Troy Resources	9,500	48,878

Total		218,813

Austria – 1.5%
Semperit AG Holding	1,700	66,411

Total		66,411

Belgium – 1.0%
EVS Broadcast Equipment	800	44,175

Total		44,175

Bermuda – 0.8%
Northern Offshore	20,000	35,958

Total		35,958

Brazil – 2.0%
Brasil Brokers Participacoes	10,000	35,220
Eternit	11,500	55,593

Total		90,813

Canada – 5.7%
Alexco Resource [2]	4,400	19,096
Endeavour Silver [2]	2,000	19,960
Goldgroup Mining [2]	41,000	18,767
IROC Energy Services	9,500	24,062
Kirkland Lake Gold [2]	2,000	24,250
Richmont Mines [2]	9,000	42,840
Sprott	4,000	19,286
Sprott Resource [2]	10,000	40,179
Total Energy Services	3,000	48,581

Total		257,021

China – 1.5%
E-House China Holdings ADR	11,000	47,080
Pacific Online	58,000	17,653
Qunxing Paper Holdings [6]	41,000	2,182

Total		66,915

Denmark – 1.3%
SimCorp	280	59,798

Total		59,798

Finland – 0.4%
Ponsse	2,000	17,245

Total		17,245

France – 10.1%
Altamir Amboise	4,000	34,182
Audika Groupe	4,500	54,647
Boiron	600	18,273
Exel Industries	600	26,986
Foraco International	4,500	15,014
Manutan International	1,400	55,681
Neurones	4,500	47,418
Parrot [2]	1,500	47,245
Piscines Desjoyaux	3,500	20,509
Societe Internationale de Plantations d’Heveas	200	17,009
Stallergenes	700	41,469
Vetoquinol	2,400	73,834

Total		452,267

Germany – 5.5%
Bertrandt	200	14,778
Deutsche Beteiligungs	1,000	24,866
LPKF Laser & Electronics	1,500	31,844
Mobotix	1,800	32,846
Nemetschek	1,300	56,089
SMT Scharf	1,400	41,585
Takkt	3,500	42,728

Total		244,736

Greece – 0.9%
Hellenic Exchanges	5,500	24,808
JUMBO	2,500	13,814

Total		38,622

Hong Kong – 11.4%
Arts Optical International Holdings	150,000	41,785
Asian Citrus Holdings	60,000	30,952
Chen Hsong Holdings	150,000	40,237
China Ting Group Holdings	701,000	34,806
Dickson Concepts (International)	30,000	16,095
Embry Holdings	28,000	13,974
EVA Precision Industrial Holdings	200,000	17,023
Fairwood Holdings	10,000	19,809
Goldlion Holdings	100,000	43,848
Le Saunda Holdings	84,000	22,749
Lung Kee (Bermuda) Holdings	100,000	32,886
Midland Holdings	100,000	59,453
Oriental Watch Holdings	90,000	29,945
Pico Far East Holdings	150,000	35,594
Silver Base Group Holdings	33,000	14,002
Tse Sui Luen Jewellery (International)	43,000	26,674
Win Hanverky Holdings	350,000	30,694

Total		510,526

India – 4.5%
eClerx Services	1,300	18,984
Educomp Solutions	10,000	30,363
FAG Bearings India	1,700	58,010
Graphite India	30,000	46,014
Maharashtra Seamless	7,500	48,346

Total		201,717

Indonesia – 0.7%
Selamat Sempurna	125,000	32,654

Total		32,654

Isle of Man – 0.5%
Geodrill [2]	15,000	24,107

Total		24,107

Italy – 2.9%
Geox	10,500	27,742
Nice	15,000	50,117
Piquadro	17,500	31,933
Sabaf	1,600	18,608

Total		128,400

Japan – 7.3%
Asahi Company	900	15,350
BML	800	21,004
C. Uyemura & Co.	1,500	53,050
EPS	20	57,278
Gurunavi	2,400	27,217
Hogy Medical	400	21,476
Milbon	700	23,492
Miraial	3,000	50,782
Moshi Moshi Hotline	1,700	24,877
Nihon M&A Center	1,100	31,898

Total		326,424

Malaysia – 3.6%
CB Industrial Product Holding	55,000	47,686
Coastal Contracts	42,000	24,047
Kossan Rubber Industries	40,000	39,784
Padini Holdings	70,000	48,094

Total		159,611

Mexico – 0.4%
Medica Sur Ser. B	8,500	15,855

Total		15,855

Netherlands – 1.3%
Beter Bed Holding	3,000	58,213

Total		58,213

Norway – 0.9%
Ekornes	3,000	42,417

Total		42,417

Poland – 1.9%
Elektrobudowa	1,600	53,489
Warsaw Stock Exchange	2,900	33,131

Total		86,620

Singapore – 3.8%
Armstrong Industrial	125,000	29,539
CSE Global	75,000	53,170
Hersing Corporation	230,000	43,106
Hour Glass	20,000	23,794
Yoma Strategic Holdings	52,000	20,975

Total		170,584

South Africa – 3.3%
ADvTECH	20,000	13,817
Bell Equipment [2]	5,000	11,474
Merafe Resources [2]	500,000	48,060
Raubex Group	30,000	54,428
Village Main Reef	125,000	18,022

Total		145,801

South Korea – 3.6%
Daewoong Pharmaceutical	2,000	68,380
GS Home Shopping	400	39,769
MegaStudy	800	53,265

Total		161,414

Spain – 0.5%
Clinica Baviera	3,500	24,287

Total		24,287

Sri Lanka – 0.3%
Distilleries Company of Sri Lanka	11,000	13,599

Total		13,599

Sweden – 0.9%
Bjoern Borg	7,500	39,733

Total		39,733

Switzerland – 3.9%
Calida Holding	1,500	40,989
Coltene Holding	1,000	30,569
Inficon Holding	150	31,706
LEM Holding	30	15,120
VZ Holding	500	57,469

Total		175,853

Taiwan – 0.6%
Makalot Industrial	10,000	28,826

Total		28,826

Turkey – 0.9%
Mardin Cimento Sanayii	15,000	42,398

Total		42,398

United Arab Emirates – 0.6%
Aramex	52,000	28,173

Total		28,173

United Kingdom – 5.1%
Clarkson	1,000	21,057
Clinigen Group [2]	20,000	58,779
Diploma	4,500	34,538
Immunodiagnostic Systems Holdings	7,500	33,305
Latchways	2,800	46,119
Severfield-Rowen	14,500	33,483

Total		227,281

United States – 1.7%
Century Casinos [2]	12,000	31,800
WaterFurnace Renewable Energy	2,600	44,352

Total		76,152

TOTAL COMMON STOCKS
(Cost $4,795,936)		4,313,419

REPURCHASE AGREEMENT – 2.5%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $111,001 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at $115,431)
(Cost $111,000)		111,000

TOTAL INVESTMENTS – 98.7%
(Cost $4,906,936)		4,424,419

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.3%		57,877

NET ASSETS – 100.0%		$4,482,296

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 91.3%

Austria – 5.0%
Mayr-Melnhof Karton	900	$84,254
Semperit AG Holding	3,100	121,103

Total		205,357

Finland – 3.0%
Nokian Renkaat	2,000	81,344
Vacon	800	41,327

Total		122,671

France – 10.5%
Beneteau	9,000	98,306
bioMerieux	600	55,692
Manutan International	2,000	79,545
Stallergenes	1,100	65,165
Vetoquinol	3,000	92,292
Virbac	250	43,306

Total		434,306

Germany – 13.8%
Carl Zeiss Meditec	3,000	76,775
Fielmann	1,000	92,768
Fuchs Petrolub	1,000	59,755
KWS Saat	100	26,652
Nemetschek	2,000	86,291
Pfeiffer Vacuum Technology	600	64,080
Rational	300	75,195
Takkt	7,000	85,456

Total		566,972

Hong Kong – 7.1%
ASM Pacific Technology	2,200	26,017
Media Chinese International	85,000	45,608
Stella International Holdings	40,000	98,116
Value Partners Group	252,000	123,172

Total		292,913

Italy – 5.4%
DiaSorin	3,500	121,887
Recordati	14,000	99,489

Total		221,376

Japan – 8.3%
FamilyMart	1,500	73,808
Kakaku.com	1,100	41,398
M3	21	39,906
MISUMI Group	1,700	42,130
Santen Pharmaceutical	1,500	69,003
USS	700	74,001

Total		340,246

Mexico – 2.2%
Fresnillo	3,000	89,767

Total		89,767

Norway – 2.4%
Ekornes	7,000	98,972

Total		98,972

Philippines – 0.8%
GMA Holdings PDR	150,000	34,448

Total		34,448

South Africa – 2.3%
Lewis Group	11,000	94,510

Total		94,510

South Korea – 4.6%
Green Cross	500	76,253
MegaStudy	1,700	113,188

Total		189,441

Switzerland – 11.9%
Belimo Holding	40	70,728
Burckhardt Compression Holding	250	74,229
Geberit	150	32,616
LEM Holding	60	30,239
Partners Group Holding	300	62,424
Straumann Holding	800	106,412
VZ Holding	1,000	114,939

Total		491,587

United Kingdom – 14.0%
Abcam	10,000	64,874
Ashmore Group	20,000	109,968
Aveva Group	1,200	38,116
Domino Printing Sciences	14,000	125,131
Rotork	1,200	43,852
Spirax-Sarco Engineering	3,200	108,049
Victrex	4,000	85,390

Total		575,380

TOTAL COMMON STOCKS
(Cost $3,813,395)		3,757,946

REPURCHASE AGREEMENT – 9.2%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $381,004 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at $391,463)
(Cost $381,000)		381,000

TOTAL INVESTMENTS – 100.5%
(Cost $4,194,395)		4,138,946

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.5)%		(22,546)

NET ASSETS – 100.0%		$4,116,400

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND I
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 90.8%

Consumer Discretionary – 12.6%
Auto Components - 2.1%
Drew Industries [2]	20,296	$613,142
Gentex Corporation	25,800	438,858

		1,052,000

Automobiles - 1.0%
Thor Industries	13,300	483,056

Diversified Consumer Services - 2.1%
Sotheby’s	24,592	774,648
Universal Technical Institute	18,629	255,218

		1,029,866

Specialty Retail - 2.9%
Ascena Retail Group [2]	30,200	647,790
Men’s Wearhouse (The)	22,200	764,346

		1,412,136

Textiles, Apparel & Luxury Goods - 4.5%
Columbia Sportswear	13,327	719,658
Warnaco Group (The) [2]	28,900	1,499,910

		2,219,568

Total		6,196,626

Consumer Staples – 1.4%
Food Products - 1.4%
Cal-Maine Foods	15,127	679,807

Total		679,807

Energy – 11.7%
Energy Equipment & Services - 11.7%
CARBO Ceramics	3,400	213,928
Helmerich & Payne	26,700	1,271,187
Oil States International [2]	16,900	1,342,874
Pason Systems	42,300	706,076
ShawCor Cl. A	23,300	1,011,539
Trican Well Service	40,200	522,996
Unit Corporation [2]	16,150	670,225

Total		5,738,825

Financials – 5.7%
Capital Markets - 3.1%
Lazard Cl. A	28,000	818,440
SEI Investments	33,300	714,285

		1,532,725

Insurance - 2.6%
Alleghany Corporation [2]	3,705	1,278,003

Total		2,810,728

Health Care – 4.0%
Health Care Providers & Services - 1.0%
VCA Antech [2]	24,877	490,823

Life Sciences Tools & Services - 3.0%
Bio-Rad Laboratories Cl. A [2]	9,000	960,480
ICON ADR [2]	21,124	514,792

		1,475,272

Total		1,966,095

Industrials – 22.9%
Aerospace & Defense - 1.5%
Teledyne Technologies [2]	12,128	768,794

Building Products - 1.3%
Apogee Enterprises	33,732	661,822

Commercial Services & Supplies - 2.9%
Sykes Enterprises [2]	24,300	326,592
Tetra Tech [2]	41,900	1,100,294

		1,426,886

Electrical Equipment - 5.5%
AZZ	27,580	1,047,488
Global Power Equipment Group	29,118	538,392
GrafTech International [2]	123,859	1,113,493

		2,699,373

Machinery - 7.5%
Astec Industries [2]	16,000	505,760
Gardner Denver	4,600	277,886
Kennametal	23,900	886,212
Lincoln Electric Holdings	13,950	544,747
Robbins & Myers	4,400	262,240
Valmont Industries	5,600	736,400
Wabtec Corporation	5,775	463,675

		3,676,920

Professional Services - 3.1%
CRA International [2]	24,279	419,541
Robert Half International	41,800	1,113,134

		1,532,675

Trading Companies & Distributors - 1.1%
MSC Industrial Direct Cl. A	7,752	522,950

Total		11,289,420

Information Technology – 17.4%
Communications Equipment - 1.7%
ADTRAN	47,300	817,344

Electronic Equipment, Instruments & Components - 5.1%
Coherent [2]	12,981	595,308
Dolby Laboratories Cl. A [2]	22,500	736,875
FEI Company	4,852	259,582
IPG Photonics [2]	6,290	360,417
Rofin-Sinar Technologies [2]	27,864	549,757

		2,501,939

Office Electronics - 0.7%
Zebra Technologies Cl. A [2]	9,900	371,646

Semiconductors & Semiconductor Equipment - 9.9%
Aixtron ADR	37,600	497,072
ATMI [2]	36,800	683,376
Cabot Microelectronics	12,591	442,448
Cymer [2]	3,981	203,270
Integrated Silicon Solution [2]	84,500	782,470
Nanometrics [2]	64,600	892,126
Teradyne [2]	67,500	959,850
Veeco Instruments [2]	14,100	423,282

		4,883,894

Total		8,574,823

Materials – 13.5%
Chemicals - 7.2%
Intrepid Potash [2]	56,558	1,214,866
KMG Chemicals	18,556	343,286
LSB Industries [2]	24,251	1,063,891
Minerals Technologies	12,870	912,869

		3,534,912

Metals & Mining - 6.3%
Allied Nevada Gold [2]	13,400	523,404
Major Drilling Group International	70,500	719,988
Reliance Steel & Aluminum	24,800	1,298,280
Sims Metal Management ADR	55,270	547,173

		3,088,845

Total		6,623,757

Miscellaneous[5] – 1.6%
Total		805,636

TOTAL COMMON STOCKS
(Cost $38,505,767)		44,685,717

REPURCHASE AGREEMENT – 9.4%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $4,603,046 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at
$4,697,550)
(Cost $4,603,000)		4,603,000

TOTAL INVESTMENTS – 100.2%
(Cost $43,108,767)		49,288,717

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(104,739)

NET ASSETS – 100.0%		$49,183,978

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND II
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 98.9%

Consumer Discretionary – 17.9%
Auto Components - 2.7%
Drew Industries [2,7]	1,501	$45,346
Minth Group	50,300	53,063

		98,409

Specialty Retail - 10.9%
Abercrombie & Fitch Cl. A	1,700	57,664
American Eagle Outfitters [7]	1,800	37,944
GameStop Corporation Cl. A	2,600	54,600
Guess?	700	17,794
Luk Fook Holdings (International)	19,900	66,213
Signet Jewelers	1,500	73,140
Stage Stores	1,400	29,484
Tiffany & Co.	900	55,692

		392,531

Textiles, Apparel & Luxury Goods - 4.3%
Daphne International Holdings	42,700	42,567
G-III Apparel Group [2]	1,000	35,900
Stella International Holdings	16,700	40,964
True Religion Apparel	1,700	36,261

		155,692

Total		646,632

Consumer Staples – 1.9%
Food Products - 1.9%
First Resources	19,600	33,699
Zhongpin [2]	3,200	35,200

Total		68,899

Energy – 8.9%
Energy Equipment & Services - 8.0%
C&J Energy Services [2]	2,000	39,800
Helmerich & Payne	1,890	89,983
Matrix Service [2]	2,700	28,539
RPC	3,800	45,182
TGS-NOPEC Geophysical	900	29,362
Total Energy Services	3,600	58,297

		291,163

Oil, Gas & Consumable Fuels - 0.9%
Swift Energy [2]	1,500	31,320

Total		322,483

Financials – 9.1%
Capital Markets - 6.7%
Ashmore Group	9,500	52,235
Lazard Cl. A	1,500	43,845
Sprott	15,800	76,179
Value Partners Group	147,100	71,899

		244,158

Real Estate Management & Development - 2.4%
E-House China Holdings ADR [7]	9,100	38,948
Midland Holdings	78,000	46,373

		85,321

Total		329,479

Health Care – 1.3%
Health Care Equipment & Supplies - 1.3%
Invacare Corporation	2,300	32,522
Kossan Rubber Industries	15,235	15,153

Total		47,675

Industrials – 11.7%
Aerospace & Defense - 3.4%
AeroVironment [2]	2,300	53,981
Astronics Corporation [2]	2,200	67,760

		121,741

Commercial Services & Supplies - 1.2%
Team [2,7]	1,344	42,806

Construction & Engineering - 1.9%
Layne Christensen [2]	2,100	41,181
Pike Electric [2]	3,500	27,825

		69,006

Electrical Equipment - 1.1%
Global Power Equipment Group	2,100	38,829

Machinery - 2.4%
Graham Corporation	1,102	19,913
Industrea	23,581	30,454
Sarin Technologies	46,600	37,403

		87,770

Professional Services - 1.7%
Acacia Research-Acacia Technologies [2]	2,300	63,043

Total		423,195

Information Technology – 31.2%
Communications Equipment - 3.2%
Comba Telecom Systems Holdings	104,600	34,939
Oplink Communications [2]	2,782	46,014
Plantronics	1,000	35,330

		116,283

Computers & Peripherals - 3.3%
Catcher Technology	4,800	22,597
Super Micro Computer [2]	4,900	58,947
Western Digital [7]	1,000	38,730

		120,274

Electronic Equipment, Instruments & Components - 6.3%
Cognex Corporation	1,500	51,870
Hollysys Automation Technologies [2]	4,600	44,896
IPG Photonics [2]	500	28,650
Mercury Computer Systems [2]	3,700	39,294
Multi-Fineline Electronix [2]	1,318	29,721
Vishay Intertechnology [2]	3,400	33,422

		227,853

Internet Software & Services - 3.4%
Ancestry.com [2,7]	1,660	49,933
Stamps.com [2]	1,400	32,396
ValueClick [2,7]	2,405	41,342

		123,671

IT Services - 3.2%
Computer Task Group [2]	3,800	61,484
CSE Global	79,100	56,076

		117,560

Semiconductors & Semiconductor Equipment - 9.6%
ASM International	1,500	50,445
Integrated Silicon Solution [2]	3,367	31,178
MKS Instruments	1,000	25,490
Photronics [2]	11,140	59,822
RDA Microelectronics ADR	4,900	52,038
Silicon Motion Technology ADR [2]	3,600	53,208
Teradyne [2,7]	5,250	74,655

		346,836

Software - 2.2%
Actuate Corporation [2,7]	5,800	40,774
American Software Cl. A [7]	4,570	37,291

		78,065

Total		1,130,542

Materials – 12.9%
Chemicals - 2.8%
Innophos Holdings	800	38,792
Minerals Technologies	500	35,465
OM Group [2,7]	1,500	27,810

		102,067

Metals & Mining - 10.1%
Haynes International	1,299	67,743
Hochschild Mining	8,700	68,277
Horsehead Holding Corporation [2]	3,800	35,492
Market Vectors Junior Gold Miners ETF [7]	4,400	108,768
Pan American Silver	2,200	47,190
Seabridge Gold [2,7]	1,900	36,860

		364,330

Total		466,397

Miscellaneous[5] – 4.0%
Total		146,659

TOTAL COMMON STOCKS
(Cost $3,394,896)		3,581,961

REPURCHASE AGREEMENT – 6.2%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $222,002 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at $230,863)
(Cost $222,000)		222,000

TOTAL INVESTMENTS – 105.1%
(Cost $3,616,896)		3,803,961

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.1)%		(183,117)

NET ASSETS – 100.0%		$3,620,844

SECURITIES SOLD SHORT
COMMON STOCKS – 2.2%
Consumer Discretionary – 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica	200	$14,788

Total		14,788

Financials – 0.6%
Diversified Financial Services - 0.6%
Financial Select Sector SPDR Fund	1,300	20,280

Total		20,280

Information Technology – 1.2%
Computers & Peripherals - 1.2%
Seagate Technology	1,400	43,400

Total		43,400

FIXED INCOME – 2.0%
Government Bonds – 2.0%
Government Bonds - 2.0%
iShares Barclays 20+ Year Treasury Bond Fund	600	74,538

Total		74,538

TOTAL SECURITIES SOLD SHORT
(Proceeds $155,771)		$153,006

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL SELECT LONG/SHORT FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 94.5%

Australia – 3.7%
CGA Mining [2]	100,000	$284,813
Medusa Mining	50,000	314,302
Saracen Mineral Holdings [2]	400,000	205,386

Total		804,501

Austria – 6.0%
Mayr-Melnhof Karton [7]	6,500	608,503
Semperit AG Holding	18,500	722,712

Total		1,331,215

Belgium – 1.5%
Sipef	4,000	330,258

Total		330,258

Brazil – 2.5%
Brasil Brokers Participacoes	70,000	246,541
Eternit	65,000	314,219

Total		560,760

Canada – 3.9%
Pan American Silver [7]	7,500	160,875
Sprott [7]	65,000	313,396
Trican Well Service [7]	30,000	390,296

Total		864,567

China – 2.9%
China Forestry Holdings [6]	325,000	24,519
E-House China Holdings ADR [7]	102,000	436,560
Li Ning [2]	350,000	186,419

Total		647,498

Denmark – 1.7%
SimCorp	1,800	384,418

Total		384,418

Finland – 1.0%
Nokian Renkaat	5,500	223,695

Total		223,695

France – 2.3%
Boiron [7]	8,000	243,645
Societe Internationale de Plantations
d’Heveas	3,000	255,134

Total		498,779

Germany – 7.1%
Carl Zeiss Meditec [7]	15,500	396,672
Fuchs Petrolub [7]	3,500	209,142
KWS Saat [7]	900	239,868
Nemetschek [7]	8,000	345,164
Pfeiffer Vacuum Technology [7]	3,500	373,802

Total		1,564,648

Hong Kong – 6.6%
Asian Citrus Holdings	600,000	309,516
Luk Fook Holdings (International)	125,000	415,912
Media Chinese International	450,000	241,452
Value Partners Group	1,000,000	488,777

Total		1,455,657

India – 2.9%
Graphite India	200,000	306,759
Maharashtra Seamless	50,000	322,305

Total		629,064

Italy – 2.2%
Recordati	67,000	476,124

Total		476,124

Japan – 10.0%
EPS	80	229,113
FamilyMart [7]	12,000	590,466
Moshi Moshi Hotline [7]	15,000	219,503
Santen Pharmaceutical	15,000	690,031
USS	4,500	475,718

Total		2,204,831

Jersey – 1.1%
Randgold Resources ADR [7]	2,000	246,000

Total		246,000

Mexico – 4.5%
Fresnillo [7]	17,268	516,697
Grupo SIMEC Ser. B [2]	45,000	181,269
Industrias Bachoco ADR [7]	12,500	300,000

Total		997,966

Norway – 2.6%
Ekornes	22,500	318,124
TGS-NOPEC Geophysical	7,500	244,680

Total		562,804

South Africa – 4.3%
Adcock Ingram Holdings [7]	47,500	338,943
Lewis Group [7]	40,000	343,674
Raubex Group	150,000	272,138

Total		954,755

South Korea – 1.8%
MegaStudy	6,000	399,487

Total		399,487

Switzerland – 3.2%
Burckhardt Compression Holding	1,000	296,916
Partners Group Holding [7]	2,000	416,162

Total		713,078

Turkey – 1.3%
Mardin Cimento Sanayii	100,000	282,654

Total		282,654

United Kingdom – 12.4%
Ashmore Group [7]	103,000	566,335
Clinigen Group [2]	85,000	249,810
Domino Printing Sciences [7]	48,000	429,020
EnQuest [2]	150,000	278,068
Hochschild Mining [7]	62,500	490,495
Jupiter Fund Management	125,000	491,908
Spirax-Sarco Engineering [7]	7,000	236,358

Total		2,741,994

United States – 9.0%
Abercrombie & Fitch Cl. A [7]	6,500	220,480
Dolby Laboratories Cl. A [2,7]	8,000	262,000
GrafTech International [2,7]	26,500	238,235
Guess? [7]	10,000	254,200
Helmerich & Payne [7]	11,000	523,710
Kennametal [7]	9,000	333,720
Lam Research [2,7]	5,000	158,925

Total		1,991,270

TOTAL COMMON STOCKS
(Cost $20,622,981)		20,866,023

REPURCHASE AGREEMENT – 14.5%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $3,192,032 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 11/15/14, valued at
$3,257,169)
(Cost $3,192,000)		3,192,000

TOTAL INVESTMENTS – 109.0%
(Cost $23,814,981)		24,058,023

LIABILITIES LESS CASH
AND OTHER ASSETS – (9.0)%		(1,989,112)

NET ASSETS – 100.0%		$22,068,911

SECURITIES SOLD SHORT
COMMON STOCKS – 24.8%
Argentina – 0.7%
MercadoLibre	2,000	$165,100

Total		165,100

Brazil – 0.6%
Petroleo Brasileiro ADR	6,000	137,640

Total		137,640

Canada – 2.9%
Goldcorp	3,800	174,230
iShares MSCI Canada Index Fund	11,600	330,136
lululemon athletica	1,800	133,092

Total		637,458

Cayman Islands – 0.4%
Herbalife	2,000	94,800

Total		94,800

Hong Kong – 0.8%
Michael Kors Holdings	3,300	175,494

Total		175,494

Ireland – 1.1%
Accenture Cl.A	3,500	245,105

Total		245,105

Japan – 0.4%
Fast Retailing	400	93,029

Total		93,029

Switzerland – 0.7%
Compagnie Financiere Richemont Cl. A	2,400	143,924

Total		143,924

United States – 15.0%
Align Technology	4,000	147,880
Brunswick Corporation	4,800	108,624
Deluxe Corporation	10,000	305,600
Direxion Daily Gold Miners Bull 3x Shares	22,500	398,700
Equinix	700	144,235
GNC Holdings Cl. A	5,000	194,850
Panera Bread Cl. A	1,200	205,068
ProShares Ultra Health Care	5,500	473,000
Simon Property Group	1,000	151,810
Terex Corporation	6,200	139,996
Textron	4,000	104,680
Toll Brothers	7,000	232,610
Ultra Oil & Gas ProShares	10,000	487,800
United Rentals	6,000	196,260

Total		3,291,113

Non-Country Specific – 2.2%
ProShares Ultra MSCI Emerging Markets	6,500	480,610

Total		480,610

TOTAL SECURITIES SOLD SHORT
(Proceeds $4,754,723)		$5,464,273

SCHEDULES OF INVESTMENTS
ROYCE ENTERPRISE SELECT FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 80.8%
Consumer Discretionary – 9.6%
Distributors - 0.6%
Genuine Parts	120	$7,324

Household Durables - 6.5%
Garmin	900	37,566
Harman International Industries	420	19,387
Mohawk Industries [2]	305	24,406

		81,359

Specialty Retail - 1.0%
Advance Auto Parts	79	5,407
Tiffany & Co.	100	6,188

		11,595

Textiles, Apparel & Luxury Goods - 1.5%
Gildan Activewear	600	19,008

Total		119,286

Energy – 3.7%
Energy Equipment & Services - 3.7%
C&J Energy Services [2]	900	17,910
Pason Systems	900	15,023
Trican Well Service	1,050	13,660

Total		46,593

Financials – 13.1%
Capital Markets - 1.3%
Affiliated Managers Group [2]	130	15,990

Diversified Financial Services - 4.6%
Leucadia National	1,150	26,162
Moody’s Corporation	710	31,361

		57,523

Insurance - 4.0%
Alleghany Corporation [2]	146	50,361

Real Estate Management & Development - 3.2%
Jones Lang LaSalle	420	32,067
Kennedy-Wilson Holdings	513	7,167

		39,234

Total		163,108

Health Care – 11.1%
Biotechnology - 2.4%
Myriad Genetics [2]	1,100	29,689

Health Care Equipment & Supplies - 1.3%
Analogic Corporation	100	7,817
C.R. Bard	80	8,372

		16,189

Health Care Providers & Services - 3.8%
Laboratory Corporation of America
Holdings [2]	110	10,172
Schein (Henry) [2,7]	470	37,257

		47,429

Life Sciences Tools & Services - 2.9%
PerkinElmer	1,240	36,543

Pharmaceuticals - 0.7%
Perrigo Company	72	8,364

Total		138,214

Industrials – 16.1%
Air Freight & Logistics - 0.9%
Expeditors International of Washington	320	11,635

Commercial Services & Supplies - 1.7%
Cintas Corporation	500	20,725

Electrical Equipment - 1.8%
Franklin Electric	200	12,098
Hubbell Cl. B	120	9,689

		21,787

Machinery - 7.8%
Gardner Denver	190	11,478
Kennametal	820	30,405
Valmont Industries	230	30,245
Wabtec Corporation	320	25,693

		97,821

Marine - 0.5%
Kirby Corporation [2]	120	6,634

Professional Services - 3.4%
ManpowerGroup	490	18,032
Towers Watson & Company Cl. A	450	23,872

		41,904

Total		200,506

Information Technology – 15.3%
Communications Equipment - 0.3%
ADTRAN	225	3,888

Electronic Equipment, Instruments & Components - 4.7%
Anixter International	200	11,492
AVX Corporation	903	8,660
Coherent [2]	330	15,134
FLIR Systems	700	13,982
Trimble Navigation [2]	200	9,532

		58,800

IT Services - 3.6%
CoreLogic [2]	820	21,755
Fiserv [2]	180	13,325
Gartner [2]	200	9,218

		44,298

Office Electronics - 1.5%
Zebra Technologies Cl. A [2]	500	18,770

Semiconductors & Semiconductor Equipment - 5.2%
Analog Devices	620	24,298
International Rectifier [2]	550	9,179
Teradyne [2]	2,210	31,426

		64,903

Total		190,659

Materials – 9.8%
Chemicals - 4.2%
Cabot Corporation	830	30,353
Sigma-Aldrich Corporation	206	14,826
Westlake Chemical	100	7,306

		52,485

Metals & Mining - 3.6%
Globe Specialty Metals	700	10,654
Pan American Silver	1,320	28,314
Reliance Steel & Aluminum	110	5,758

		44,726

Paper & Forest Products - 2.0%
Stella-Jones	420	25,420

Total		122,631

Utilities – 1.4%
Gas Utilities - 1.4%
UGI Corporation [7]	540	17,145

Total		17,145

Miscellaneous[5] – 0.7%
Total		9,174

TOTAL COMMON STOCKS
(Cost $934,421)		1,007,316

REPURCHASE AGREEMENT – 20.4%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $255,003 (collateralized
by obligations of various U.S. Government
Agencies, 2.625% due 12/31/14, valued at $265,000)
(Cost $255,000)		255,000

TOTAL INVESTMENTS – 101.2%
(Cost $1,189,421)		1,262,316

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.2)%		(15,025)

NET ASSETS – 100.0%		$1,247,291

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY SELECT FUND
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 100.9%

Consumer Discretionary – 14.2%
Hotels, Restaurants & Leisure - 1.2%
Orient-Express Hotels Cl. A [2]	3,500	$31,150

Household Durables - 8.1%
Ethan Allen Interiors	1,000	21,920
Furniture Brands International [2]	16,000	23,200
Harman International Industries [7]	1,100	50,776
Hovnanian Enterprises Cl. A [2]	5,000	17,300
Standard Pacific [2,7]	15,600	105,456

		218,652

Leisure Equipment & Products - 0.9%
Callaway Golf [7]	4,000	24,560

Specialty Retail - 1.6%
Lithia Motors Cl. A	1,300	43,303

Textiles, Apparel & Luxury Goods - 2.4%
Delta Apparel [2,7]	1,600	22,032
Quiksilver [2]	13,000	43,160

		65,192

Total		382,857

Energy – 13.4%
Energy Equipment & Services - 8.7%
Hercules Offshore [2]	12,000	58,560
Key Energy Services [2]	5,500	38,500
Natural Gas Services Group [2]	2,500	37,375
Newpark Resources [2]	11,500	85,215
Pioneer Energy Services [2]	2,000	15,580

		235,230

Oil, Gas & Consumable Fuels - 4.7%
Goodrich Petroleum [2]	3,000	37,920
Scorpio Tankers [2]	6,500	39,000
SM Energy [7]	400	21,644
StealthGas [2]	4,000	27,160

		125,724

Total		360,954

Financials – 13.7%
Commercial Banks - 0.6%
State Bank Financial	1,000	16,490

Insurance - 1.1%
MBIA [2]	3,000	30,390

Real Estate Investment Trusts (REITs) - 7.7%
LaSalle Hotel Properties [7]	1,600	42,704
Mack-Cali Realty [7]	2,200	58,520
PennyMac Mortgage Investment Trust	3,000	70,110
RAIT Financial Trust	6,600	34,650

		205,984

Thrifts & Mortgage Finance - 4.3%
BofI Holding [2]	2,000	52,100
Radian Group [7]	11,000	47,740
Walker & Dunlop [2]	1,000	15,370

		115,210

Total		368,074

Industrials – 21.2%
Aerospace & Defense - 3.0%
Kratos Defense & Security Solutions [2]	14,000	81,760

Air Freight & Logistics - 1.0%
XPO Logistics [2]	2,200	26,928

Airlines - 1.7%
JetBlue Airways [2]	9,500	45,505

Building Products - 5.5%
Ameresco Cl. A [2,7]	2,800	33,068
Apogee Enterprises [7]	2,000	39,240
Builders FirstSource [2]	14,500	75,255

		147,563

Construction & Engineering - 1.1%
Northwest Pipe [2,7]	1,200	29,580

Machinery - 5.0%
Commercial Vehicle Group [2]	3,000	22,050
Flow International [2,7]	4,500	16,650
Hardinge	2,195	22,499
Meritor [2]	6,000	25,440
Mueller Water Products Cl. A	10,000	49,000

		135,639

Road & Rail - 0.6%
Swift Transportation [2,7]	2,000	17,240

Trading Companies & Distributors - 3.3%
SeaCube Container Leasing	1,000	18,750
United Rentals [2]	2,100	68,691

		87,441

Total		571,656

Information Technology – 28.0%
Communications Equipment - 1.6%
ClearOne Communications [2]	3,700	14,985
Oclaro [2]	10,460	28,242

		43,227

Electronic Equipment, Instruments & Components - 2.6%
Benchmark Electronics [2]	1,600	24,432
Newport Corporation [2]	4,000	44,240

		68,672

Internet Software & Services - 1.9%
Carbonite [2]	7,200	50,472

IT Services - 1.1%
Online Resources [2]	10,500	30,765

Semiconductors & Semiconductor Equipment - 16.2%
Alpha & Omega Semiconductor [2,7]	3,100	26,691
AXT [2]	5,000	16,900
Cymer [2]	500	25,530
Exar Corporation [2,7]	11,000	88,000
Inphi Corporation [2]	2,500	26,650
Integrated Silicon Solution [2]	2,500	23,150
Kulicke & Soffa Industries [2]	3,500	36,400
MEMC Electronic Materials [2]	12,500	34,375
NeoPhotonics Corporation [2]	8,500	49,640
OmniVision Technologies [2]	2,400	33,492
Rudolph Technologies [2]	3,200	33,600
TriQuint Semiconductor [2]	8,500	42,925

		437,353

Software - 4.6%
Aspen Technology [2]	2,000	51,700
Ellie Mae [2]	2,600	70,798

		122,498

Total		752,987

Materials – 7.4%
Chemicals - 1.4%
OM Group [2]	2,000	37,080

Metals & Mining - 6.0%
Century Aluminum [2]	3,500	25,025
RTI International Metals [2,7]	1,500	35,910
Titanium Metals	3,500	44,905
US Silica Holdings [2]	4,200	56,952

		162,792

Total		199,872

Miscellaneous[5] – 3.0%
Total		81,334

TOTAL COMMON STOCKS
(Cost $2,537,232)		2,717,734

TOTAL INVESTMENTS – 100.9%
(Cost $2,537,232)		2,717,734

LIABILITIES LESS CASH AND OTHER ASSETS – (0.9)%		(24,986)

NET ASSETS – 100.0%		$2,692,748

SECURITIES SOLD SHORT
COMMON STOCKS – 11.7%
Consumer Discretionary – 10.3%
Automobiles - 1.7%
General Motors	2,000	$45,500

Hotels, Restaurants & Leisure - 0.6%
Bravo Brio Restaurant Group	500	7,275
Del Friscos Restaurant Group	500	7,450

		14,725

Multiline Retail - 1.2%
Family Dollar Stores	500	33,150

Textiles, Apparel & Luxury Goods - 6.8%
Coach	1,000	56,020
lululemon athletica	1,000	73,940
Michael Kors Holdings	1,000	53,180

		183,140

Total		276,515

Energy – 1.0%
Energy Equipment & Services - 1.0%
Lufkin Industries	300	16,146
RPC	1,000	11,890

Total		28,036

Materials – 0.4%
Metals & Mining - 0.4%
Worthington Industries	500	10,830

Total		10,830

TOTAL SECURITIES SOLD SHORT
(Proceeds $291,319)		$315,381

[1]	All or a portion of these securities were on loan at September 30, 2012. Total market value of loaned securities as of September 30, 2012, was as follows:

Fund	Market Value

Royce Pennsylvania Mutual Fund	$144,993,604
Royce Micro-Cap Fund	19,630,107
Royce Premier Fund	121,496,579
Royce Low-Priced Stock Fund	81,148,804
Royce Total Return Fund	13,811,177
Royce Heritage Fund	3,095,526
Royce Opportunity Fund	91,492,578
Royce Special Equity Fund	8,262
Royce Value Fund	25,741,976
Royce Value Plus Fund	81,332,960
Royce 100 Fund	1,857,623
Royce Global Value Fund	5,041,620

[2]	Non-income producing.
[3]
At September 30, 2012, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Includes securities first acquired in 2012 and less than 1% of net assets.
[6]
Securities for which market quotations are not readily available represent 0.0%, 0.1%, 0.0%, 0.0%, 0.0%, 0.1%, 0.1%, 0.0% and 0.1% of net assets for Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce Dividend Value Fund, Royce Global Value Fund, Royce International Smaller-Companies Fund, Royce International Micro-Cap Fund and Royce Global Select Long/Short Fund, respectively. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[7]	All or a portion of these securities have been segregated as collateral for short sales.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

TAX INFORMATION:
At September 30, 2012, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Pennsylvania Mutual Fund	$4,932,270,991	$1,092,704,704	$1,611,495,306	$518,790,602
Royce Micro-Cap Fund	1,005,922,308	114,711,799	259,682,701	144,970,902
Royce Premier Fund	5,098,086,085	1,701,206,985	2,068,610,397	367,403,412
Royce Low-Priced Stock Fund	3,067,573,190	466,231,021	877,086,360	410,855,339
Royce Total Return Fund	3,421,737,274	1,108,181,388	1,382,584,776	274,403,388
Royce Heritage Fund	220,459,226	42,376,765	50,832,613	8,455,848
Royce Opportunity Fund	1,828,632,949	51,859,668	325,295,112	273,435,444
Royce Special Equity Fund	2,453,094,849	481,426,953	528,652,346	47,225,393
Royce Value Fund	1,326,064,950	83,203,814	214,580,206	131,376,392
Royce Value Plus Fund	1,503,946,435	228,712,312	358,920,478	130,208,166
Royce 100 Fund	267,655,887	52,286,170	74,558,829	22,272,659
Royce Micro-Cap Discovery Fund	4,514,874	94,978	393,172	298,194
Royce Financial Services Fund	15,169,117	888,813	2,658,723	1,769,910
Royce Dividend Value Fund	343,453,815	29,777,194	47,548,484	17,771,290
Royce SMid-Cap Value Fund	10,348,413	(276,123)	728,120	1,004,243
Royce Focus Value Fund	8,102,223	1,155,255	1,593,184	437,929
Royce Partners Fund	1,713,486	149,350	258,463	109,113
Royce Mid-Cap Fund	2,672,656	99,744	336,985	237,241
Royce Special Equity Multi-Cap Fund	88,818,812	5,164,526	7,536,130	2,371,604
Royce European Smaller-Companies Fund	15,155,374	(465,670)	1,658,255	2,123,925
Royce Global Value Fund	370,087,017	(53,507,947)	19,008,348	72,516,295
Royce International Smaller-Companies Fund	24,475,156	676,684	2,929,563	2,252,879
Royce Global Dividend Value Fund	6,694,883	(306,234)	643,256	949,490
Royce International Micro-Cap Fund	4,906,936	(482,517)	271,942	754,459
Royce International Premier Fund	4,194,955	(56,009)	264,035	320,044
Royce Select Fund I	43,130,772	6,157,945	7,766,764	1,608,819
Royce Select Fund II	3,464,804	186,151	385,652	199,501
Royce Global Select Long/Short Fund	19,065,286	(471,536)	2,717,134	3,188,670
Royce Enterprise Select Fund	1,189,573	72,743	103,912	31,169
Royce Opportunity Select Fund	2,253,403	148,950	356,003	207,053

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) or at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –

other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3 –

significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2012. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Royce Pennsylvania Mutual Fund
Common Stocks	$5,854,794,035	$6,927,493	$–	$5,861,721,528
Cash Equivalents	149,173,167	14,081,000	–	163,254,167
Royce Micro-Cap Fund
Common Stocks	1,058,365,073	–	401,153	1,058,766,226
Cash Equivalents	20,862,881	41,005,000	–	61,867,881
Royce Premier Fund
Common Stocks	6,396,451,247	–	–	6,396,451,247
Cash Equivalents	127,663,823	275,178,000	–	402,841,823
Royce Low-Priced Stock Fund
Common Stocks	3,375,165,114	–	1,757,855	3,376,922,969
Cash Equivalents	85,114,242	71,767,000	–	156,881,242
Royce Total Return Fund
Common Stocks	4,351,435,445	10,120,771	3,057	4,361,559,273
Corporate Bonds	–	3,395,625	–	3,395,625
Cash Equivalents	14,281,764	150,682,000	–	164,963,764
Royce Heritage Fund
Common Stocks	255,753,431	–	110,337	255,863,768
Cash Equivalents	3,206,223	3,766,000	–	6,972,223
Royce Opportunity Fund
Common Stocks	1,671,825,300	10,992	–	1,671,836,292
Preferred Stocks	5,183,438	–	–	5,183,438
Cash Equivalents	96,468,887	107,004,000	–	203,472,887
Royce Special Equity Fund
Common Stocks	2,554,452,472	21,663,930	–	2,576,116,402
Cash Equivalents	8,400	358,397,000	–	358,405,400
Royce Value Fund
Common Stocks	1,364,083,769	–	–	1,364,083,769
Cash Equivalents	26,222,995	18,962,000	–	45,184,995
Royce Value Plus Fund
Common Stocks	1,561,023,434	–	–	1,561,023,434
Cash Equivalents	84,044,313	87,591,000	–	171,635,313
Royce 100 Fund
Common Stocks	314,971,528	–	–	314,971,528
Cash Equivalents	1,942,529	3,028,000	–	4,970,529
Royce Micro-Cap Discovery Fund
Common Stocks	4,246,852	–	–	4,246,852
Cash Equivalents	–	363,000	–	363,000
Royce Financial Services Fund
Common Stocks	15,881,930	–	–	15,881,930
Cash Equivalents	–	176,000	–	176,000
Royce Dividend Value Fund
Common Stocks	369,036,600	–	69,409	369,106,009
Cash Equivalents	–	4,125,000	–	4,125,000
Royce SMid-Cap Value Fund
Common Stocks	9,032,290	–	–	9,032,290
Cash Equivalents	–	1,040,000	–	1,040,000
Royce Focus Value Fund
Common Stocks	8,719,348	–	–	8,719,348
Fixed Income	109,130	–	–	109,130
Cash Equivalents	–	429,000	–	429,000
Royce Partners Fund
Common Stocks	1,862,836	–	–	1,862,836
Royce Mid-Cap Fund
Common Stocks	2,772,400	–	–	2,772,400
Royce Special Equity Multi-Cap Fund
Common Stocks	91,469,338	–	–	91,469,338
Cash Equivalents	–	2,514,000	–	2,514,000
Royce European Smaller-Companies Fund
Common Stocks	14,255,704	–	–	14,255,704
Cash Equivalents	–	434,000	–	434,000
Royce Global Value Fund
Common Stocks	292,074,255	–	248,967	292,323,222
Cash Equivalents	5,189,848	19,066,000	–	24,255,848
Royce International Smaller-Companies Fund
Common Stocks	23,007,676	–	15,164	23,022,840
Cash Equivalents	–	2,129,000	–	2,129,000
Royce Global Dividend Value Fund
Common Stocks	6,235,649	–	–	6,235,649
Cash Equivalents	–	153,000	–	153,000
Royce International Micro-Cap Fund
Common Stocks	4,311,237	–	2,182	4,313,419
Cash Equivalents	–	111,000	–	111,000
Royce International Premier Fund
Common Stocks	3,757,946	–	–	3,757,946
Cash Equivalents	–	381,000	–	381,000
Royce Select Fund I
Common Stocks	44,685,717	–	–	44,685,717
Cash Equivalents	–	4,603,000	–	4,603,000
Royce Select Fund II
Common Stocks	3,581,961	–	–	3,581,961
Cash Equivalents	–	222,000	–	222,000
Royce Global Select Long/Short Fund
Common Stocks	20,841,504	–	24,519	20,866,023
Cash Equivalents	–	3,192,000	–	3,192,000
Royce Enterprise Select Fund
Common Stocks	1,007,316	–	–	1,007,316
Cash Equivalents	–	255,000	–	255,000
Royce Opportunity Select Fund
Common Stocks	2,717,734	–	–	2,717,734

Short positions:
	Level 1	Level 2	Level 3	Total
Royce Select Fund II
Common Stocks	$(78,468)	–	–	$(78,468)
Fixed Income	(74,538)	–	–	(74,538)
Royce Global Select Long/Short Fund
Common Stocks	(5,464,273)	–	–	(5,464,273)
Royce Opportunity Select Fund
Common Stocks	(315,381)	–	–	(315,381)

Level 3 Reconciliation:
			Realized and
	Balance as of		Unrealized	Balance as of
	12/31/11	Sales	Gain (Loss)	9/30/12
Royce Micro-Cap Fund
Common Stocks	$385,968	$–	$15,185	$401,153
Royce Low-Priced Stock Fund
Common Stocks	4,425,038	–	(2,667,183)	1,757,855
Royce Total Return Fund
Common Stocks	–	–	3,057	3,057
Royce Heritage Fund
Common Stocks	641,800	323,405	(208,058)	110,337
Royce Dividend Value Fund
Common Stocks	174,722	–	(105,313)	69,409
Royce Global Value Fund
Common Stocks	626,722	–	(377,755)	248,967
Royce International Smaller-Companies Fund
Common Stocks	38,173	–	(23,009)	15,164
Royce International Micro-Cap Fund
Common Stocks	10,717	5,038	(3,497)	2,182
Royce Select Fund II
Common Stocks	24,763	23,626	(1,137)	–
Royce Global Select Long/Short Fund
Common Stocks	61,723	–	(37,204)	24,519

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:

The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

Securities Lending:

The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2012:

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/11	12/31/11	Purchases	Sales	(Loss)	Income	9/30/12	9/30/12

Royce Pennsylvania Mutual Fund
America’s Car-Mart	451,600	$17,693,688	$2,243,209	$–	$–	$–	501,600	$22,807,752
CRA International	592,143	11,748,117	–	–	–	–	592,143	10,232,231
DTS	65,000	1,770,600	24,083,643	–	–	–	992,716	23,110,429
Ethan Allen Interiors	1,623,910	38,502,906	–	–	–	373,499	1,623,910	35,596,107
Hi-Tech Pharmacal	530,400	20,627,256	6,219,840	–	–	–	721,623	23,892,937
Obagi Medical Products[1]	1,053,977	10,708,407	180,814	9,701,091	6,123,802	–
Pervasive Software	1,461,500	8,505,930	–	–	–	–	1,461,500	12,568,900
Preformed Line Products	291,088	17,366,310	1,147,791	–	–	178,653	311,088	16,895,189
Pulse Electronics	2,231,739	6,248,869	–	–	–	–	2,231,739	1,830,026
Rofin-Sinar Technologies[1]	1,642,767	37,537,226	2,082,179	15,074,612	(1,473,850)	–
Shoe Carnival	639,729	16,441,035	6,122,731	499,484	58,285	65,570	1,287,398	30,292,475
Stanley Furniture	912,235	2,736,705	–	–	–	–	912,235	4,442,584
U.S. Physical Therapy	883,675	17,390,724	1,336,557	3,562,790	1,435,519	227,860	736,687	20,354,662
Weyco Group	590,500	14,496,775	–	–	–	295,250	590,500	14,378,675
Winnebago Industries	1,504,450	11,102,841	–	–	–	–	1,504,450	19,001,204
		232,877,389			6,143,756	1,140,832		235,403,171
Royce Micro-Cap Fund
Anaren[1]	743,436	12,355,906	122,988	1,580,776	(155,637)	–
AXT	1,879,961	7,839,438	146,710	212,720	(88,924)	–	1,889,361	6,386,040
GP Strategies[1]	1,029,900	13,883,052	–	2,745,213	3,217,277	–
Graham Corporation	621,249	13,940,828	–	–	–	37,275	621,249	11,225,969
Key Technology	446,814	5,781,773	–	–	–	–	446,814	4,289,414
LaCrosse Footwear[1]	532,669	6,722,283	–	7,482,367	3,040,315	130,667
Legumex Walker	702,500	3,557,532	–	–	–	–	702,500	5,923,837
Lincoln Educational Services	1,382,527	10,921,963	1,436,046	–	–	316,203	1,560,527	6,554,213
Novatel Wireless	413,900	1,295,507	4,739,482	–	–	–	2,529,740	5,008,885
PDI	1,015,694	6,551,226	–	–	–	–	1,015,694	8,095,081
Pilot Gold[1]	3,114,500	3,943,761	–	–	–	–
TGC Industries[1]	1,105,667	7,894,463	–	1,486,187	1,201,032	–
Universal Stainless & Alloy Products[1]	326,512	12,198,488	1,547,641	1,969,129	653,813	–
Voltamp Transformers[1]	524,000	4,499,463	–	2,167,163	(724,274)	82,280
World Energy Solutions	747,900	2,258,658	–	189,796	(132,818)	–	733,900	3,075,041
		113,644,341			7,010,784	566,425		50,558,480
Royce Premier Fund
ADTRAN	2,535,434	76,468,690	15,670,954	–	–	722,817	3,245,434	56,081,100
Alleghany Corporation[1]	514,525	146,788,837	–	–	–	–
Benchmark Electronics	2,710,000	36,503,700	1,817,591	–	–	–	2,843,900	43,426,353
Cabot Microelectronics	2,086,191	98,572,525	–	–	–	31,292,865	2,086,191	73,308,752
Cal-Maine Foods	1,771,686	64,790,557	–	–	–	2,141,968	1,771,686	79,619,569
Cognex Corporation	3,052,717	109,256,741	–	–	–	976,869	3,052,717	105,562,954
Fair Isaac	1,832,600	65,680,384	–	–	–	109,956	1,832,600	81,110,876
Fairchild Semiconductor International	6,458,112	77,755,668	714,525	–	–	–	6,508,112	85,386,429
FEI Company	2,693,120	109,825,434	–	23,421,353	8,150,424	203,450	2,100,236	112,362,626
Knight Capital Group Cl. A1	4,667,200	55,166,304	–	72,603,294	(59,062,852)	–
Lincoln Electric Holdings	5,074,994	198,533,765	–	–	–	2,588,247	5,074,994	198,178,516
MKS Instruments	2,971,910	82,678,536	–	–	–	1,367,079	2,971,910	75,753,986
Myriad Genetics	4,329,367	90,656,945	19,677,063	–	–	–	5,164,765	139,397,007
Nu Skin Enterprises Cl. A	4,181,500	203,095,455	–	8,116,545	7,195,969	2,413,098	3,916,994	152,096,877
ProAssurance Corporation[1]	1,683,449	134,372,899	–	36,611,815	22,650,992	1,026,137
Sanderson Farms	2,130,191	106,786,475	–	–	–	1,448,530	2,130,191	94,516,575
Schnitzer Steel Industries Cl. A	2,108,038	89,127,846	–	–	–	826,351	2,108,038	59,341,270
Seabridge Gold	2,883,900	46,459,629	4,663,178	612,250	(293,960)	–	3,108,900	60,312,660
Semperit AG Holding	1,689,463	65,050,999	8,528,212	–	–	1,392,137	1,894,996	74,028,989
Silver Standard Resources	4,621,999	63,876,026	4,788,635	20,243,900	(10,418,088)	–	4,181,888	67,035,665
Simpson Manufacturing	3,387,886	114,036,243	–	–	–	1,270,457	3,387,886	96,961,297
Strayer Education	1,068,485	103,846,057	–	–	–	3,205,455	1,068,485	68,757,010
Thor Industries	4,407,057	120,885,574	–	5,307,504	27,547	2,115,387	4,256,957	154,612,678
Trican Well Service	7,241,100	124,742,386	12,091,170	–	–	991,693	8,027,100	104,431,503
Unit Corporation	2,896,073	134,377,787	–	–	–	–	2,896,073	120,187,030
Veeco Instruments	2,658,912	55,305,370	1,401,520	–	–	–	2,708,912	81,321,538
Woodward	3,906,024	159,873,562	–	–	–	937,446	3,906,024	132,726,695
		2,734,514,394			(31,749,968)	55,029,942		2,316,517,955
Royce Low-Priced Stock Fund
C&J Energy Services[1]	450,000	9,418,500	41,882,532	–	–	–
Castle (A.M.) & Co.	1,799,667	17,024,850	–	13,320,627	(6,464,621)	–	1,234,667	15,420,991
Corinthian Colleges	5,239,000	11,368,630	–	8,033,076	(5,831,344)	–	4,741,854	11,285,613
Cross Country Healthcare	2,692,607	14,943,969	–	10,207,367	(7,337,663)	–	2,044,768	9,651,305
Globe Specialty Metals	4,160,280	55,706,149	–	–	–	260,018	4,160,280	63,319,461
Houston Wire & Cable	1,591,200	21,990,384	–	–	–	429,624	1,591,200	17,121,312
Kennedy-Wilson Holdings[1]	2,891,499	30,592,059	351,000	5,191,583	1,461,997	395,982
Korn/Ferry International	2,836,963	48,398,589	820,315	3,427,090	(1,140,399)	–	2,736,963	41,957,643
KVH Industries	1,100,200	8,559,556	–	3,352,814	(127,737)	–	857,204	11,563,682
McEwen Mining[1]	7,858,918	26,405,964	813,865	5,835,145	(2,563,948)	–
Neutral Tandem[1]	1,681,614	17,976,454	–	8,282,420	(1,479,452)	–
Novatel Wireless[1]	3,205,176	10,032,201	–	18,431,709	(11,252,115)	–
NutriSystem[1]	1,625,690	21,020,172	–	8,172,002	(3,742,073)	748,487
PC-Tel	1,095,592	7,493,849	–	–	–	98,603	1,095,592	7,723,924
Pretium Resources[1]	5,037,000	61,853,124	–	5,720,826	4,500,373	–
Sigma Designs	2,007,658	12,045,948	–	–	–	–	2,007,658	13,270,619
Smith Micro Software[1]	2,208,776	2,495,917	–	2,072,296	1,201,172	–
Tesco Corporation	3,475,005	43,924,063	–	14,508,959	(3,492,691)	–	2,732,105	29,178,881
Total Energy Services	1,866,700	31,809,485	–	–	–	237,283	1,866,700	30,228,729
TrueBlue	3,212,691	44,592,151	2,348,536	2,765,281	(347,454)	–	3,212,691	50,503,503
Universal Technical Institute	1,730,679	22,118,078	–	–	–	519,204	1,730,679	23,710,302
WaterFurnace Renewable Energy	970,500	14,823,048	–	–	–	593,946	970,500	16,555,065
		534,593,140			(36,615,955)	3,283,147		341,491,030
Royce Total Return Fund
Barry (R.G.)	1,048,496	12,665,832	–	–	–	251,639	1,048,496	15,454,831
Cato Corporation (The) Cl. A1	1,477,815	35,763,123	–	1,011,980	212,762	1,070,555
Chase Corporation	773,974	10,758,239	–	–	–	–	773,974	14,217,902
Colony Financial[1]	2,082,230	32,711,833	5,093,274	11,415,298	(1,107,930)	1,686,251
DDi Corporation[1]	1,093,312	10,200,601	–	9,903,624	4,218,584	131,197
Mueller (Paul) Company	116,700	2,042,250	–	–	–	–	116,700	2,981,685
Peapack-Gladstone Financial	473,145	5,081,577	33,604	–	–	71,082	475,350	7,767,219
Starrett (L.S.) Company (The) Cl. A	529,400	6,802,790	–	–	–	158,820	529,400	6,813,378
Village Super Market Cl. A	714,675	20,332,504	280,433	190,950	4,948	535,924	717,301	26,367,985
		136,358,749			3,328,364	3,905,468		73,603,000
Royce Opportunity Fund
BTU International	690,763	1,795,984	–	40,172	(30,839)	–	686,756	1,510,863
ClearOne Communications	556,620	2,404,599	–	–	–	–	556,620	2,254,311
Comstock Holding Companies Cl. A	1,290,590	1,342,213	–	9,849	(4,188)	–	1,285,590	1,658,411
Cost Plus[1]	1,393,623	13,587,824	–	7,118,946	18,863,319	–
dELiA*s1	1,721,584	1,756,016	–	1,392,120	(1,112,386)	–
Dixie Group	819,019	2,416,106	–	–	–	–	819,019	2,973,039
Evans & Sutherland Computer[1]	654,730	134,220	–	2,612,204	(2,570,002)	–
MarineMax	1,415,750	9,230,690	438,086	1,615,664	(649,540)	–	1,374,850	11,397,506
Material Sciences[1]	560,160	4,570,906	–	915,145	(315,339)	–
NCI Building Systems	1,005,369	10,928,361	1,037,283	180,419	(8,866)	–	1,086,069	10,893,272
Network Equipment Technologies[1]	1,972,468	2,288,063	81,459	8,187,146	(5,635,146)	–
Pericom Semiconductor	1,112,329	8,464,824	549,263	–	–	–	1,182,829	10,272,870
Planar Systems	1,554,792	3,016,296	–	–	–	–	1,554,792	2,098,969
SigmaTron International	345,972	1,141,708	–	11,867	(5,052)	–	344,172	1,497,148
Spartech Corporation	1,597,940	7,558,256	847,361	–	–	–	1,766,323	9,449,828
Spire Corporation	505,783	313,585	3,958	100,437	(81,214)	–	477,283	238,642
TRC Companies	1,644,680	9,884,527	472,261	523,738	(339,507)	–	1,698,182	12,770,329
Unifi	945,600	7,186,560	1,178,813	531,317	(120,330)	–	1,030,534	13,211,446
		88,020,738			7,990,910	–		80,226,634
Royce Special Equity Fund
Ampco-Pittsburgh	979,650	18,946,431	96,743	–	–	530,667	984,500	18,164,025
Applied Industrial Technologies	1,627,973	57,255,810	25,111,961	–	–	1,276,829	2,259,277	93,601,846
Arden Group Cl. A	182,543	16,430,695	4,400,638	–	–	163,952	232,943	22,600,130
Atrion Corporation	158,000	37,956,340	2,435,630	561,686	273,802	254,181	166,433	36,864,909
Bowl America Cl. A	342,575	4,282,188	–	–	–	164,436	342,575	4,402,089
Children’s Place Retail Stores	1,173,000	62,309,760	5,335,499	213,172	16,719	–	1,280,000	76,800,000
Clearwater Paper	1,901,200	67,701,732	4,132,336	–	–	–	2,023,800	83,603,178
Computer Services[1]	929,517	26,258,855	69,328	6,951,915	2,672,427	290,394
CSS Industries	974,100	19,404,072	–	–	–	438,345	974,100	20,017,755
Dorman Products	1,396,165	51,560,373	657,904	–	–	–	2,819,660	88,847,487
Finish Line (The) Cl. A	2,390,550	46,101,757	27,812,881	–	–	553,480	3,683,917	83,772,272
Foster (L.B.) Company	926,600	26,213,514	65,200	–	–	69,609	928,875	30,039,817
Frisch’s Restaurants	505,100	9,859,552	–	–	–	5,040,898	505,100	10,026,235
Hawkins	877,400	32,340,964	1,439,299	442,091	(17,352)	589,017	911,020	37,852,881
Hurco Companies	170,000	3,570,000	6,415,322	–	–	–	433,679	9,922,576
Littelfuse	1,032,650	44,383,297	14,785,064	–	–	636,279	1,299,445	73,470,620
Mesa Laboratories[1]	315,000	13,053,600	–	6,424,168	7,292,383	87,591
Minerals Technologies	507,500	28,688,975	56,795,045	–	–	162,085	1,381,915	98,019,231
National Presto Industries	612,000	57,283,200	3,458,143	–	–	3,693,000	656,500	47,845,720
Park Electrochemical	1,879,800	48,160,476	3,777,042	–	–	587,101	2,011,012	49,933,428
Rimage Corporation	807,000	9,078,750	1,910,829	5,266,783	(2,758,892)	448,405	620,200	4,186,350
Scholastic Corporation			70,458,395	–	–	418,751	2,228,865	70,833,330
Schulman (A.)	1,423,500	30,149,730	5,377,608	–	–	835,841	1,648,722	39,272,558
Standex International	792,200	27,069,474	1,815,889	244,147	50,338	171,926	833,190	37,035,295
Stepan Company	692,200	55,486,752	–	–	–	581,448	692,200	66,534,264
UniFirst Corporation	886,600	50,305,684	30,013,963	–	–	142,839	1,387,037	92,640,201
Universal Electronics[1]	755,000	12,736,850	–	14,675,309	(4,466,779)	–
Utah Medical Products[1]	321,331	8,675,937	–	6,194,049	1,367,885	165,803
		865,264,768			4,430,531	17,302,877		1,196,286,197
Royce Value Plus Fund
Casual Male Retail Group[1]	3,578,734	12,239,270	–	33,643,616	(22,473,582)	–
Celadon Group[1]	1,663,600	19,647,116	–	8,676,635	385,244	53,068
Cerus Corporation	2,884,500	8,076,600	–	–	–	–	2,884,500	9,807,300
Cosi	4,975,812	3,507,948	1,207,675	–	–	–	6,833,770	5,262,003
Digi International[1]	1,504,600	16,791,336	–	11,262,372	(680,244)	–
Immersion Corporation			9,091,807	–	–	–	1,578,109	8,632,256
Mercury Computer Systems[1]	2,218,749	29,487,174	–	8,488,214	808,254	–
Oplink Communications[1]	1,395,012	22,975,848	–	28,664,423	(8,776,689)	–
		112,725,292			(30,737,017)	53,068		23,701,559

1Not an Affiliated Company at September 30, 2012.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: November 20, 2012

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, The Royce Fund
Date: November 20, 2012